UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
================================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 96.48%

CALIFORNIA - 94.33%
$     1,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                 HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)             5.00%        07/01/2007     $      1,106,732
      1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                 HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)             5.00         07/01/2008            1,119,089
        470,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                 CA HOSPITAL ASSOCIATION SERIES C                                     4.00         03/01/2008              470,855
        855,000  BAY AREA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES F (TOLL
                 ROAD REVENUE)                                                        3.90         04/01/2014              871,177
      1,375,000  CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2 (TAX
                 REVENUE)@                                                            7.00         09/01/2026            1,582,405
        600,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)       5.50         04/01/2013              634,212
         85,000  CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)@ +/-             4.45         07/01/2026               88,430
        915,000  CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE  (HFFA
                 REVENUE)@ +/-                                                        4.45         07/01/2026              935,203
        500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J PAUL GETTY
                 SERIES A (OTHER REVENUE)@ +/-                                        4.00         10/01/2023              505,185
      1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE
                 DISPOSAL WASTE MANAGEMENT PROJECT SERIES A (PCR)@ +/-                5.13         07/01/2031            1,046,350
      1,000,000  CALIFORNIA PRESBYTERIAN HOSPITAL (HEALTHCARE FACILITIES
                 REVENUE, MBIA INSURED)                                               5.50         05/01/2007            1,011,640
        950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING
                 AUTHORITY SERIES A (OTHER REVENUE)                                   5.00         03/01/2010              996,398
      1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER
                 & WASTEWATER AUTHORITY REVENUE)@ +/-                                 3.65         05/01/2022            1,000,000
      1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                 SERIES C (LEASE REVENUE)                                             5.25         11/01/2008            1,292,375
        995,000  CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
                 REVENUE, MBIA INSURED)@ +/-                                          3.77         05/01/2013              995,000
        100,000  CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE
                 UNIVERSITY SERIES A (LEASE REVENUE)                                  5.50         10/01/2010              106,894
        745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                 AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY
                 REVENUE)                                                             5.00         07/01/2010              783,971
        800,000  CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.15         12/01/2015              830,032
      1,000,000  CALIFORNIA STATEWIDE CDA @ +/-                                       4.00         05/15/2029            1,000,000
      1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                 (SOLID WASTE REVENUE)                                                4.95         12/01/2012            1,045,050
        500,000  CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                 MBIA INSURED)                                                        5.50         09/01/2014              549,630
      1,000,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                 A3 (HOUSING REVENUE)@ +/-                                            5.10         05/15/2025            1,027,410
        500,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E
                 (HEALTHCARE FACILITIES REVENUE)@ +/-                                 4.70         11/01/2036              512,625
        700,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY CORPORATION FUND FOR
                 HOUSING A (HOUSING REVENUE)                                          6.50         12/01/2029              778,827
        925,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                 (HOUSING REVENUE)                                                    4.25         07/01/2012              912,420
        500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION @ +/-         4.35         12/01/2028              500,000
      1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
                 REVENUE, AMBAC INSURED)                                              5.50         08/01/2011            1,474,276
      1,000,000  CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY
                 SERIES A (IDR, XLCA INSURED)@ +/-                                    4.10         04/01/2028            1,022,590
      1,000,000  CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY
                 SERIES D (IDR, FGIC INSURED)@ +/-                                    4.25         11/01/2033            1,028,260
        505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY
                 REVENUE)                                                             4.10         11/01/2010              516,822
      1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
                 PROJECT (ELECTRIC REVENUE, MBIA INSURED)#                            5.25         07/01/2010            1,036,990
        650,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                 REVENUE)                                                             4.80         08/01/2020              669,344
      1,605,000  COMPTON CA UNION SCHOOL DISTRICT ELECTION 2002 SERIES D
                 (PROPERTY TAX REVENUE, AMBAC INSURED)^                               3.86         06/01/2014            1,196,351
      2,800,000  COMPTON CA UNION SCHOOL DISTRICT SERIES B (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                               5.50         06/01/2025            3,153,724
      1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                 (LEASE REVENUE, MBIA INSURED)                                        5.25         11/01/2010            1,036,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$       500,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
                 RABOBANK NEDERLAND LOC)@ +/-                                         3.95%        04/15/2046     $        500,045
      1,200,000  CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.00         10/01/2009            1,253,712
        235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                 ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                       5.00         12/15/2010              241,077
        300,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                 AMBAC INSURED)^                                                      5.92         09/01/2010              238,662
        885,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                 AMBAC INSURED)^                                                      6.08         09/01/2011              659,307
        225,000  FIREBAUGH-LAS DELTAS USD CA (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                             4.25         08/01/2013              235,971
        655,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED
                 ASSET BACKED SERIES B (OTHER REVENUE)                                5.00         06/01/2012              702,782
      2,445,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY
                 TAX REVENUE, FGIC INSURED)@ +/-                                      3.76         08/01/2024            2,445,000
        500,000  INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX ALLOCATION
                 REVENUE, MBIA INSURED)                                               5.38         05/01/2012              507,990
        630,000  INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX INCREMENTAL
                 REVENUE, MBIA INSURED)                                               5.50         05/01/2016              643,608
      3,550,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
                 IMPORTANT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY
                 BANK LOC)                                                            6.25         08/01/2011            3,760,941
      1,100,000  LA QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II R 412X
                 (TAX INCREMENTAL REVENUE, AMBAC INSURED)@ +/-                        3.76         09/01/2034            1,100,000
        500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                 (SPECIAL TAX REVENUE)                                                5.35         09/01/2010              519,275
        500,000  LOMA LINDA CAMEDICARE CENTER A (HOSPITAL REVENUE)                    4.00         12/01/2011              499,075
        230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                      4.75         08/15/2011              230,207
        455,000  LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
                 REVENUE, INDLC)                                                      9.63         07/01/2013              546,155
        710,000  LOS ANGELES COUNTY CA PUBLIC WORKS SERIES A (OTHER REVENUE,
                 MBIA INSURED)                                                        5.00         10/01/2016              726,579
        500,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
                 (SALES TAX REVENUE)                                                  6.50         07/01/2010              531,855
        925,000  MODESTO CA SERIES A (POWER REVENUE, MBIA INSURED)                    6.00         10/01/2015              943,620
      1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                              5.10         02/15/2011            1,020,250
      1,500,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                12.00         08/01/2013            2,241,060
      1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION
                 PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                       7.00         05/01/2013            1,635,774
        290,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE)                                            5.10         07/01/2012              291,960
        410,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE)                                            5.20         07/01/2013              414,059
        430,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE)                                            5.30         07/01/2014              437,344
        825,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                             4.50         09/01/2012              849,296
        985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
                 AMBAC INSURED)                                                       5.00         08/01/2012            1,041,933
        245,000  SAN CARLOS CA SCHOOL DISTRICT ELECTION 2005 SERIES A
                 (PROPERTY TAX REVENUE, MBIA INSURED)^                                3.97         10/01/2014              178,781
        790,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                 INCORPORATED PROJECT (AIRPORT REVENUE)                               8.00         07/01/2013              911,597
        270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A
                 (SPECIAL TAX REVENUE)                                                3.85         09/01/2009              267,508
      1,000,000  SUNNYVALE CA  (SOLID WASTE REVENUE, AMBAC INSURED)                   5.25         10/01/2012            1,072,210
         85,000  SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
                 (SPECIAL TAX REVENUE)                                                3.50         09/01/2007               84,876
        325,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   8.00         08/01/2011              388,408
        345,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   8.00         08/01/2012              424,067
        365,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   6.00         08/01/2013              418,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$       335,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                  4.00%         08/01/2014     $        342,598
        415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION
                 FACILITIES (LEASE REVENUE, AMBAC INSURED)                           5.00          04/01/2012              440,269
        195,000  TUSTIN CA USD SCHOOL FACILITIES IMPROVEMENT DISTRICT #2002-1
                 (PROPERTY TAX REVENUE, AMBAC INSURED)^                              3.86          06/01/2014              145,351
        245,000  WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT
                 SERIES A (LEASE REVENUE)                                            5.00          11/01/2012              256,204

                                                                                                                        61,983,991
                                                                                                                  ----------------

PUERTO RICO - 1.32%
        805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                              5.75          07/01/2020              866,413
                                                                                                                  ----------------

VIRGIN ISLANDS - 0.83%
        500,000  VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY GROSS RECEIPTS
                 TAXES LOAN NOTES (SALES TAX REVENUE, FGIC INSURED)                  5.00          10/01/2013              541,716
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $62,662,638)                                                                        63,392,120
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 1.01%
        665,450  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                 TRUST~ +++                                                                                                665,450
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $665,450)                                                                               665,450
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $63,328,088)*                                      97.49%                                                   $     64,057,570
                                                        ------                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET                         2.51                                                           1,651,981
                                                        ------                                                    ----------------
TOTAL NET ASSETS                                        100.00%                                                   $     65,709,551
                                                        ------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $665,450.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 1.91%
         54,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                              $        835,380
        149,300  MUNIYIELD CALIFORNIA FUND INCORPORATED                                                                  2,079,749
        274,378  MUNIYIELD CALIFORNIA INSURED FUND INCORPORATED                                                          3,945,556
        157,740  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                      2,459,167

TOTAL INVESTMENT COMPANIES (COST $8,638,301)                                                                             9,319,852
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.13%

CALIFORNIA - 96.28%
$     4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
                 HOUSE (NURSING HOME REVENUE)                                         5.50%        02/15/2029            4,167,440
      2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                 MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                       5.30         10/01/2032            2,278,165
      1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                 FGIC INSURED)^                                                       4.21         08/01/2018              915,960
      2,000,000  ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK
                 LOC)                                                                 5.25         08/01/2025            2,179,820
      1,500,000  ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)^                                   4.40         09/01/2022              750,120
      2,095,000  ANTELOPE VALLEY CA COMMUNITY COLLEGE DISTRICT REFERENDUM
                 (PROPERTY TAX REVENUE, MBIA INSURED)^                                4.05         08/01/2016            1,411,800
      4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE)                                                  5.88         09/01/2020            4,616,476
      3,000,000  BAY AREA TOLL AUTHORITY CALIFORNIA TOLL BRIDGE SAN FRANCISCO
                 BAY AREA SERIES B2 (TOLL ROAD REVENUE, XLCA INSURED)@ +/-            3.55         04/01/2045            3,000,000
      3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                 LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                 INSURED)                                                             5.75         08/01/2030            3,913,492
      5,000,000  BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.00         08/01/2027            5,247,200
      2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                    4.75         09/02/2024            2,062,560
      1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC
                 INSURED)^                                                            4.37         08/01/2021              789,765
      4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                  5.00         03/01/2028            4,112,600
      3,000,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)       6.00         04/01/2022            3,227,880
        250,000  CALIFORNIA HEALTH CATHOLIC SERIES A (HEALTHCARE FACILITIES
                 REVENUE, AMBAC INSURED)                                              5.75         07/01/2015              252,885
      2,250,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES I
                 (HOUSING REVENUE)                                                    4.60         08/01/2021            2,269,620
      5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE
                 REVENUE, MBIA INSURED)@                                              5.50         06/01/2025            5,399,950
      5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
                 GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE)          5.25         10/01/2034            5,204,750
      1,285,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY CANCER CENTER OF SANTA
                 BARBARA (HOSPITAL REVENUE, RADIAN INSURED)                           5.00         06/01/2031            1,339,985
      1,500,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)@                                      5.13         04/01/2017            1,536,105
      1,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)@                                      5.25         04/01/2024            1,023,660
      2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                       6.75         06/01/2030            2,163,340
        150,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                 BACKED SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA
                 INSURED)                                                             6.25         12/01/2031              153,254
        165,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE
                 BACKED SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA
                 INSURED)@ +/-                                                        6.35         12/01/2029              168,741
      3,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCIAL AUTHORITY HOME
                 BUYERS SINGLE FAMILY SERIES 1 (HOUSING REVENUE)                      5.50         08/01/2047            3,260,700
        210,000  CALIFORNIA SMALL FACILITY LOAN SERIES A (HEALTHCARE
                 FACILITIES REVENUE, CALIFORNIA MORTGAGE INSURED)                     6.75         03/01/2020              210,464
      1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                 PROGRAM SERIES MM (LEASE REVENUE)                                    5.50         06/01/2021            1,112,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     1,000,000  CALIFORNIA ST. FRANCIS MEMORIAL HOSPITAL SERIES C (HEALTHCARE
                 FACILITIES REVENUE)                                                  5.88%        11/01/2023     $      1,202,260
      3,595,000  CALIFORNIA STATE (EDUCATIONAL FACILITIES REVENUE)                    5.00         02/01/2025            3,772,953
      5,000,000  CALIFORNIA STATE (GO)                                                5.00         03/01/2025            5,292,500
        450,000  CALIFORNIA STATE (GO- STATES, TERRITORIES, AMBAC INSURED)            5.25         12/01/2024              475,272
      4,550,000  CALIFORNIA STATE (OTHER REVENUE, AMBAC INSURED)@                     5.25         12/01/2024            4,854,577
     15,725,000  CALIFORNIA STATE (PROPERTY TAX REVENUE)                              4.75         03/01/2034           15,983,834
      3,325,000  CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE
                 SERIES A (OTHER REVENUE)                                             4.80         12/01/2027            3,402,240
      3,000,000  CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE
                 SERIES A (OTHER REVENUE, AMBAC INSURED)                              5.30         12/01/2021            3,223,740
      5,000,000  CALIFORNIA STATE DWR SERIES J2 (WATER REVENUE)                       6.00         12/01/2007            5,142,650
      2,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD (LEASE REVENUE, AMBAC
                 INSURED)                                                             5.00         01/01/2021            2,146,920
      3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                 SENIOR AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE &
                 UNIVERSITY REVENUE)@                                                 6.00         07/01/2022            3,965,325
      4,255,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED
                 (HEALTHCARE FACILITIES REVENUE)@                                     6.50         07/01/2020            4,734,453
      1,745,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE
                 (HEALTHCARE FACILITIES REVENUE)                                      6.50         07/01/2020            1,913,829
      2,505,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER
                 (HEALTHCARE FACILITIES REVENUE)                                      6.50         08/01/2012            2,693,652
      4,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                        5.25         08/15/2029            4,183,480
      5,000,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL
                 REVENUE)                                                             5.25         03/01/2045            5,265,600
      2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                 (HOUSING REVENUE, GNMA INSURED)                                      6.10         12/20/2035            2,117,133
      1,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION@ +/-          4.35         12/01/2028            1,500,000
      4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                 AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                          5.25         10/01/2027            4,493,123
      4,700,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HEALTHCARE
                 FACILITIES REVENUE)                                                  5.38         04/01/2017            4,812,612
      6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                             6.25         08/15/2031            6,608,880
      2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.13         08/15/2022            2,832,308
      2,000,000  CALIFORNIA THE EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE,
                 CALIFORNIA MORTGAGE INSURED)                                         5.25         02/01/2021            2,095,500
      1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
                 (PROPERTY TAX REVENUE, FGIC INSURED)                                 5.00         08/01/2032            1,045,080
        160,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                 MBIA INSURED)                                                        6.50         04/01/2012              160,365
      1,080,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)       5.25         10/01/2019            1,188,724
      1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)       5.25         10/01/2020            1,254,764
      5,000,000  CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                 REVENUE, MBIA INSURED)^                                              4.34         09/01/2021            2,623,100
      2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                 PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA
                 INSURED)                                                             6.45         02/01/2018            3,146,095
      3,000,000  CHICO PUBLIC FINANCING AUTHORITY REDEVELOPMENT PROJECT AREA
                 (TAX INCREMENTAL REVENUE, MBIA INSURED)                              5.13         04/01/2021            3,169,890
      1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                 DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)         6.00         08/01/2016            1,803,474
        830,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                 REVENUE)                                                             4.80         08/01/2020              854,701
      2,000,000  COMPTON CA UNION SCHOOL DISTRICT REFUNDING 2002 ELECTION
                 SERIES D (PROPERTY TAX REVENUE, AMBAC INSURED)^                      3.95         06/01/2015            1,423,700
        270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)               7.75         05/01/2022              347,263
      5,000,000  CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
                 (OTHER REVENUE, MBIA INSURED)^                                       6.34         09/01/2017            2,530,500
        885,000  CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART
                 (TAX ALLOCATION REVENUE)@                                            5.25         08/01/2028              940,268
      4,615,000  CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART (TAX
                 ALLOCATION REVENUE)                                                  5.25         08/01/2028            4,749,573
      2,755,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A
                 (SALES TAX REVENUE)                                                  6.50         03/01/2009            2,884,265

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                 ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                       5.65%        12/15/2019     $      1,106,146
      4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                 PROJECT (TAX INCREMENTAL REVENUE)^                                   5.43         12/01/2016            2,323,200
      5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.25         04/01/2024            5,398,050
      2,000,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE, ACA
                 INSURED)                                                             5.25         04/01/2019            2,066,020
      3,000,000  EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED (UTILITIES
                 REVENUE LOC)@ +/-                                                    3.57         06/01/2025            3,000,000
      3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                 PROJECT (TAX INCREMENTAL REVENUE)                                    6.63         10/01/2029            3,580,038
      4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                            4.70         09/01/2018            2,546,851
      5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                            4.80         09/01/2019            2,808,455
      5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                 INSURED)^                                                            4.90         09/01/2020            2,763,170
      1,525,000  EAST SIDE UNION HIGH SCHOOL DISTRICT CALIFORNIA SANTA CLARA
                 COUNTY SERIES F (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)      5.00         08/01/2026            1,628,761
      2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                 PHASE II (LEASE REVENUE, AMBAC INSURED)                              5.25         01/01/2034            2,603,125
        500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                 (SPECIAL FACILITIES REVENUE)                                         5.75         09/02/2014              510,650
      1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                 (SPECIAL FACILITIES REVENUE)                                         5.90         09/02/2021            1,786,050
      2,125,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CENTER FOR THE
                 ARTS (LEASE REVENUE, AMBAC INSURED)                                  6.00         09/01/2018            2,137,325
      2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                 PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                      6.13         09/01/2011            2,143,860
      1,285,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                            5.50         10/01/2017            1,344,161
      5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                            5.50         10/01/2027            5,196,492
      4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                            5.60         10/01/2027            5,004,584
      3,000,000  FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)@
                 +/- #                                                                6.15         05/01/2020            3,106,590
      1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                 6.63         12/01/2011            1,004,240
      2,350,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                 REVENUE, MBIA INSURED)^                                              3.95         08/01/2015            1,661,380
      2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                    6.00         12/01/2013            2,696,350
      4,500,000  HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY
                 BANK LOC)@ +/-                                                       6.00         11/01/2025            4,960,395
        575,000  HUNTINGTON BEACH CA CITY SCHOOL DISTRICT COP (PROPERTY TAX
                 REVENUE, MBIA INSURED)%%                                             4.00         07/01/2019              579,836
      1,360,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                 INSURED)                                                             4.88         07/01/2023            1,414,264
      1,240,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                 INSURED)                                                             4.63         07/01/2025            1,274,447
      3,750,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION
                 INDIVIDUAL SERIES 1 (TAX INCREMENTAL REVENUE, MBIA INSURED)          5.00         05/01/2017            3,824,325
      2,000,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                 #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)@ +/-           3.65         09/02/2031            2,000,000
        235,000  JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE)                                                             6.40         08/01/2016              235,479
      2,000,000  KERN CA HIGH SCHOOL DISTRICT REFERENDUM SERIES A (PROPERTY
                 TAX REVENUE, MBIA INSURED)                                           6.50         02/01/2015            2,237,460
      3,225,000  KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                        6.50         08/01/2015            3,607,904
      2,000,000  KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                        5.60         08/01/2012            2,111,680
      2,905,000  LA QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II R 412X
                 (TAX INCREMENTAL REVENUE, AMBAC INSURED)@ +/-                        3.76         09/01/2034            2,905,000
      4,000,000  LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)              5.50         09/01/2030            4,124,800
      3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                 (SPECIAL TAX REVENUE)                                                5.63         09/01/2016            3,120,046
      3,000,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                 INSURED)                                                             6.00         11/01/2008            3,149,700
      1,500,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                 INSURED)                                                             6.00         11/01/2017            1,728,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     2,900,000  LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
                 1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                 INSURED)^ @                                                          4.76%        08/01/2021     $      1,442,315
      4,745,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)          5.38         11/01/2015            4,798,144
      2,720,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)          5.38         11/01/2023            2,750,165
      2,200,000  LOS ANGELES CA USD MULTIPLE PROPERTY PROJECTS SERIES A (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.50         10/01/2010            2,244,242
      2,235,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                       4.18         08/01/2018            1,364,780
        805,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)            6.00         10/01/2012              814,902
      4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C1 (WATER REVENUE LOC)@ +/-                           3.65         07/01/2036            4,000,000
      1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C2 (WATER REVENUE LOC)@ +/-                           3.60         07/01/2036            1,000,000
      4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                 INCREMENTAL REVENUE, AMBAC INSURED)                                  5.00         05/01/2021            4,615,669
      1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                              5.50         02/15/2013            1,110,640
      1,900,000  NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC
                 INSURED)                                                             5.00         03/01/2026            2,001,308
      1,500,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
                 REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)         6.00         08/01/2015            1,560,885
        500,000  ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)          5.50         07/01/2011              515,350
     11,000,000  PALM SPRINGS CA (HOSPITAL REVENUE)^                                  4.35         04/15/2021            5,874,220
      3,000,000  PALMAR POMERADO HEALTH CA ELECTION OF 2004 SERIES A (PROPERTY
                 TAX REVENUE, AMBAC INSURED)                                          4.50         08/01/2029            2,995,590
        500,000  PALO VERDE CA COMMUNITY COLLEGE DISTRICT SCHOOL FACILITY
                 IMPROVEMENT DISTRICT #2004-1 (COLLEGE & UNIVERSITY REVENUE,
                 RADIAN INSURED)                                                      4.50         08/01/2023              506,725
      1,730,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                 REVENUE)                                                             6.25         01/01/2018            1,973,498
      2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                     5.75         10/01/2031            2,169,397
      1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)       5.25         10/01/2020            1,117,828
      5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)              6.25         12/01/2032            5,907,715
      2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                 INSURED)                                                             5.50         05/01/2019            2,271,900
      2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                  5.85         08/01/2032            2,692,232
      2,680,000  PONOMA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)          6.55         08/01/2029            3,528,193
      2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                 INSURED)                                                             5.50         11/01/2020            2,159,500
      5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                 INSURED)                                                             5.00         11/01/2021            5,210,050
      3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                  5.13         06/01/2030            3,657,240
      1,000,000  REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                 INSURED)                                                             4.63         08/01/2022            1,026,180
      1,345,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                             4.88         09/01/2018            1,386,426
      1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                             5.00         09/01/2021            1,033,580
      1,100,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                 REVENUE)                                                             5.25         05/15/2013            1,115,169
      1,025,000  RIVERSIDE CA UNIVERSAL SCHOOL DISTRICT ELECTION 2001 SERIES B
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                 4.38         08/01/2022            1,043,430
      8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                 COUNTY HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE, MBIA
                 INSURED)^                                                            4.57         06/01/2026            3,513,120
      2,045,000  RIVERSIDE COUNTY CA COP SERIES A (LEASE REVENUE, FGIC INSURED)       5.00         11/01/2024            2,167,475
        840,000  RIVERSIDE COUNTY CA PFA UNREFUNDED REDEVELOPMENT PROJECT 2005
                 SERIES A (TAX REVENUE)                                               5.50         10/01/2022              857,228
      3,990,000  ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
                 INCREMENTAL REVENUE)                                                 5.50         09/01/2031            4,142,857
      1,115,000  ROSS CA ELEMENTARY SCHOOL DISTRICT ELECTION 2006 (PROPERTY
                 TAX REVENUE, MBIA INSURED)                                           5.25         08/01/2026            1,210,611
          5,000  SACRAMENTO CA FINANCING AUTHORITY (OTHER REVENUE)                    6.70         11/01/2011                5,012
      2,500,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)          6.25         08/15/2010            2,691,275
        300,000  SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)          5.75         11/15/2008              303,051
        935,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                        5.38         12/01/2013              990,156
      2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
                 PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                     5.70         03/01/2034            2,985,776
      2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 (SEWER REVENUE)@                                                     4.75         12/01/2023            2,086,293
      2,500,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                 SECURITY BANK LOC)^                                                  4.42         09/01/2023            1,185,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                 FACILITIES REVENUE)                                                  5.30%        09/01/2020     $      1,101,160
      3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE
                 REVENUE)@                                                            6.25         09/01/2029            3,468,448
      4,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES
                 A (SALES TAX REVENUE)                                                6.00         04/01/2008            4,593,915
      2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                 SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                5.00         05/01/2017            2,454,793
      2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                 SERIES 27B (AIRPORT REVENUE, FGIC INSURED)                           5.00         05/01/2019            2,621,950
      2,295,000  SAN FRANCISCO CA CITY & COUNTY BRANCH LIBRARY FACILITIES
                 IMPROVEMENT SERIES G (PROPERTY TAX REVENUE, MBIA INSURED)            5.00         06/15/2023            2,438,024
      2,070,000  SAN FRANCISCO CA CITY & COUNTY STEINHART AQUARIUM IMPROVEMENT
                 SERIES F (PROPERTY TAX REVENUE, MBIA INSURED)                        5.00         06/15/2024            2,193,372
      1,490,000  SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, AMBAC INSURED)^                                             4.10         08/01/2017              956,655
      4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)@ +/-                                             7.55         01/01/2008            4,278,200
      5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                 4.16         01/01/2019            3,322,640
      5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                 4.34         01/01/2023            2,511,425
      6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                 4.36         01/01/2024            2,845,680
      5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 (TOLL ROAD REVENUE)^                                                 4.37         01/01/2025            2,267,050
      3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
                 INSURED)^                                                            4.06         04/01/2016            2,249,577
      3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                 REVENUE)                                                             6.20         01/01/2041            3,529,284
      1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^            4.34         01/01/2021              650,652
      1,310,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                       3.89         01/01/2015              952,331
      1,300,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                       4.16         01/01/2019              783,926
      5,020,000  SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                    6.25         09/02/2022            6,120,484
      3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                 (LEASE REVENUE)                                                      5.60         09/01/2019            3,137,940
      3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                 APARTMENTS SERIES A (HOUSING REVENUE)                                6.50         09/01/2039            3,063,240
      1,500,000  SHAFTER CA COMMUNITY DEVELOPMENT AGENCY REFERENDUM COMMUNITY
                 DEVELOPMENT PROJECT AREA (TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 5.00         11/01/2036            1,576,380
      1,970,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                 REVENUE, AMBAC INSURED)                                              5.25         08/01/2022            2,234,374
      1,000,000  SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                            6.00         07/15/2021            1,011,890
      1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
                 INCREMENTAL REVENUE, XLCA INSURED)                                   5.25         09/01/2019            1,912,378
      1,000,000  SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                             5.55         11/01/2020            1,132,900
      3,000,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET-ASIDE
                 REVENUE (AIRPORT REVENUE, XLCA INSURED)                              5.00         12/01/2036            3,133,170
      1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                6.75         07/01/2011            1,424,457
      5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                 SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                       3.77         09/01/2013            4,390,689
      2,590,000  SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                 REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)               5.00         09/01/2026            2,730,948
      2,000,000  TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM SERIES C (TAX
                 ALLOCATION REVENUE, MBIA INSURED)                                    5.45         09/01/2018            2,133,580
      5,575,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                 REVENUE, AMBAC INSURED)                                              5.38         10/01/2034            5,911,953
      1,000,000  VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                 REVENUE, AMBAC INSURED)                                              5.05         12/01/2026            1,036,170
      1,595,000  VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC
                 REVENUE)@                                                            5.50         04/01/2021            1,643,520
      2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                 PROJECT AREA (TAX INCREMENTAL REVENUE)                               5.88         09/01/2037            2,622,625
      1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                             5.75         08/01/2015            1,143,002
      2,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                 XLCA INSURED)                                                        5.00         09/01/2034            2,188,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$       700,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                 (HOUSING REVENUE)                                                    6.50%        08/01/2010     $        700,329
      2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                 CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)             5.38         10/01/2018            2,596,707
      1,600,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                 A (SPECIAL TAX REVENUE, MBIA INSURED)^                               4.64         09/01/2019              884,512

                                                                                                                       469,266,931
                                                                                                                  ----------------
PUERTO RICO - 0.85%
      3,800,000  CHILDREN'S TRUST FUND PUERTO RICO                                    6.00         07/01/2010            4,121,625
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $442,430,788)                                                                      473,388,556
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 0.12%
        590,562  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                         590,562
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $590,562)                                                                               590,562
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $451,659,651)*                                      99.16%                                                  $    483,298,970
                                                         ------                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET                          0.84                                                          4,111,611
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    487,410,581
                                                         ------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $590,562.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 0.88%
         25,996  DREYFUS MUNICIPAL INCOME INCORPORATED                                                            $        238,383
         25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                    379,650
         10,303  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                     145,787

TOTAL INVESTMENT COMPANIES (COST $633,871)                                                                                 763,820
                                                                                                                  ----------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 98.35%

COLORADO - 98.35%
$     1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27 J BRIGHTON
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                 5.50%        12/01/2019            1,362,950
        500,000  ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                 (PROPERTY TAX REVENUE)                                               6.38         12/01/2016              508,920
      1,000,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHR@+/-                      4.25         12/20/2040            1,000,220
      1,000,000  BOULDER CO (WATER REVENUE)                                           5.60         12/01/2017            1,069,980
      1,000,000  BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC
                 PROJECT (OTHER REVENUE, MBIA INSURED)                                5.50         09/01/2020            1,077,960
        500,000  CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED
                 TAX SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.00         12/01/2026              533,300
      1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
                 REVENUE)                                                             5.25         06/01/2021            1,300,775
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (PRIVATE
                 SCHOOL REVENUE)                                                      7.13         12/15/2030            1,141,340
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                 CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                      6.25         12/15/2012            1,077,100
      3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                 ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)#            5.30         02/15/2029            3,868,650
        500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CEREBRAL
                 PALSY PROJECT SERIES A (OTHER REVENUE)                               6.25         05/01/2036              513,750
        500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL BANNING LEWIS (OTHER REVENUE)++                               6.13         12/15/2035              515,835
      1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE,
                 XLCA INSURED)                                                        5.00         06/15/2019            1,108,006
        500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED(LEASE REVENUE)@            7.00         11/01/2029              548,640
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)@       5.75         06/01/2016            1,089,850
        100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY JOHNSON
                 & WALES UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, XLCA INSURED)                                               5.00         04/01/2023              104,977
      1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PARKER
                 CORE CHARTER (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)          5.00         11/01/2024            1,524,547
      1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                 CHARTER SCHOOL PROJECT (LEASE REVENUE)@                              6.00         12/01/2021            1,663,950
        600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                 RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                           6.75         06/01/2029              586,326
      1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                 COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XLCA
                 INSURED)                                                             5.25         06/15/2024            1,255,124
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES NATIONAL JEWISH
                 FEDERAL BOND PROGRAM SERIES A1 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)@+/-                                                  3.89         09/01/2033            1,000,000
      1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES NATIONAL JEWISH
                 FEDERAL BOND PROGRAM SERIES A9 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)@+/-                                                  3.89         09/01/2036            1,000,000
      1,040,000  COLORADO EXEMPLA INCORPORATED SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                             5.50         01/01/2023            1,100,850
      1,310,000  COLORADO HOUSING & FINANCE AUTHORITY (HOUSING REVENUE)               4.80         05/01/2030            1,329,807
      1,750,000  COLORADO HOUSING & FINANCE AUTHORITY DRIVERS SERIES 120
                 (HOUSING REVENUE)@+/-                                                8.76         04/01/2011            1,789,865
        330,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
                 REVENUE)                                                             6.50         08/01/2031              332,544
        150,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
                 REVENUE)                                                             6.50         05/01/2016              155,066
        780,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
                 REVENUE)                                                             5.25         05/01/2032              794,687
        550,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
                 REVENUE)                                                             6.10         08/01/2023              582,538
      1,295,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
                 REVENUE)@+/-                                                         6.70         08/01/2017            1,342,747
        365,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
                 REVENUE)                                                             6.55         08/01/2033              377,771

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
COLORADO (continued)
$       430,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C3 (HOUSING
                 REVENUE, FHA INSURED)                                                6.38%        08/01/2033     $        433,135
         50,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (HOUSING
                 REVENUE, GO OF AUTHORITY)                                            7.10         06/01/2014               51,412
        515,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E3 (HOUSING
                 REVENUE)                                                             6.60         08/01/2017              525,202
      1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                 FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)              5.00         06/01/2023            1,397,352
        415,000  COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER
                 (HEALTHCARE FACILITIES REVENUE)                                      5.00         01/01/2008              417,224
      2,000,000  COLORADO PARKVIEW MEDICAL CENTER PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                  6.50         09/01/2020            2,202,560
      1,250,000  COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HEALTHCARE
                 FACILITIES REVENUE, AMBAC INSURED)                                   6.25         05/15/2011            1,391,675
        900,000  COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE &
                 UNIVERSITY REVENUE)                                                  4.38         06/01/2026              898,542
      1,500,000  COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                     5.00         11/01/2030            1,579,410
        500,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                  5.75         09/15/2022              518,945
        970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER (WATER REVENUE)@                                               5.00         09/01/2019              996,617
        945,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER PREREFUNDED SERIES A (WATER REVENUE)@                          5.13         09/01/2018              973,104
      1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A (WATER REVENUE)                                       4.50         09/01/2024            1,435,902
         30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES B (OTHER REVENUE)                                       5.00         09/01/2019               30,711
         55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER UNREFUNDED SERIES A (WATER REVENUE)                            5.13         09/01/2018               56,440
      1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
                 WATER SERIES A (WATER REVENUE)                                       5.50         09/01/2022            1,163,770
      1,810,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                 (WATER REVENUE)                                                      4.88         09/01/2017            1,880,264
      1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
                 (WATER REVENUE)                                                      5.00         09/01/2019            1,031,310
      1,000,000  DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
                 SERIES B (RECREATIONAL FACILITIES REVENUE)                           5.13         12/01/2017            1,013,500
      1,250,000  DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                 INSURED)                                                             5.00         11/15/2022            1,335,863
      1,500,000  DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)            5.00         12/01/2030            1,582,650
      1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
                 FHA INSURED)                                                         5.35         08/01/2018            1,518,454
      1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                 COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                        5.75         12/15/2022            1,131,860
      2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
                 SERVICE B (OTHER REVENUE, MBIA INSURED)^                             4.34         09/01/2020            1,371,350
      2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                        7.10         12/01/2017            3,183,550
      1,500,000  ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT
                 (HOUSING REVENUE)                                                    6.65         12/01/2026            1,533,690
      1,000,000  FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)              5.38         06/01/2025            1,087,950
      1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC
                 INSURED)                                                             5.75         12/01/2019            1,287,708
      1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT #RE002 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.25         12/01/2021            1,505,289
      1,000,000  GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                        5.00         12/01/2025            1,069,040
      1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                 AMBAC INSURED)                                                       5.75         12/01/2019            1,235,436
        525,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO PREREFUNDED
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)@                     6.50         06/15/2011              590,882
        475,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO UNREFUNDED
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      6.50         06/15/2011              534,413
        500,000  INVERNESS WATER & SANITATION DISTRICT COLORADO ARAPAHOE &
                 DOUGLAS COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN
                 INSURED)                                                             4.60         12/01/2019              504,540
      1,500,000  JEFFERSON COUNTY CO COP (LEASE REVENUE, MBIA INSURED)                4.50         12/01/2020            1,533,900
      1,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.00         12/15/2023            1,065,020
      3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                               6.50         12/15/2011            3,407,070

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
COLORADO (continued)
$       500,000  LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                      6.00%        04/01/2019     $        521,090
      2,000,000  METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX
                 REVENUE, MBIA INSURED)                                               5.80         12/01/2016            2,066,420
        790,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)       6.50         12/01/2016              815,967
        230,000  PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
                 REVENUE)                                                             6.90         07/01/2015              231,555
        600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                 REVENUE)                                                             7.38         09/01/2010              674,268
      1,250,000  SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE
                 (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                5.00         12/01/2028            1,323,450
      1,730,000  UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
                 (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                        5.50         06/01/2019            1,857,017
      2,030,000  VISTA RIDGE METROPOLITAN DISTRICT COLORADO SERIES A (PROPERTY
                 TAX REVENUE, RADIAN INSURED)                                         5.00         12/01/2036            2,103,607

                                                                                                                        84,727,189
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $80,533,039)                                                                        84,727,189
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 0.47%
        403,943  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                         403,943
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $403,943)                                                                               403,943
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,570,853)*                                      99.70%                                                   $     85,894,952
                                                       -------                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET                         0.30                                                            255,554
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $     86,150,506
                                                       -------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $403,943.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 100.40%

CALIFORNIA - 0.27%
$       410,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX
                 REVENUE, XLCA INSURED)                                              5.00%         09/01/2034     $        448,610
                                                                                                                  ----------------
MINNESOTA - 99.09%
        200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 4.70          11/01/2016              201,094
        200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 4.75          11/01/2017              200,984
        200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 4.80          11/01/2018              201,306
        200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 4.85          11/01/2019              201,304
      1,375,000  ANOKA COUNTY AIRPORT IMPROVEMENT SERIES C (AIRPORT REVENUE,
                 XLCA INSURED)                                                       5.00          02/01/2033            1,428,089
      2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     5.00          02/01/2018            2,981,389
        650,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                   7.15          01/01/2020              690,638
      1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                   7.25          01/01/2032            1,588,995
      3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                            5.00          02/01/2016            3,123,210
      2,900,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                            5.00          02/01/2019            3,019,103
      3,000,000  BRECKENRIDGE MN CATHOLIC HEALTH INITIATIVES SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                     5.00          05/01/2030            3,138,600
        185,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                 GOLF COURSE (LEASE REVENUE)                                         4.38          05/01/2024              183,313
      1,000,000  CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)         5.25          10/01/2025            1,073,400
        750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     5.70          02/01/2017              786,135
        945,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)@                  5.63          10/01/2014            1,017,614
        995,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)@                  5.70          10/01/2015            1,074,222
      1,000,000  CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 6.00          06/01/2019            1,021,230
      1,000,000  DAKOTA COUNTY COMMUNITY MN COMMUNITY DEVELOPMENT AGENCY
                 (SFMR, GNMA INSURED)                                                5.30          12/01/2039            1,077,600
        155,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)@                 5.90          02/01/2015              164,528
        255,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)@                 6.00          02/01/2018              271,432
        300,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)@                 6.10          02/01/2021              320,262
      1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                5.00          02/01/2018            1,053,960
        580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                     5.10          09/01/2014              612,428
        605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                     5.20          09/01/2015              640,138
        560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
                 (HEALTHCARE FACILITIES REVENUE)                                     5.30          09/01/2016              593,734
        700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                 PREREFUNDED (LEASE REVENUE)@                                        7.20          04/01/2016              797,993
        600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                 PREREFUNDED (LEASE REVENUE)@                                        7.40          04/01/2021              688,902
        585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                 PREREFUNDED (LEASE REVENUE)@                                        7.50          04/01/2031              674,072
      1,075,000  HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HEALTHCARE
                 FACILITIES REVENUE, FIRST SECURITY BANK LOC)@                       5.50          11/01/2013            1,193,734
      2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                               5.00          02/01/2017            2,946,363
      1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)#                    5.00          04/01/2019            1,870,590
      1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                 (LEASE REVENUE)                                                     5.25          02/01/2016            1,080,724
        500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                 (LEASE REVENUE)                                                     5.35          02/01/2019              500,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     1,000,000  MAPLE GROVE MN SERIES A (PROPERTY TAX REVENUE)                      5.00%         02/01/2027     $      1,072,550
        360,000  MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                 (HOSPITAL REVENUE)%%                                                4.50          11/01/2014              366,588
        375,000  MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                 (HOSPITAL REVENUE)%%                                                4.50          11/01/2015              381,570
        500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)            5.25          12/01/2016              529,715
        500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)            5.63          12/01/2022              537,290
        600,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)            5.88          12/01/2029              651,198
      4,660,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUBSERIES C (AIRPORT REVENUE, FGIC INSURED)                         5.25          01/01/2021            4,904,184
      1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 6.00          11/15/2023            1,100,840
      3,700,000  MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HEALTHCARE
                 FACILITIES REVENUE, AMBAC INSURED)                                  5.00          11/15/2030            3,899,356
      1,000,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)         5.35          02/01/2030            1,002,330
        530,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                 (OTHER REVENUE)                                                     4.75          12/01/2015              543,080
        555,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                 (OTHER REVENUE)                                                     4.80          12/01/2016              568,825
      2,495,000  MINNEAPOLIS MN OST ANTHONYS MILLS (MFHR, GNMA)                      5.25          06/20/2039            2,581,626
        500,000  MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                 REVENUE)                                                            5.65          02/01/2027              507,815
         10,000  MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                 10.00          06/01/2013               12,170
      1,000,000  MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                  5.50          02/01/2022            1,010,740
      1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)        6.00          02/01/2022            1,313,140
      4,265,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                 REVENUE, MBIA INSURED)@                                             5.50          11/15/2017            4,439,652
      2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE)                5.88          11/15/2010            2,169,869
      1,935,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                 REVENUE)@                                                           6.38          11/15/2022            2,154,681
      1,095,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                 REVENUE, MBIA INSURED)@                                             5.50          11/15/2017            1,136,292
      1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                 RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                   7.25          11/01/2016            1,072,790
      2,000,000  MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE
                 & UNIVERSITY REVENUE)                                               5.35          03/01/2020            2,006,760
      1,000,000  MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF
                 AGENCY)                                                             4.75          07/01/2026            1,009,210
         10,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 41                                                5.65          10/01/2007               10,001
        640,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, GO OF AGENCY)            5.85          07/01/2020              642,573
        815,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)            5.35          07/01/2017              837,217
        915,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)          5.80          07/01/2021              930,052
          5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)            5.90          07/01/2025                5,083
        895,000  MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                 UNIVERSITY REVENUE)                                                 6.75          03/01/2019              957,587
      1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                            5.65          02/01/2010            1,128,138
      1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                            5.75          02/01/2022            1,694,352
        505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                     5.20          12/01/2009              521,049
        725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HEALTHCARE FACILITIES REVENUE)                                     5.40          12/01/2011              750,781
        500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                 (HOUSING REVENUE)                                                   5.30          12/01/2010              516,925
        995,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                          7.10          08/01/2011            1,086,033
        250,000  MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES
                 CROSSOVER SERIES A (HFFA REVENUE)                                   5.00          12/01/2022              255,115
        750,000  MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES
                 CROSSOVER SERIES A (HFFA REVENUE)                                   5.10          12/01/2024              766,478

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)      5.38%         02/01/2017     $      1,522,593
      2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)      5.38          02/01/2019            2,172,090
        560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT
                 SERIES A (LEASE REVENUE)                                            6.25          10/01/2019              577,735
      1,000,000  NEW BRIGHTON MN SERIES A (TAX ALLOCATION REVENUE, MBIA
                 INSURED)                                                            5.00          02/01/2032            1,063,890
      1,000,000  NORTH ST. PAUL MAPLEWOOD MN INDEPENDENT SCHOOL DISTRICT #622
                 SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)%%          5.00          08/01/2024            1,074,530
      2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                  5.40          01/01/2015            2,104,720
      1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                  5.30          01/01/2021            1,038,240
        360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                            5.90          02/01/2018              381,449
        455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                            6.00          02/01/2022              481,513
        500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                 6.00          05/01/2026              505,780
        500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                 6.25          05/01/2035              506,075
      1,000,000  PINE CITY MN NORTH BRANCH SERIES A (HEALTHCARE FACILITIES
                 REVENUE, GNMA INSURED)                                              5.00          10/20/2047            1,030,220
      1,475,000  PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                 REVENUE)                                                            5.00          02/01/2028            1,517,038
      1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                 REVENUE)                                                            5.00          02/01/2017            2,005,139
        300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                 SERIES A (HOUSING REVENUE)                                          6.63          01/01/2019              324,459
      2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                   5.00          02/01/2019            2,964,745
      1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                    5.60          02/01/2018            1,245,907
      2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                    5.63          02/01/2020            3,025,135
        685,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO CLINIC
                 (HOSPITAL REVENUE)                                                  5.00          11/15/2031              719,134
      1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                 (HEALTHCARE FACILITIES REVENUE)                                     5.90          11/15/2009            1,759,626
      2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                 (HEALTHCARE FACILITIES REVENUE)                                     5.90          11/15/2010            2,170,820
      2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)^                                                           2.34          04/01/2009            1,826,720
      2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)^                                                           3.71          04/01/2011            1,693,980
      1,000,000  SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HEALTHCARE
                 FACILITIES REVENUE)                                                 5.25          09/01/2034            1,042,910
      5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A
                 (ELECTRIC REVENUE, MBIA INSURED)^                                   4.27          01/01/2020            2,848,500
      1,775,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, MBIA INSURED)                                              4.25          01/01/2026            1,761,066
      1,335,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)            5.75          05/01/2010            1,429,518
      1,750,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)            5.38          05/01/2011            1,866,183
      4,875,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                 (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)            5.75          05/01/2026            5,223,368
      2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)      5.45          02/01/2013            2,103,125
      1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                   5.00          02/01/2018            1,109,798
      2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                   5.00          02/01/2019            2,113,900
        225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                   5.00          02/01/2012              230,886
        200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                   5.00          02/01/2013              205,584
        225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                   5.00          02/01/2014              230,497
        200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                 (HOUSING REVENUE)                                                   5.00          02/01/2015              204,836
      1,700,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                     5.25          05/15/2018            1,735,819

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     3,000,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                 5.30%         05/15/2028     $      3,051,690
        650,000  ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                  5.75          09/01/2026              650,936
      2,500,000  ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL
                 PROJECT (PRIVATE SCHOOL REVENUE)                                    5.50          10/01/2024            2,596,600
         10,000  ST. PAUL MN PORT AUTHORITY (AIRPORT REVENUE)                        7.10          07/01/2008               10,602
         95,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED
                 (HEALTHCARE FACILITIES REVENUE)@                                    6.63          06/01/2020              102,188
         20,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED
                 (HEALTHCARE FACILITIES REVENUE)                                     6.63          06/01/2020               21,513
      1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                 DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)       5.13          12/01/2024            1,040,200
      1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                 DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)       5.25          12/01/2026            1,099,623
      1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                          5.75          07/01/2011            1,094,970
      2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                          5.75          07/01/2017            3,256,203
      7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                          5.50          07/01/2021            8,378,041
        400,000  VIRGINIA MN HOUSING & RDA (LEASE REVENUE)                           5.13          10/01/2020              415,340
      2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)       5.25          10/01/2025            2,173,070
         25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
                 (HOUSING REVENUE, GNMA INSURED)                                     5.55          08/20/2028               25,657
        240,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
                 REVENUE, MBIA INSURED)#                                             9.75          01/01/2016              344,623
      2,440,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE)                                                            6.38          01/01/2016            2,719,917
      1,195,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, FIRST SECURITY BANK LOC)%%                                 3.90          01/01/2017            1,190,931

                                                                                                                       163,480,713
                                                                                                                  ----------------

PUERTO RICO - 1.04%
      1,550,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SENIOR
                 NOTES SERIES B (OTHER REVENUE)                                      5.00          12/01/2014            1,658,175
         20,000  PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE,
                 MBIA INSURED)                                                       5.00          07/01/2016               21,940
         25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                      5.25          07/01/2022               27,031
          5,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL
                 ROAD REVENUE, MBIA INSURED)                                         5.25          07/01/2010                5,302

                                                                                                                         1,712,448
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $156,292,773)                                                                      165,641,771
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 0.54%
        895,599  WELLS FARGO MINNESOTA TAX FREE TRUST~ +++                                                                 895,599
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $895,599)                                                                               895,599
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $157,188,372)*                                    100.94%                                                   $    166,537,370
                                                        ------                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET                        (0.94)                                                         (1,544,782)
                                                        ------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $    164,992,588
                                                        ------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $895,599.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 94.55%

ALABAMA - 1.09%
$     1,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                 SERIES A2 (SPECIAL FACILITIES REVENUE, MBIA INSURED)^               3.79%         11/15/2015     $      1,021,000
                                                                                                                  ----------------
ALASKA - 1.76%
        550,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY
                 BANK LOC)                                                           7.00          07/01/2009              581,383
      1,000,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED                                     6.20          06/01/2022            1,066,970

                                                                                                                         1,648,353
                                                                                                                  ----------------
ARIZONA - 1.85%
      1,000,000  MOHAVE COUNTY AZ IDA CORRECTIONAL FACILITIES MOHAVE PRISON
                 PROJECT SERIES A (LEASE REVENUE, XLCA INSURED)                      5.00          04/01/2009            1,033,010
        690,000  QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ
                 (OTHER REVENUE)                                                     4.85          07/15/2012              698,639

                                                                                                                         1,731,649
                                                                                                                  ----------------
ARKANSAS - 0.75%
        710,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                 LABORATORY (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)           3.90          12/01/2024              698,029
                                                                                                                  ----------------
CALIFORNIA - 1.00%
        500,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
                 RABOBANK NEDERLAND LOC)@+/-                                         3.95          04/15/2046              500,045
        410,000  SANTA CLARA CA RDA BAYSHORE NORTH PROJECT (TAX REVENUE, AMBAC
                 INSURED)                                                            7.00          07/01/2010              440,270

                                                                                                                           940,315
                                                                                                                  ----------------
COLORADO - 7.42%
      1,500,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHR@+/-                     4.25          12/20/2040            1,500,330
        110,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                   5.85          06/01/2008              108,941
      1,125,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                 CHARTER SCHOOL PROJECT (LEASE REVENUE)                              5.25          12/01/2011            1,172,486
        130,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)       6.00          12/01/2006              130,481
        455,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)       6.25          12/01/2010              493,443
        315,000  COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HEALTHCARE
                 FACILITIES REVENUE)                                                 5.30          09/15/2009              318,742
      1,000,000  COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES II-B
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED
                 STUDENT LOANS)                                                      6.20          12/01/2008            1,003,330
        655,000  DENVER CITY & COUNTY CO (HOUSING REVENUE)                           7.00          08/01/2010              705,494
        780,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                 REVENUE)                                                            5.00          05/01/2011              791,840
        305,000  HIGHLANDS RANCH METRO DISTRICT #2 COLORADO PREREFUNDED
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)@                    6.50          06/15/2009              327,957
        370,000  HIGHLANDS RANCH METRO DISTRICT #2 COLORADO UNREFUNDED BALANCE
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     6.50          06/15/2009              397,950

                                                                                                                         6,950,994
                                                                                                                  ----------------
DISTRICT OF COLUMBIA - 1.46%
      1,000,000  DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                           5.50          06/01/2014            1,053,360
        300,000  DISTRICT OF COLUMBIA SERIES B1 (PROPERTY TAX REVENUE, AMBAC
                 INSURED)                                                            5.50          06/01/2008              309,450

                                                                                                                         1,362,810
                                                                                                                  ----------------
FLORIDA - 3.99%
        845,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                      5.00          11/01/2012              878,251
        110,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                 (HEALTHCARE FACILITIES REVENUE)                                     6.00          11/15/2009              113,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
FLORIDA (continued)
$       500,000  BROWARD COUNTY FL PASSENGER FACILITIES CONVERSION LIEN SERIES
                 H1 (AIRPORT REVENUE, AMBAC INSURED)                                 5.25%         10/01/2012     $        516,940
        500,000  EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT SERIES B
                 (SPECIAL TAX REVENUE)                                               5.00          05/01/2011              503,440
        705,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                              6.20          12/01/2008              721,857
      1,000,000  VOLUSIA COUNTY FL IDA (ACA INSURED, HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                    4.35          12/01/2028            1,000,000

                                                                                                                         3,734,195
                                                                                                                  ----------------
ILLINOIS - 6.19%
      1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                  5.00          12/30/2010            1,062,338
        250,000  CHICAGO IL BOARD OF EDUCATION SERIES A (LEASE REVENUE, MBIA
                 INSURED)                                                            6.25          01/01/2015              286,805
      1,200,000  CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)            5.38          01/01/2013            1,285,512
        740,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE, FIRST SECURITY BANK LOC)                        6.13          04/01/2012              789,528
        500,000  ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)      5.50          11/15/2010              522,750
        800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)               5.75          01/01/2010              851,840
      1,000,000  WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
                 (EDUCATIONAL FACILITIES REVENUE)                                    4.38          12/01/2009            1,000,320

                                                                                                                         5,799,093
                                                                                                                  ----------------
INDIANA - 1.84%
        815,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL
                 DISTRICT SCHOOL BUILDING CORPORATION FIRST MORTGAGE PREREFUNDED
                 (LEASE REVENUE)@                                                    5.20          09/15/2008              833,737
        850,000  INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                 REVENUE)                                                            5.00          07/01/2012              884,740

                                                                                                                         1,718,477
                                                                                                                  ----------------
IOWA - 3.18%
      1,000,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED SERIES B                                               5.50          06/01/2011            1,079,200
      1,740,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED SERIES B PREREFUNDED@                                  5.60          06/01/2035            1,897,574

                                                                                                                         2,976,774
                                                                                                                  ----------------
KANSAS - 1.49%
      1,400,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)       3.75          12/01/2012            1,396,472
                                                                                                                  ----------------
KENTUCKY - 1.13%
      1,000,000  ASHLAND KY PCR                                                      5.70          11/01/2009            1,060,240
                                                                                                                  ----------------
MARYLAND - 2.24%
      1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                 APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)@           4.90          05/15/2031            1,033,920
        995,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES D (HOUSING
                 REVENUE)                                                            5.75          07/01/2029            1,061,675

                                                                                                                         2,095,595
                                                                                                                  ----------------
MASSACHUSETTS - 4.28%
        615,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                 SYSTEMS (ELECTRIC REVENUE)                                          5.13          12/01/2011              631,771
      1,000,000  MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION
                 LOAN NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)      4.13          06/01/2009            1,003,340
        730,000  MASSACHUSETTS PORT AUTHORITIES DELTA AIRLINES INCORPORATED
                 PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                     5.50          01/01/2013              771,968
        500,000  MASSACHUSETTS SERIES A (OTHER REVENUE)                              5.25          01/01/2009              518,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MASSACHUSETTS (continued)
$     1,000,000  MASSACHUSETTS SERIES A PREREFUNDED (PROPERTY TAX REVENUE)@          6.00%         02/01/2010     $      1,083,690

                                                                                                                         4,009,119
                                                                                                                  ----------------
MICHIGAN - 1.31%
        300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                 GROUP SERIES A (HOSPITAL REVENUE)                                   5.13          11/01/2029              313,560
        415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
                 SYSTEMS (HEALTHCARE FACILITIES REVENUE)#                            5.25          11/15/2006              415,784
        500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                 OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD
                 BANK LOC)@+/-                                                       4.35          06/01/2041              500,770

                                                                                                                         1,230,114
                                                                                                                  ----------------
MINNESOTA - 2.08%
        290,000  MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                 CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)%%                    4.50          11/01/2011              295,162
        215,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE)                                                 5.00          11/15/2008              219,822
         40,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)        5.00          02/01/2007               40,126
         15,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)        5.00          02/01/2008               15,165
        365,000  MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY
                 REVENUE)                                                            4.88          12/01/2007              368,281
        450,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE)                                                            6.38          01/01/2016              501,624
        500,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, AMBAC INSURED)                                             5.40          01/01/2009              508,880

                                                                                                                         1,949,060
                                                                                                                  ----------------
MONTANA - 0.83%
        740,000  MONTANA STATE BOARD OF HOUSING SERIES A (HOUSING REVENUE)           5.60          12/01/2035              778,813
                                                                                                                  ----------------
NEVADA - 0.70%
        645,000  SPARKS NV RDA SERIES A (TAX INCREMENTAL REVENUE, RADIAN INSURED)    5.10          01/15/2008              656,113
                                                                                                                  ----------------
NEW JERSEY - 2.28%
      1,500,000  BAYONNE NJ (GO - STATES, TERRITORIES)                               5.00          10/27/2006            1,500,375
        250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)      5.63          06/15/2019              262,985
        225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                 GENERAL (TOLL ROAD REVENUE)                                         6.20          01/01/2010              237,924
        125,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)    5.00          06/01/2013              129,581

                                                                                                                         2,130,865
                                                                                                                  ----------------
NEW YORK - 2.93%
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY
                 UNIVERSITY SERIES A (OTHER REVENUE)                                 5.50          05/15/2013            1,088,100
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                 UNIVERSITY REVENUE, CIFG INSURED)@+/-                               6.00          11/15/2023            1,112,080
        520,000  NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA
                 INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)      5.75          04/01/2011              546,707

                                                                                                                         2,746,887
                                                                                                                  ----------------
NORTH DAKOTA - 0.75%
        695,000  WILLIAMS COUNTY ND (SALES TAX REVENUE, RADIAN INSURED)              4.25          11/01/2012              697,829
                                                                                                                  ----------------
OHIO - 1.51%
         90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE
                 REVENUE)@+/-                                                        6.50          12/01/2007               92,230
      1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT (IDR)          5.13          10/01/2008            1,026,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
OHIO (continued)
$       300,000  FRANKLIN COUNTY OH CITIZENS UTILITY COMPANY PROJECT (IDR)@+/-       4.75%         08/01/2015     $        299,724

                                                                                                                         1,418,084
                                                                                                                  ----------------
OKLAHOMA - 1.99%
        700,000  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                 (EDUCATIONAL FACILITIES REVENUE)                                    6.25          08/15/2014              774,235
        450,000  JAY OK INDIVIDUAL AUTHORITY EDUCATIONAL FACILITIES JAY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                     4.75          09/01/2012              462,204
        220,000  MORRISON OK EDUCATIONAL FACILITIES AUTHORITIES MORRISON PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                     4.75          09/01/2012              226,897
        210,000  POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS
                 PROJECT (EDUCATIONAL FACILITIES REVENUE)                            4.75          09/01/2012              215,695
        180,000  POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS
                 PROJECT (LEASE REVENUE)                                             4.75          09/01/2011              184,379

                                                                                                                         1,863,410
                                                                                                                  ----------------
OREGON - 0.40%
        365,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
                 (TAX INCREMENTAL REVENUE)                                           5.00          08/01/2008              369,646
                                                                                                                  ----------------
PENNSYLVANIA - 3.14%
      1,000,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE, FGIC INSURED)                             6.00          01/01/2013            1,071,740
      1,000,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                 (NURSING HOME REVENUE)                                              7.25          01/01/2035            1,201,400
        640,000  MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
                 (HOSPITAL REVENUE, ACA INSURED)                                     5.00          10/01/2011              663,923

                                                                                                                         2,937,063
                                                                                                                  ----------------
PUERTO RICO - 1.57%
        425,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED@                      5.75          07/01/2020              444,533
      1,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                 (OTHER REVENUE)                                                     5.00          12/01/2008            1,024,110

                                                                                                                         1,468,643
                                                                                                                  ----------------
RHODE ISLAND - 1.14%
        335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                 REVENUE)                                                            4.50          09/01/2007              337,975
        350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                 REVENUE)                                                            4.50          09/01/2008              356,202
        365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                 REVENUE)                                                            4.50          09/01/2009              374,056

                                                                                                                         1,068,233
                                                                                                                  ----------------
SOUTH CAROLINA - 3.51%
      1,000,000  BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL
                 FACILITIES GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)         5.15          02/01/2008            1,016,400
        600,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                           8.87          01/01/2028               94,932
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITIES PALMETTO
                 HEALTH ALLIANCE SERIES A (NURSING HOME REVENUE)                     7.13          12/15/2015            1,148,640
      1,000,000  SOUTH CAROLINA STATE PUBLIC SERVICES SERIES A (ELECTRIC
                 REVENUE, MBIA INSURED)                                              4.90          01/01/2011            1,025,450

                                                                                                                         3,285,422
                                                                                                                  ----------------
SOUTH DAKOTA - 3.96%
        940,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                  6.00          01/01/2009              964,976
        830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                 5.15          05/01/2014              825,327

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
SOUTH DAKOTA (continued)
$     1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
                 CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)      5.00%         01/01/2009     $      1,018,060
        500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
                 (HFFA REVENUE, AMBAC INSURED)@+/-                                   4.00          07/01/2031              499,990
        395,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 (HEALTHCARE FACILITIES REVENUE, ACA INSURED)                        5.20          04/01/2008              402,031

                                                                                                                         3,710,384
                                                                                                                  ----------------
TENNESSEE - 0.30%
        200,000  METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                 (AIRPORT REVENUE, FGIC INSURED)                                     5.38          07/01/2013              208,302
         75,000  TENNESSEE STATE SERIES A (OTHER REVENUE)                            5.00          05/01/2007               75,665

                                                                                                                           283,967
                                                                                                                  ----------------
TEXAS - 13.96%
      1,000,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT (HARBOR DEPARTMENT
                 REVENUE)@+/-                                                        5.20          05/15/2033            1,019,790
        170,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
                 HUD INSURED)                                                        5.00          10/01/2009              172,402
        340,000  DUNCANVILLE TX HOSPITAL AUTHORITY - METHODIST HOSPITALS DALLAS
                 PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                          9.00          01/01/2010              370,828
        240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT (LEASE REVENUE)           5.20          10/15/2006              240,154
        420,000  HOUSTON TX (AIRPORT REVENUE)                                        6.25          07/01/2012              453,995
      1,060,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                 INSURED) @+/-                                                       6.75          06/01/2033            1,119,201
        430,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                 HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                         5.00          02/15/2008              435,108
        245,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)              5.00          08/15/2007              247,969
        795,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION
                 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)^                     5.22          06/01/2007              768,145
        580,000  NORTEX HOUSING FINANCE CORPORATION TX SUB CLASS B (SFMR)            5.50          01/01/2038              584,425
      1,050,000  NORTHWEST TEXAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^ %%                      3.83          02/15/2012              855,761
      3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
                 INSURED)                                                            6.00          09/01/2010            3,220,650
      1,025,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS ASMARA PROJECT
                 SERIES A PREREFUNDED (HOUSING REVENUE)@                             6.40          01/01/2027            1,052,655
        495,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                 HOUSING REVENUE, GNMA INSURED)                                      5.50          09/01/2038              530,175
      1,500,000  TEXAS STATE WATER FINANCIAL ASSISTANCE SERIES A & C (OTHER          5.38          08/01/2013            1,545,000
                 REVENUE)
        450,000  WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                   6.00          03/01/2009              460,022

                                                                                                                        13,076,280
                                                                                                                  ----------------
WASHINGTON - 9.93%
        385,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #01 ELECTRIC
                 DISTRIBUTION SYSTEM PREREFUNDED (ELECTRIC PLANT REVENUE,
                 AMBAC INSURED)@                                                     5.25          09/01/2009              403,114
        615,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #01 ELECTRICAL
                 DISTRIBUTION SYSTEM UNREFUNDED (ELECTRIC PLANT REVENUE,
                 AMBAC INSURED)                                                      5.25          09/01/2009              643,585
      1,000,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                 REVENUE)                                                            6.38          12/01/2008            1,030,400
        950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                        5.13          09/01/2009              966,578
      1,345,000  SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT (HEALTHCARE
                 FACILITIES REVENUE, GO OF DISTRICT)                                 4.75          12/01/2007            1,352,949
        695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                 (ELECTRIC REVENUE)                                                  4.20          01/01/2008              700,636
        555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                 (ELECTRIC REVENUE)                                                  4.20          07/01/2008              561,249
      1,000,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                        6.50          06/01/2026            1,098,090
      1,000,000  VANCOUVER WA BOARD ANTICIPATION NOTES VILLAGE PARK APARTMENTS
                 (HOUSING REVENUE)                                                   4.20          03/01/2008              999,250
        300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1
                 SERIES B (ELECTRIC REVENUE)                                         7.25          07/01/2009              317,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WASHINGTON (continued)
$     1,155,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                       6.25%         02/01/2011     $      1,224,161

                                                                                                                         9,297,481
                                                                                                                  ----------------
WEST VIRGINIA - 0.94%
        200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                   7.38          09/01/2011              233,114
        615,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                 PROGRAM (SEWER REVENUE)                                             7.10          11/01/2009              645,645

                                                                                                                           878,759
                                                                                                                  ----------------
WISCONSIN - 1.65%
      1,500,000  WISCONSIN STATE HOSPITAL GUNDERSEN LUTHERAN SERIES A
                 (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                         5.00          02/15/2009            1,546,698
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $88,202,467)                                                                        88,536,866
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 5.76%
      5,397,060  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                       5,397,060
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,397,060)                                                                           5,397,060
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,599,527)*                                    100.31%                                                    $     93,933,926
                                                       ------                                                     ----------------

OTHER ASSETS AND LIABILITIES, NET                       (0.31)                                                            (293,747)
                                                       ------                                                     ----------------

TOTAL NET ASSETS                                       100.00%                                                    $     93,640,179
                                                       ------                                                     ----------------

 ^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

  #   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

 %%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

  ~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,397,060.

  * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 0.78%
        176,100  DREYFUS MUNICIPAL INCOME INCORPORATED                                                            $      1,614,837
         35,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                  533,246

TOTAL INVESTMENT COMPANIES (COST $1,776,648)                                                                             2,148,083
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.87%

ALABAMA - 1.40%
$       800,000  ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                 A (WATER REVENUE, AMBAC INSURED)                                     4.85%        08/15/2022              810,368
      1,815,000  ALABAMA STATE BOARD OF EDUCATION JOHN C. CALHOUN COMMUNITY
                 COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)        5.25         05/01/2023            1,956,098
      1,065,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
                 GASTON PROJECT SERIES A (IDR, AMBAC INSURED)@ +/-                    4.55         06/01/2019            1,104,469

                                                                                                                         3,870,935
                                                                                                                  ----------------
ALASKA - 0.93%
      1,450,000  ALASKA BANK AUTHORITY SERIES TWO (OTHER REVENUE, MBIA INSURED)       5.00         12/01/2035            1,496,603
      1,000,000  ANCHORAGE AK ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE,
                 MBIA INSURED)                                                        5.00         12/01/2021            1,069,750

                                                                                                                         2,566,353
                                                                                                                  ----------------
ARIZONA - 3.03%
        500,000  CHANDLER AZ (FUEL SALES TAX REVENUE)                                 6.00         07/01/2011              552,910
        630,000  GLENDALE AZ IDA MIDWESTERN SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)                       6.00         05/15/2026              643,665
        200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 ALHAMBRA
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      5.50         07/01/2013              222,216
      1,095,000  MARICOPA COUNTY AZ HIGH SCHOOL DISTRICT #210 PHOENIX SCHOOL
                 IMPROVEMENT SERIES C (PROPERTY TAX REVENUE, MBIA INSURED)            4.25         07/01/2015            1,134,661
      1,860,000  MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL
                 REVENUE)                                                             5.00         07/01/2016            1,901,143
        750,000  MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A
                 (HOUSING REVENUE, MBIA INSURED)                                      5.85         07/01/2019              760,845
        400,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #44 AVONDALE ELEMENTARY
                 SCHOOL IMPROVEMENT PROJECT 2005 SERIES A (PROPERTY TAX
                 REVENUE, AMBAC INSURED)                                              4.00         07/01/2018              401,104
      1,000,000  MARICOPA COUNTY AZ UNIVERSITY SCHOOL DISTRICT #48 SCOTTSDALE
                 SCHOOL IMPROVEMENT PROJECT 2004 SERIES B (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    4.00         07/01/2019              995,500
        215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                 REVENUE, ACA INSURED)                                                5.63         07/01/2010              227,287
        250,000  PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED (LEASE
                 REVENUE, AMBAC INSURED)@                                             5.38         09/15/2022              266,738
         40,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
                 INSURED)                                                             5.30         04/01/2020               40,325
        300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)             5.25         07/01/2017              318,879
        500,000  TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)        7.00         07/01/2012              585,640
        275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY
                 REVENUE)                                                             6.00         06/01/2010              297,990

                                                                                                                         8,348,903
                                                                                                                  ----------------
ARKANSAS - 0.74%
      2,000,000  CABOT AR SALES & USE TAX                                             4.60         12/01/2025            2,041,020
                                                                                                                  ----------------
CALIFORNIA - 13.15%
      2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
                 LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE,
                 GUARANTEED STUDENT LOANS)                                            7.85         07/01/2025            2,615,675
      2,800,000  CALIFORNIA STATE (GO)                                                5.00         03/01/2025            2,963,800
        500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED@ +/-        4.30         05/15/2029              500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$       500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                 (HEALTHCARE FACILITIES REVENUE LOC)@ +/-                             4.20%        05/15/2029     $        500,000
      2,000,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 AMBAC INSURED)                                                       5.00         06/01/2031            2,108,100
      1,285,000  EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE,
                 FIRST SECURITY BANK LOC)                                             5.00         10/01/2026            1,363,963
      1,000,000  HAYWARD CA REDEVELOPMENT AGENCY TAX ALLOCATION DOWNTOWN
                 HAYWARD REDEVELOPMENT PROJECT (TAX ALLOCATION REVENUE, XLCA
                 INSURED)                                                             5.00         03/01/2036            1,043,480
      6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES
                 A6 (WATER REVENUE)@ +/- ++                                           7.31         08/10/2018            9,205,428
      1,020,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                              5.30         02/15/2012            1,045,480
        760,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)              5.75         12/01/2012              795,636
        600,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT ELECTION 2002
                 SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)             4.25         09/01/2026              594,408
      1,090,000  RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX
                 COMMUNITY FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX
                 REVENUE, MBIA INSURED)                                               5.00         09/01/2036            1,144,773
        185,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                 INCORPORATED PROJECT (AIRPORT REVENUE)                               8.00         07/01/2013              213,475
      1,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             4.50         03/01/2011              994,430
      3,310,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET-ASIDE
                 REVENUE (AIRPORT REVENUE, XLCA INSURED)                              5.00         12/01/2036            3,456,931
        500,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY SOUTHERN CA AIRPORT
                 AUTHORITY PROJECT (AIRPORT REVENUE, XLCA INSURED)                    5.00         12/01/2036              522,995
      4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED
                 STUDENT LOANS)                                                       5.88         01/01/2018            5,035,347
      1,000,000  TURLOCK CA PUBLIC FINANCING AUTHORITY (TAX INCREMENTAL
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.00         09/01/2036            1,050,250
      1,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                 XLCA INSURED)                                                        5.00         09/01/2026            1,080,420

                                                                                                                        36,234,591
                                                                                                                  ----------------
COLORADO - 4.25%
        650,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL BANNING LEWIS (OTHER REVENUE)++                               6.13         12/15/2035              670,586
        200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED (LEASE REVENUE)@           7.00         11/01/2029              219,456
         55,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
                 REVENUE)                                                             7.15         11/01/2014               55,838
        945,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (SFHR, MBIA
                 INSURED)                                                             6.50         08/01/2031              952,286
        520,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
                 REVENUE)                                                             7.10         04/01/2017              535,335
      1,385,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
                 REVENUE, FIRST SECURITY BANK LOC)                                    6.70         08/01/2017            1,436,065
        745,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (SFHR)                6.90         04/01/2029              753,411
        800,000  COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
                 (HOUSING REVENUE, FNMA INSURED)@ +/-                                 3.77         02/15/2028              800,000
        500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                 (HOUSING REVENUE, FHA INSURED)                                       5.75         10/01/2027              513,005
        820,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                 (AIRPORT REVENUE)                                                    5.15         05/01/2017              830,553
      3,245,000  LITTLETON CO BUILDING CORPORATION COP (LEASE REVENUE)                5.13         12/01/2018            3,475,103
        795,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)       6.50         12/01/2016              821,132
        420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                 REVENUE)                                                             7.38         09/01/2010              471,988
        170,000  VISTA RIDGE METRO DISTRICT COLORADO LIMITED TAX SERIES A
                 (PROPERTY TAX REVENUE, RADIAN INSURED)                               4.13         12/01/2016              169,810

                                                                                                                        11,704,568
                                                                                                                  ----------------
DISTRICT OF COLUMBIA - 0.97%
      3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
                 (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^ #                4.23         07/01/2015            2,666,356
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
FLORIDA - 2.77%
$     2,000,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HEALTHCARE
                 FACILITIES REVENUE LOC)@ +/-                                         4.35%        12/01/2028     $      2,000,000
        500,000  FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                 INSURED)                                                             5.90         02/01/2030              514,075
        500,000  FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE
                 SERIES 4 (HOUSING REVENUE, GNMA INSURED)                             4.70         01/01/2015              509,565
      2,605,000  PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)        4.85         04/01/2032            2,613,753
      2,000,000  VOLUSIA COUNTY FL IDA (HEALTHCARE FACILITIES REVENUE LOC, ACA
                 INSURED)@ +/-                                                        4.35         12/01/2028            2,000,000

                                                                                                                         7,637,393
                                                                                                                  ----------------
GEORGIA - 1.36%
      1,000,000  ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC
                 INSURED)@                                                            5.75         01/01/2020            1,067,010
      2,000,000  ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK LOC)       5.25         01/01/2016            2,155,220
        500,000  FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
                 PREREFUNDED (HOUSING REVENUE)@                                       6.90         07/01/2008              526,220

                                                                                                                         3,748,450
                                                                                                                  ----------------
GUAM - 0.02%
         60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED
                 SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)                 5.75         09/01/2031               69,130
                                                                                                                  ----------------
HAWAII - 0.04%
        100,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                 A (HOUSING REVENUE, FNMA INSURED)                                    5.75         07/01/2030              100,479
                                                                                                                  ----------------
IDAHO - 0.24%
         70,000  AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B
                 PREREFUNDED (TAX INCREMENTAL REVENUE)@                               6.00         08/01/2014               71,417
        240,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
                 REVENUE, FHA INSURED)                                                6.15         01/01/2028              245,482
        165,000  IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                     6.35         07/01/2015              165,525
        150,000  IDAHO IHC HOSPITALS INCORPORATED (HEALTHCARE FACILITIES
                 REVENUE)@ +/-                                                        6.65         02/15/2021              191,915

                                                                                                                           674,339
                                                                                                                  ----------------
ILLINOIS - 8.51%
        500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
                 INSURED)                                                             6.13         06/01/2039              521,365
      2,250,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING REVENUE)@          5.38         07/01/2019            2,450,925
        220,839  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                 REHABILITATION SERIES A(i)                                           7.88         07/01/2020              191,399
        170,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY & URBAN DEVELOPMENT
                 PREREFUNDED (HOUSING REVENUE, HUD INSURED)@                          7.00         07/01/2017              172,159
      4,000,000  ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HEALTHCARE
                 FACILITIES REVENUE)@                                                 6.25         11/15/2029            4,346,480
        500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                 DISTRICT #165 PREREFUNDED (PROPERTY TAX REVENUE, AMBAC
                 INSURED)@                                                            6.25         12/01/2015              537,490
      1,000,000  MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      9.00         12/01/2017            1,402,100
      1,500,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                 SPECIAL OBLIGATION SERIES A (WATER REVENUE)                          5.00         05/01/2014            1,625,580
      1,415,000  OGLE COUNTY IL COMMUNITY UNIT SCHOOL (PROPERTY TAX REVENUE,
                 AMBAC INSURED)                                                       5.25         01/01/2016            1,565,613
      7,350,000  REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX
                 REVENUE, FGIC INSURED)                                               7.75         06/01/2019            9,623,355
        970,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING
                 & URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                  6.75         01/01/2018            1,010,148

                                                                                                                        23,446,614
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE           VALUE
INDIANA - 4.03%
$     1,000,000  CARMEL IN REDEVELOPMENT AUTHORITY LEASING PERFORMING ARTS
                 CENTER (OTHER REVENUE)                                               5.00%        02/01/2029     $      1,047,050
      1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE
                 REVENUE, MBIA INSURED)                                               5.00         08/01/2012            1,497,566
      2,000,000  FRANKLIN TOWNSHIP INDIANA SCHOOL BUILDING CORPORATION MARION
                 COUNTY FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                  5.00         07/15/2026            2,118,020
      2,515,000  INDIANA ASCENSION HEALTH SERIES F (HEALTHCARE FACILITIES
                 REVENUE)                                                             5.50         11/15/2018            2,707,976
      1,195,000  INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)            5.00         02/01/2029            1,264,370
      2,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK AIRPORT
                 AUTHORITY SERIES F (AIRPORT REVENUE, AMBAC INSURED)                  5.00         01/01/2016            2,140,540
        290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                 REVENUE)                                                             6.00         01/10/2020              337,488

                                                                                                                        11,113,010
                                                                                                                  ----------------
IOWA - 0.25%
        300,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                           5.00         06/01/2014              313,644
        360,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                           5.25         06/01/2016              383,231

                                                                                                                           696,875
                                                                                                                  ----------------
KANSAS - 0.52%
        695,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                 GNMA INSURED)@ +/-                                                   6.70         06/01/2029              697,801
        750,000  WYANDOTTE COUNTY KS CITY KS UNITED GOVERNMENT TRANSPORTATION
                 DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                 REVENUE)%%                                                           4.88         10/01/2028              740,775

                                                                                                                         1,438,576
                                                                                                                  ----------------
LOUISIANA - 1.60%
      1,000,000  JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
                 INSURED)                                                             5.00         12/01/2015            1,082,640
      2,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                        5.00         06/01/2018            2,161,680
      1,090,000  LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                 INSURED)                                                             5.38         06/01/2016            1,173,341

                                                                                                                         4,417,661
                                                                                                                  ----------------
MARYLAND - 1.60%
      4,000,000  MARYLAND STATE & LOCAL FACILITIES LOAN SECOND SERIES
                 (PROPERTY TAX REVENUE)                                               5.00         08/01/2016            4,417,760
                                                                                                                  ----------------
MASSACHUSETTS - 1.34%
      2,500,000  MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE &
                 UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUSETTS)                   7.50         05/01/2014            3,047,575
        200,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 MELROSE WAKEFIELD HOSPITAL SERIES B (HEALTHCARE FACILITIES
                 REVENUE, GO OF HOSPITAL)                                             5.88         07/01/2018              207,384
        310,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                 UNREFUNDED (WATER REVENUE)                                           6.00         08/01/2023              331,564
         90,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                 PREREFUNDED (WATER REVENUE)@                                         6.00         08/01/2023               96,739

                                                                                                                         3,683,262
                                                                                                                  ----------------
MICHIGAN - 3.38%
      1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1
                 PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)             4.75         07/01/2025            1,762,478
      3,000,000  DETROIT MI SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)           5.00         04/01/2015            3,219,990
      1,160,000  SPRING LAKE MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                 (PROPERTY TAX REVENUE, MBIA INSURED)                                 5.00         05/01/2015            1,263,194
      2,760,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                             8.00         05/01/2010            3,078,256

                                                                                                                         9,323,918
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA - 1.05%
$       500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                    7.25%        01/01/2032     $        529,665
        400,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                 (LEASE REVENUE)                                                      6.00         09/01/2036              402,352
        865,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER
                 REVENUE, FIRST SECURITY BANK LOC)%%                                  3.85         01/01/2016              862,829
      1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER
                 REVENUE, FIRST SECURITY BANK LOC)%%                                  5.00         01/01/2016            1,092,030

                                                                                                                         2,886,876
                                                                                                                  ----------------
MISSISSIPPI - 0.57%
        372,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI POWER
                 COMPANY PROJECT@ +/-                                                 3.70         09/01/2028              372,000
      1,160,000  MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY
                 PROMISSORY NOTES PROJECT (IDR)                                       5.00         07/01/2014            1,205,031

                                                                                                                         1,577,031
                                                                                                                  ----------------
MISSOURI - 0.20%
        300,000  COTTLEVILLE MO COP (LEASE REVENUE)                                   5.00         08/01/2020              304,059
        250,000  COTTLEVILLE MO COP (LEASE REVENUE)                                   5.10         08/01/2023              252,655

                                                                                                                           556,714
                                                                                                                  ----------------
MONTANA - 0.43%
      2,000,000  HARDIN MT ROCKY MOUNTAIN POWER INCORPORATED PROJECT (TAX
                 INCREMENTAL REVENUE)^                                                6.39         09/01/2031            1,197,620
                                                                                                                  ----------------
NEBRASKA - 0.06%
        150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                 SUPPORTED LEASE RENTAL PREREFUNDED (LEASE REVENUE, GO OF
                 COMMUNITY)@                                                          6.00         10/15/2026              153,153
                                                                                                                  ----------------
NEW HAMPSHIRE - 0.19%
        500,000  NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HEALTHCARE FACILITIES
                 REVENUE)                                                             5.25         06/01/2026              516,430
                                                                                                                  ----------------
NEW JERSEY - 0.83%
      1,000,000  BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                    5.00         10/27/2006            1,000,310
      1,250,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX
                 REVENUE)                                                             6.13         01/01/2025            1,286,863

                                                                                                                         2,287,173
                                                                                                                  ----------------
NEW MEXICO - 3.72%
      4,540,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                 5.20         04/01/2021            5,031,637
      1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                 5.25         04/01/2027            1,666,514
      1,400,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                 (HOUSING REVENUE, GNMA INSURED)                                      4.40         01/01/2027            1,405,768
      2,000,000  UNIVERSITY OF NEW MEXICO FSA (NURSING HOME REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.00         07/01/2018            2,138,300

                                                                                                                        10,242,219
                                                                                                                  ----------------
NEW YORK - 5.14%
      5,500,000  LONG ISLAND POWER AUTHORITY NY SERIES D (ELECTRIC REVENUE,
                 MBIA INSURED)                                                        5.00         09/01/2014            5,973,935
      1,850,000  NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)            5.00         08/01/2015            2,017,869
      1,900,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY
                 UNIVERSITY SERIES A (OTHER REVENUE)                                  5.50         05/15/2013            2,067,390
      1,100,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B@ +/-                     5.25         11/15/2023            1,180,080
      2,700,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                 5.50         06/01/2019            2,939,895

                                                                                                                        14,179,169
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NORTH CAROLINA - 1.68%
$     3,000,000  NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION COP
                 CAPITAL IMPROVEMENTS SERIES A (LEASE REVENUE)                        5.00%        02/01/2025     $      3,171,540
      1,500,000  WINSTON-SALEM STATE UNIVERSITY NC HOUSING FOUNDATION LLC COP
                 STUDENT HOUSING PROJECT (LEASE REVENUE, AMBAC INSURED)%%             4.38         06/01/2036            1,456,215

                                                                                                                         4,627,755
                                                                                                                  ----------------
NORTH DAKOTA - 0.03%
         55,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                 (HOUSING REVENUE)                                                    5.95         07/01/2017               55,989
         35,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                 (HOUSING REVENUE)                                                    6.10         07/01/2028               35,684

                                                                                                                            91,673
                                                                                                                  ----------------
OHIO - 0.28%
        250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                6.00         12/01/2017              257,873
        500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A PREREFUNDED
                 (PROPERTY TAX REVENUE)@                                              5.70         12/01/2025              517,260

                                                                                                                           775,133
                                                                                                                  ----------------
OKLAHOMA - 2.91%
      1,100,000  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                 (EDUCATIONAL FACILITIES REVENUE)                                     6.25         08/15/2014            1,216,655
      1,655,000  OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                       6.00         08/15/2010            1,791,124
      5,000,000  TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX
                 REVENUE, BANK OF AMERICA NA LOC)@ +/-                                3.70         05/15/2017            5,000,000

                                                                                                                         8,007,779
                                                                                                                  ----------------
OREGON - 1.21%
      1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
                 PREREFUNDED (LEASE REVENUE, AMBAC INSURED)@                          6.25         05/01/2010            1,099,010
      1,435,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                 AUTHORITY ASPEN FOUNDATION II SERIES A (HEALTHCARE FACILITIES
                 REVENUE)                                                             6.13         04/15/2029            1,264,178
        620,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                 (HOUSING REVENUE)                                                    6.20         07/01/2028              640,937
        144,000  PORTLAND OR SERIES A (OTHER REVENUE)                                 4.88         06/01/2018              146,501
        190,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                 PROJECT                                                              5.63         08/01/2007              190,279

                                                                                                                         3,340,905
                                                                                                                  ----------------
PENNSYLVANIA - 1.06%
      1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                        7.50         02/01/2030            1,281,260
      1,250,000  EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    7.75         04/01/2025            1,636,163

                                                                                                                         2,917,423
                                                                                                                  ----------------
PUERTO RICO - 1.31%
        260,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED@                       5.75         07/01/2020              271,950
        300,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED@                       6.00         07/01/2026              325,392
          5,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                              10.25         07/01/2009                5,490
      3,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B@ +/-         4.39         10/01/2040            3,000,000

                                                                                                                         3,602,832
                                                                                                                  ----------------
SOUTH CAROLINA - 4.53%
      1,850,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.35         01/01/2038              143,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
SOUTH CAROLINA (continued)
$     7,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                 APPRECIATION SERIES B (TOLL ROAD REVENUE)^                           8.47%        01/01/2034     $        814,164
      2,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                 BUILDING EQUITY SOONER (OTHER REVENUE)                               5.50         12/01/2016            2,259,640
      1,035,000  GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE
                 SERIES A (HFFA REVENUE, FIRST SECURITY BANK LOC)                     5.00         10/01/2015            1,109,779
      3,000,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY
                 INSURED MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)            5.25         02/15/2020            3,244,800
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 PREREFUNDED PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)@             6.88         08/01/2013            1,185,710
      3,500,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
                 (OTHER REVENUE)                                                      6.00         05/15/2022            3,716,020

                                                                                                                        12,473,803
                                                                                                                  ----------------
SOUTH DAKOTA - 0.52%
      1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                  5.60         05/01/2020            1,432,066
                                                                                                                  ----------------
TENNESSEE - 0.84%
        750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD METHODIST PREREFUNDED (HEALTHCARE FACILITIES REVENUE)@         6.50         09/01/2021              864,615
      1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD METHODIST REFUNDED (HEALTHCARE FACILITIES REVENUE)@            6.50         09/01/2021            1,441,025

                                                                                                                         2,305,640
                                                                                                                  ----------------
TEXAS - 12.22%
      1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                           5.00         02/01/2023            1,581,810
      1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00         08/15/2034            1,057,900
      2,385,000  BEXAR COUNTY TX REVENUE PROJECT                                      5.75         08/15/2022            2,536,066
        325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)@ +/-                               6.75         08/15/2020              415,041
      2,100,000  CELINA TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)             5.00         08/15/2030            2,215,458
      2,095,000  DESOTO TX HOUSING FINANCE CORPORATION WINDSOR FOUNDATION
                 PROJECT SERIES A (HOUSING REVENUE)                                   7.00         02/01/2025            2,118,778
         45,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                 REVENUE)                                                             8.50         09/01/2011               45,862
      1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)        5.50         10/01/2019            1,480,570
      4,000,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT
                 TOMBALL (HOUSING REVENUE, FNMA)@ +/- %%                              4.90         11/01/2039            4,012,520
      2,085,000  LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA
                 INSURED)                                                             5.25         03/01/2022            2,260,432
        610,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                 HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                          5.00         02/15/2008              617,247
      1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)                                    5.00         08/15/2016            1,963,554
      1,170,000  MIDLOTHIAN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                           5.00         02/15/2025            1,235,473
        525,000  MISSION TX WATER & SEWER (WATER & SEWER REVENUE, FIRST
                 SECURITY BANK LOC)                                                   4.25         02/15/2014              540,566
      1,655,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GO -
                 STATES, TERRITORIES, FIRST SECURITY BANK LOC)                        5.00         03/01/2016            1,789,138
      1,000,000  NORTHWEST TEXAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^ %%                       4.08         02/15/2014              750,680
      1,000,000  SOUTHSIDE TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 SERIES A (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                 GUARANTEED)                                                          5.00         02/15/2036            1,047,210
        160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                 REGIONAL MEDICAL CENTER SERIES B (HEALTHCARE FACILITIES
                 REVENUE, MBIA INSURED)                                               6.00         10/01/2017              186,478
      2,365,000  TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
                 UNIVERSITY REVENUE)^^                                                6.75         01/01/2033              639,874
        940,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                 INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                 INSURED)                                                             4.60         02/15/2018              945,687

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
TEXAS (continued)
$       485,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                 INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                 INSURED)                                                             4.65%        02/15/2019     $        488,958
      3,250,000  TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
                 (HOUSING REVENUE)                                                    5.65         12/01/2017            3,345,810
      2,000,000  VALLEY VIEW TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                           5.00         02/15/2036            2,094,420
        300,000  VAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY
                 TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                       5.00         02/15/2036              315,363

                                                                                                                        33,684,895
                                                                                                                  ----------------
UTAH - 3.30%
        500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                 (HOUSING REVENUE, GNMA INSURED)                                      5.80         07/20/2022              514,605
      3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE (HOUSING
                 REVENUE, FHA INSURED)                                                6.38         11/01/2033            3,338,441
      2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                 SERIES B (LEASE REVENUE)                                             5.25         05/15/2024            2,655,375
        250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                 SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                    5.50         05/15/2019              286,615
      1,200,000  UTAH WATER LOAN FINANCING PROGRAM SERIES B (WATER REVENUE,
                 AMBAC INSURED)                                                       5.00         10/01/2026            1,272,468
        120,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED
                 (LEASE REVENUE, MBIA INSURED)@                                       5.75         12/15/2019              124,291
        880,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED
                 (LEASE REVENUE, MBIA INSURED)                                        5.75         12/15/2019              908,477

                                                                                                                         9,100,272
                                                                                                                  ----------------
VIRGIN ISLANDS - 0.39%
      1,000,000  VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY GROSS RECEIPTS
                 TAXES LOAN NOTES (SALES TAX REVENUE, FGIC INSURED)                   5.00         10/01/2028            1,069,870
                                                                                                                  ----------------

VIRGINIA - 0.36%
      1,000,000  VIRGINIA HOUSING DEVELOPING AUTHORITY SERIES A SUBSERIES A1
                 (HOUSING REVENUE, GO OF AUTHORITY)                                   4.75         01/01/2024            1,004,810
                                                                                                                  ----------------
WASHINGTON - 1.79%
        500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX
                 REVENUE, MBIA INSURED)@                                              6.15         12/01/2015              549,770
        500,000  SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC INSURED)@       6.00         07/01/2029              536,395
        590,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                         5.50         06/01/2012              624,657
      2,940,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                         6.50         06/01/2026            3,228,385

                                                                                                                         4,939,207
                                                                                                                  ----------------
WISCONSIN - 2.01%
      3,235,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               6.00         06/01/2017            3,451,971
         25,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                 (HOUSING REVENUE, GO OF AUTHORITY)                                   6.00         09/01/2015               25,228
      2,035,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                 (HOUSING REVENUE, GO OF AUTHORITY)                                   5.05         11/01/2035            2,066,787

                                                                                                                         5,543,986
                                                                                                                  ----------------
WYOMING - 1.11%
      3,000,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                 CHASE BANK LOC)                                                      4.65         12/01/2016            3,053,211
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $260,849,980)                                                                      269,767,838
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 3.55%
      9,782,432  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                $      9,782,432
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,782,432)                                                                           9,782,432
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $272,409,060)*                                    102.20%                                                   $    281,698,353
                                                       -------                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET                        (2.20)                                                         (6,074,068)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $    275,624,285
                                                       -------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,782,432.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 99.08%

NEBRASKA - 97.99%
$       250,000  CORNHUSKER PUBLIC POWER DISTRICT NEBRASKA (ELECTRIC REVENUE)         4.50%        01/01/2027     $        251,435
        420,000  DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK
                 OF TOKYO- MITSUBISHI)                                                5.40         09/15/2010              425,830
      1,000,000  DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT PREREFUNDED
                 (RECREATIONAL FACILITIES REVENUE)@                                   5.88         09/01/2014            1,062,680
      1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
                 REVENUE)                                                             5.00         12/15/2018            1,575,570
        400,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD SERVICE A
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      4.50         06/15/2025              401,708
      1,000,000  GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                     5.13         08/15/2016            1,060,980
      1,500,000  HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      5.00         12/15/2023            1,604,985
        425,000  LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)                4.40         04/15/2017              425,684
      2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEDICAL CENTER
                 PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)      5.50         06/01/2020            2,691,662
      1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL
                 HOSPITAL PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE,
                 MBIA INSURED)                                                        5.10         06/01/2010            1,028,600
      1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
                 (PROPERTY TAX REVENUE)                                               5.25         01/15/2022            1,875,125
      1,500,000  LINCOLN NE (ELECTRIC REVENUE)                                        5.00         09/01/2018            1,574,580
      1,100,000  LINCOLN NE (WATER REVENUE)                                           5.00         08/15/2017            1,167,716
      1,250,000  LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                     5.38         08/15/2014            1,303,138
      1,000,000  LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE)     5.00         09/15/2016            1,067,300
        745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                 SUPPORTED LEASE RENTAL PREREFUNDED (LEASE REVENUE, GO OF
                 COMMUNITY)@                                                          5.80         10/15/2018              760,600
      1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
                 SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)     5.50         07/01/2021            1,066,980
        750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS SERIES
                 A (POWER REVENUE, FIRST SECURITY BANK LOC)                           5.25         04/01/2019              810,368
        575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                 REVENUE, RADIAN INSURED)                                             5.00         04/01/2016              601,571
      1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
                 (LEASE REVENUE)                                                      6.00         02/01/2010            1,325,600
      1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
                 SERVICES (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)              5.00         08/15/2011            1,036,830
      1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES A (SFHR)                4.70         09/01/2021            1,011,900
        210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
                 GNMA INSURED)                                                        5.65         03/01/2028              213,860
         75,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)       6.30         09/01/2020               75,788
        500,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)#               5.50         03/01/2036              530,990
        355,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
                 GNMA INSURED)                                                        5.90         09/01/2024              368,770
        730,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
                 GNMA INSURED)                                                        5.95         09/01/2031              755,543
        500,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC
                 INSURED)%%                                                           5.00         01/01/2031              529,200
        350,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                             6.25         09/01/2012              366,097
        500,000  OMAHA NE (PROPERTY TAX REVENUE)                                      5.25         12/01/2012              511,280
      1,000,000  OMAHA NE (TAX REVENUE)                                               5.00         10/15/2022            1,066,060
      1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.50         01/01/2012            1,071,030
      2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.50         01/01/2014            2,134,740
      1,000,000  OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
                 REVENUE)                                                             6.00         11/01/2014            1,059,980
        865,000  OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
                 REVENUE)                                                             5.50         02/01/2017              944,675
        415,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                             6.50         12/01/2014              496,182
        150,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                             6.50         12/01/2016              183,753
        250,000  OMAHA PUBLIC POWER DISTRIBUTION NEBRASKA CITY 2 SERIES A
                 (ELECTRIC REVENUE, AMBAC INSURED)                                    4.35         02/01/2036              242,643

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NEBRASKA (continued)
$     1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
                 MAINTENANCE PROJECT (COLLEGE & UNIVERSITY REVENUE)                   5.25%        07/15/2011     $      1,027,320

                                                                                                                        35,708,753
                                                                                                                  ----------------
NEVADA - 0.06%
         20,000  NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                  5.60         10/01/2007               20,254
                                                                                                                  ----------------
PUERTO RICO - 1.03%
        350,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SENIOR
                 NOTES SERIES B (OTHER REVENUE)                                       5.00         12/01/2014              374,425
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $34,706,859)                                                                        36,103,432
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 1.54%

        562,772  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                 TRUST~ +++                                                                                                562,772
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $562,772)                                                                               562,772
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,269,631)*                                     100.62%                                                   $     36,666,204
                                                       -------                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET                        (0.62)                                                           (225,847)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $     36,440,357
                                                       -------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $562,772.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 93.75%

ALABAMA - 3.77%
$     1,835,000  JEFFERSON COUNTY AL SERIES A                                         5.25%        01/01/2011     $      1,943,705
      1,540,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                 SERIES A2 (SPECIAL FACILITIES REVENUE, MBIA INSURED) ##              3.79         11/15/2015            1,572,340
        725,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
                 GASTON PROJECT SERIES A (IDR, AMBAC INSURED) @+/-                    4.55         06/01/2019              751,869

                                                                                                                         4,267,914
                                                                                                                  ----------------
ALASKA - 0.41%
        350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                 REVENUE LOC)                                                         6.00         07/01/2015              403,211
         55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED                                      4.80         06/01/2011               57,716

                                                                                                                           460,927
                                                                                                                  ----------------
ARIZONA - 0.59%
        250,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A (HOSPITAL REVENUE)                                 5.25         02/15/2013              263,228
        375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                          6.00         07/15/2013              404,175

                                                                                                                           667,403
                                                                                                                  ----------------
ARKANSAS - 1.35%
      1,000,000  CABOT AR SALES & USE TAX                                             4.60         12/01/2025            1,020,510
        500,000  HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                   4.70         06/01/2030              511,920

                                                                                                                         1,532,430
                                                                                                                  ----------------
CALIFORNIA - 1.91%
        750,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES
                 INCORPORATED@+/-                                                     4.30         05/15/2029              750,000
        150,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED SERIES A5                            7.88         06/01/2042              183,633
        300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE SERIES 2003 A1                                    6.75         06/01/2039              339,708
        350,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             5.50         03/01/2008              354,428
        425,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             4.50         03/01/2011              422,633
        100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                           6.75         07/01/2013              116,131

                                                                                                                         2,166,533
                                                                                                                  ----------------
COLORADO - 0.61%
        245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC) ##                  3.79         06/15/2012              207,755
        550,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC) ##                  3.97         06/15/2016              485,590

                                                                                                                           693,345
                                                                                                                  ----------------
FLORIDA - 4.57%
      1,800,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HEALTHCARE
                 FACILITIES REVENUE LOC) @+/-                                         4.35         12/01/2028            1,800,000
        500,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                              4.50         12/01/2011              509,925
        500,000  CAPITAL PROJECTS FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                 REVENUE LOC)#                                                        5.50         10/01/2014              538,055
      1,000,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                 REVENUE LOC) @+/-                                                    4.75         12/01/2015            1,051,390
        500,000  GULF BREEZE FL REVENUE (GO - STATES, TERRITORIES LOC, FGIC
                 INSURED) @+/-                                                        5.50         12/01/2015              531,130
        665,000  ST. LUCIE COUNTY FL (UTILITIES REVENUE LOC)                          5.50         10/01/2016              750,100

                                                                                                                         5,180,600
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
GEORGIA - 1.48%
$     1,000,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.25%        01/01/2016     $      1,090,470
         10,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                 PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED) @          6.50         01/01/2017               11,767
        490,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                 (ELECTRIC REVENUE LOC, MBIA INSURED)                                 6.50         01/01/2017              577,759

                                                                                                                         1,679,996
                                                                                                                  ----------------
ILLINOIS - 3.74%
        340,000  AURORA IL SERIES B                                                   4.90         12/30/2011              342,717
        550,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDED @                           5.38         07/01/2013              599,115
        400,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                     5.25         12/01/2012              404,168
        200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                 FACILITIES SERIES A                                                  5.50         07/01/2012              205,346
        560,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                  4.50         01/01/2007              560,420
        825,000  ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)         10.00         01/01/2015            1,040,457
      1,000,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
                 SPECIAL OBLIGATION SERIES A (WATER REVENUE)                          5.00         05/01/2014            1,083,720

                                                                                                                         4,235,943
                                                                                                                  ----------------
IOWA - 0.56%
        225,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC, AMBAC
                 INSURED)                                                             5.25         08/15/2015              227,525
        370,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @                     5.50         06/01/2012              401,931

                                                                                                                           629,456
                                                                                                                  ----------------
KANSAS - 1.04%
        140,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012              154,353
        470,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                     4.15         08/01/2015              481,459
        555,000  PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY
                 REDEVELOPMENT (PROPERTY TAX REVENUE)                                 4.50         04/01/2016              546,986

                                                                                                                         1,182,798
                                                                                                                  ----------------
KENTUCKY - 0.94%
      1,000,000  KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES
                 SERIES A                                                             5.75         12/01/2015            1,065,680
                                                                                                                  ----------------
LOUISIANA - 2.14%
        500,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
                 JEFFERSON MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.25         01/01/2013              519,540
        800,000  LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                 INSURED)                                                             5.38         06/01/2016              861,168
        825,000  NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                         5.00         06/01/2012              872,545
        160,000  NEW ORLEANS LA SEWER SERVICE                                         5.50         06/01/2020              168,933

                                                                                                                         2,422,186
                                                                                                                  ----------------
MARYLAND - 1.99%
      1,945,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF
                 MARYLAND COLLEGE PARK PROJECT (COLLEGE & UNIVERSITY REVENUE)         6.50         06/01/2027            2,256,414
                                                                                                                  ----------------
MASSACHUSETTS - 1.09%
      1,125,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SERIES A              5.63         01/01/2016            1,232,269
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MICHIGAN - 2.19%
$     1,250,000  CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADWESTVACO ESCANABA
                 PROJECT (IDR) @                                                      5.88%        05/01/2018     $      1,392,900
      1,000,000  MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.00         11/01/2015            1,092,510

                                                                                                                         2,485,410
                                                                                                                  ----------------
MINNESOTA - 2.72%
        590,000  MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                 CENTER PROJECT (HOSPITAL REVENUE)%%                                  4.50         11/01/2012              600,768
        750,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)          5.00         02/01/2016              757,290
        235,000  MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                  10.00         06/01/2013              285,983
        500,000  ST PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY HMONG ACADEMY
                 PROJECT SERIES A (LEASE REVENUE)                                     5.50         09/01/2018              501,115
        900,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 PLANT REVENUE LOC)                                                   5.50         01/01/2012              937,413

                                                                                                                         3,082,569
                                                                                                                  ----------------
MISSISSIPPI - 2.69%
        280,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT
                 WATER & SEWER SYSTEMS PROJECT (GO - BOND BANK LOC, FSA
                 INSURED)                                                             5.25         07/01/2011              299,253
      1,500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MADISON
                 COUNTY MS HIGHWAY CONSTRUCTION (PROPERTY TAX REVENUE,
                 FGIC INSURED)%%                                                      5.00         01/01/2014            1,612,140
        500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI
                 LIMITED OBLIGATION HOSPITAL IMPROVEMENTS                             5.88         07/01/2022              555,610
        510,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
                 MISSISSIPPI CONVENTION CENTER PROJECT @                              5.70         07/01/2015              575,734

                                                                                                                         3,042,737
                                                                                                                  ----------------
MISSOURI - 3.28%
        190,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                 PROJECT                                                              4.50         04/15/2016              190,074
      2,000,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                 INCREMENTAL REVENUE)                                                 4.50         04/01/2021            2,032,120
        475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                   5.25         12/01/2014              482,424
      1,000,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS@+/-          5.00         02/01/2029            1,005,690

                                                                                                                         3,710,308
                                                                                                                  ----------------
NEBRASKA - 0.55%
        590,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                             6.25         09/01/2012              617,134
                                                                                                                  ----------------
NEVADA - 0.91%
      1,000,000  CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE &
                 LOCAL GOVERNMENTS, AMBAC INSURED)                                    4.25         12/01/2013            1,025,000
                                                                                                                  ----------------
NEW HAMPSHIRE - 0.40%
        435,000  NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HEALTHCARE FACILITIES
                 REVENUE)                                                             5.25         06/01/2014              455,080
                                                                                                                  ----------------
NEW JERSEY - 3.33%
        250,000  BAYONNE NJ BID ANTICIPATION NOTES                                    5.00         10/27/2006              250,068
        500,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                           5.00         10/13/2006              500,025
      1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)       5.63         06/15/2019            1,051,940
      1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY REVENUE CIGARETTE TAX      5.00         06/15/2012            1,065,840
        865,000  NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)            5.00         10/01/2015              903,735

                                                                                                                         3,771,608
                                                                                                                  ----------------
NEW MEXICO - 1.47%
      1,500,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                 5.20         04/01/2021            1,662,435
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NEW YORK - 8.53%
$       100,000  NASSAU COUNTY NY IDA                                                 6.88%        07/01/2010     $        106,388
        275,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                       4.50         11/01/2015              288,439
      1,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                       5.00         11/01/2024            1,036,280
        400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX @+/-           5.25         02/01/2029              425,716
        500,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)                                  6.00         08/15/2015              557,430
      1,500,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY
                 UNIVERSITY SERIES A (OTHER REVENUE)                                  5.50         05/15/2013            1,632,150
      1,500,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B@+/-                      5.25         11/15/2023            1,609,200
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                 UNIVERSITY REVENUE, CIFG INSURED) @+/-                               6.00         11/15/2023            1,112,080
      1,000,000  NEW YORK STATE NON STATE SUPPORTED DEBT HEALTH CENTER
                 (HOSPITAL REVENUE, SONYMA)                                           5.00         11/15/2019            1,052,530
        500,000  NEW YORK STATE THRUWAY AUTHORITY SERIES B (TOLL ROAD REVENUE,
                 FGIC INSURED)                                                        5.00         04/01/2017              544,125
        110,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                 5.00         06/01/2011              110,129
        100,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                 4.00         06/01/2012              101,569
      1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                 5.50         06/01/2019            1,088,850

                                                                                                                         9,664,886
                                                                                                                  ----------------
NORTH CAROLINA - 0.42%
         95,000  NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC
                 REVENUE                                                              7.25         01/01/2007               95,841
        350,000  UNIVERSITY NORTH CAROLINA WILMINGTON CERTIFICATE
                 PARTICIPATION (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)           5.25         06/01/2023              379,372

                                                                                                                           475,213
                                                                                                                  ----------------
NORTH DAKOTA - 0.36%
        350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE
                 LOC)                                                                 7.20         06/30/2013              403,109
                                                                                                                  ----------------
OHIO - 1.61%
        970,000  FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HEALTHCARE
                 FACILITIES REVENUE)                                                 10.38         06/01/2013            1,165,998
        410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                            5.50         02/15/2012              439,024
        195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
                 APPRECIATION SERIES D                                                6.25         07/01/2010              213,203

                                                                                                                         1,818,225
                                                                                                                  ----------------
OKLAHOMA - 2.47%
        125,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOL
                 PROJECT (LEASE REVENUE)                                              4.75         09/01/2013              128,506
        150,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOLS
                 PROJECT (LEASE REVENUE)                                              4.75         09/01/2016              153,489
        125,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOL
                 PROJECT (LEASE REVENUE)                                              4.75         09/01/2015              128,224
        460,000  JAY OK INDUSTRIAL AUTHORITY EDUCATIONAL FACILITIES-JAY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2014              472,733
        775,000  MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)               6.00         01/01/2023              908,137
        225,000  MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2014              232,448
         30,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                 HOSPITAL PROJECT SERIES B                                            5.35         07/01/2008               30,558
        200,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2013              205,610
        115,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2014              118,183
        160,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2015              164,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
OKLAHOMA (continued)
$       250,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHROITY TECUMSEH PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75%        09/01/2016     $        255,815

                                                                                                                         2,797,829
                                                                                                                  ----------------
PENNSYLVANIA - 7.18%
      1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                        7.50         02/01/2030            1,281,260
        350,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A               5.63         10/01/2015              352,741
      1,610,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                 (NURSING HOME REVENUE)                                               7.25         01/01/2035            1,934,254
      1,410,000  DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA
                 HOSPITAL PROJECT SERIES A-1 (HOSPITAL REVENUE, MBIA INSURED)         5.50         07/01/2023            1,578,396
        965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE LOC) @+/-                                             6.84         07/01/2027              973,260
      1,000,000  EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    7.75         04/01/2025            1,308,930
        650,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                         5.70         11/15/2011              706,674

                                                                                                                         8,135,515
                                                                                                                  ----------------
PUERTO RICO - 1.44%
        500,000  PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 6.50         07/01/2013              584,275
      1,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                 (OTHER REVENUE)                                                      5.00         12/01/2011            1,051,640

                                                                                                                         1,635,915
                                                                                                                  ----------------
RHODE ISLAND - 0.91%
      1,000,000  RHODE ISLAND STATE PARTICIPATION CERTIFICATES LEASE-HOWARD
                 CENTER IMPROVEMENTS (LEASE REVENUE, MBIA INSURED)                    5.38         10/01/2016            1,025,120
                                                                                                                  ----------------
SOUTH CAROLINA - 6.17%
      1,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINGCORPORATION CHARLESTON
                 COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                       5.00         12/01/2018            1,592,970
        250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.54         01/01/2032               31,558
      1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.55         01/01/2037              146,475
      2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.52         01/01/2038              155,340
      1,000,000  KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                 DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                       5.00         12/01/2020            1,072,470
      1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, AMBAC INSURED)                                   5.50         10/01/2030            1,069,670
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 PREREFUNDED PALMETTO HEALTH SERIES C (HOSPITAL REVENUE) @            6.00         08/01/2020            1,135,660
      1,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 PREREFUNDED PALMETTO HEALTH SERIES C (HOSPITAL REVENUE) @            6.88         08/01/2027            1,778,565

                                                                                                                         6,982,708
                                                                                                                  ----------------
SOUTH DAKOTA - 1.02%
        600,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)         6.00         01/01/2012              656,538
        500,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                        5.25         05/01/2015              497,585

                                                                                                                         1,154,123
                                                                                                                  ----------------
TENNESSEE - 0.67%
        710,000  MEMPHIS TN ELECTRIC SYSTEMS SUB-SERIES A (ELECTRIC PLANT
                 REVENUE, MBIA INSURED)                                               5.00         12/01/2017              758,053
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
TEXAS - 9.89%
$     2,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00%        08/15/2034     $      2,644,750
      1,225,000  BEXAR COUNTY TX REVENUE PROJECT                                      5.75         08/15/2022            1,302,592
        715,000  DENTON COUNTY TX (GO - BOND BANK LOC)                                5.00         07/15/2016              772,987
      1,640,000  EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                         5.25         02/15/2014            1,766,920
      1,000,000  GARZA COUNTY TX PUBIC FACILITIES CORPORATION                         5.25         10/01/2014            1,044,480
        250,000  MIDTOWN TX RDA (TAX REVENUE LOC)                                     5.00         01/01/2009              256,575
      1,065,000  MISSION TX (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)          4.00         02/15/2017            1,067,279
      1,000,000  NORTHWEST TEXAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^ %%                       3.89         02/15/2013              783,860
        195,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)            5.00         10/01/2009              201,531
        500,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL
                 FINANCIAL CORPORATION KIPP INCORPORATED EDUCATION SERIES A
                 (PRIVATE SCHOOL REVENUE, ACA INSURED)                                4.55         02/15/2017              502,905
        855,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
                 INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                 INSURED)                                                             4.50         02/15/2016              860,831

                                                                                                                        11,204,710
                                                                                                                  ----------------
VIRGINIA - 1.07%
         45,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                  5.30         02/01/2008               45,742
        305,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                  5.55         02/01/2012              312,241
        505,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE)                                        5.00         06/01/2013              530,124
        210,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE)                                        5.00         06/01/2015              221,813
        100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                 (HOUSING REVENUE LOC)                                                4.50         07/01/2010              102,723

                                                                                                                         1,212,643
                                                                                                                  ----------------
WASHINGTON - 3.09%
        310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
                 REVENUE LOC)                                                         5.25         01/01/2012              334,583
        400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A             6.00         06/01/2010              406,320
        300,000  SPOKANE WA SERIES B                                                  5.40         01/01/2010              305,664
        400,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                         5.50         06/01/2012              423,496
        710,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                         6.50         06/01/2026              779,644
        100,000  VANCOUVER WA (WATER REVENUE LOC)                                     4.90         06/01/2010              100,931
         75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                            5.35         07/01/2014               76,017
      1,000,000  WASHINGTON STATE SERIES D (PROPERTY TAX REVENUE, AMBAC
                 INSURED)                                                             5.00         01/01/2018            1,068,220

                                                                                                                         3,494,875
                                                                                                                  ----------------
WISCONSIN - 5.19%
        465,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.00         06/01/2008              470,543
        535,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.00         06/01/2009              545,005
      1,085,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               6.00         06/01/2017            1,157,771
         70,000  ST. CROIX FALLS WI CDA                                               3.95         12/01/2008               70,030
         70,000  ST. CROIX FALLS WI CDA                                               4.20         12/01/2009               70,473
         75,000  ST. CROIX FALLS WI CDA                                               4.40         12/01/2010               76,118
        270,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                         4.25         10/01/2017              272,111
        890,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL
                 TOWER RESIDENCE PROJECT                                              4.75         07/01/2015              918,907
        230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                 SAVIOR HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                4.70         05/01/2008              232,755
      1,360,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
                 (HOUSING REVENUE, GO OF AUTHORITY)                                   4.75         03/01/2012            1,407,151
         20,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.00         05/01/2013               20,181
        200,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.10         05/01/2014              202,338
        220,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.10         11/01/2014              222,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WISCONSIN (continued)
$       210,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.15%        05/01/2015     $        212,458

                                                                                                                         5,878,329
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $104,992,027)                                                                      106,167,428
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 10.22%
     11,572,895  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ ++                                       11,572,895
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,572,895)                                                                         11,572,895
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $116,564,922)*                                    103.97%                                                   $    117,740,323

OTHER ASSETS AND LIABILITIES, NET                        (3.97)                                                         (4,490,803)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $    113,249,520
                                                       -------                                                    ----------------

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,572,895.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 98.26%

ALABAMA - 0.65%
$     1,045,000  JEFFERSON COUNTY AL SERIES A                                         5.25%        01/01/2015     $      1,131,965
      1,235,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN
                 ELECTRIC GASTON PROJECT SERIES A (IDR, AMBAC INSURED) @+/-           4.55         06/01/2019            1,280,769

                                                                                                                         2,412,734
                                                                                                                  ----------------
ALASKA - 1.35%
      1,455,000  ALASKA BANK AUTHORITY SERIES TWO (OTHER REVENUE, MBIA INSURED)       5.00         12/01/2035            1,501,764
      1,440,000  CIVICVENTURES AK ANCHORAGE CONVENTION CENTER (OTHER REVENUE,
                 MBIA INSURED)                                                        5.00         09/01/2020            1,540,426
        790,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED                                      5.70         06/01/2011              845,987
        210,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 5.60         06/01/2009              220,487
        855,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 6.20         06/01/2022              912,259

                                                                                                                         5,020,923
                                                                                                                  ----------------
ARIZONA - 2.02%
         25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    5.30         11/15/2008               25,625
         30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    5.50         11/15/2010               31,187
        290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    5.38         02/15/2018              303,755
        180,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    6.13         11/15/2022              188,996
         85,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    5.88         02/15/2027               91,107
        100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A                                                    6.25         11/15/2029              105,136
      1,000,000  MARICO COUNTY AZ UNION SCHOOL DISTRICT #48 SCOTTSDALE SCHOOL
                 IMPROVEMENTS PROJECT 2004 SERIES B (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)                                             4.75         07/01/2018            1,067,950
      3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                          6.00         07/15/2013            3,691,465
      2,025,000  YAVAPAI COUNTY AZ IDA                                                5.45         06/01/2033            2,031,561

                                                                                                                         7,536,782
                                                                                                                  ----------------
ARKANSAS - 0.90%
      3,295,000  CABOT AR SALES & USE TAX                                             4.60         12/01/2025            3,362,580
                                                                                                                  ----------------
CALIFORNIA - 6.94%
      1,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION @+/-          4.35         12/01/2028            1,500,000
      1,445,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A @+/-                               7.05         01/01/2010            1,603,791
      5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A^                                   4.21         01/01/2019            3,015,100
      1,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT ENHANCED PREREFUNDED ASSET BACKED SERIES B @              5.50         06/01/2033            1,110,310
        235,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED SERIES A3 @+/-                       7.88         06/01/2042              287,692
      1,305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE SERIES 2003 A1                                    6.75         06/01/2039            1,477,730
        305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE SERIES 2003 A1                                    6.63         06/01/2040              342,628
      2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II                                 5.13         04/01/2028            2,139,909
      1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HEALTHCARE
                 FACILITIES REVENUE LOC)                                              6.50         03/15/2015            1,163,380
      1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                 PROJECT (TAX INCREMENTAL REVENUE LOC)                                5.50         05/01/2014            2,014,758
      2,125,000  PORTERVILLE CA COMMON TRUST FUND PUBLIC BUILDING REFINANCE
                 PROJECT (LEASE REVENUE, AMBAC INSURED)                               6.30         10/01/2018            2,508,435
      1,000,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT ELECTION 2002
                 SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)             4.25         09/01/2026              990,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     1,000,000  RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX
                 COMMUNITY FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX
                 REVENUE, MBIA INSURED)                                               5.00%        09/01/2036     $      1,050,250
      3,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             5.50         03/01/2008            3,037,950
      2,500,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET-ASIDE
                 REVENUE (AIRPORT REVENUE, XLCA INSURED)                              5.00         12/01/2036            2,610,975
      1,000,000  TURLOCK CA PUBLIC FINANCING AUTHORITY (TAX INCREMENTAL
                 REVENUE, FIRST SECURITY BANK LOC)                                    5.00         09/01/2036            1,050,250

                                                                                                                        25,903,838
                                                                                                                  ----------------
COLORADO - 3.67%
      3,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY
                 EAST PROJECT PREREFUNDED SERIES A @                                  7.25         09/15/2030            3,436,470
      1,550,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CEREBRAL
                 PALSY PROJECT SERIES A (OTHER REVENUE)                               6.25         05/01/2036            1,592,625
        850,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                 SCHOOL BANNING LEWIS (OTHER REVENUE)++                               6.13         12/15/2035              876,920
      5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                 LIEN SERIES B (TOLL ROAD REVENUE LOC)^                               4.14         09/01/2016            3,338,350
        500,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                 IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                       5.05         05/01/2015              505,465
        415,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                 IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                       5.25         05/01/2020              419,968
      2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                 APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC) ##                  3.97         06/15/2016            1,977,674
      1,500,000  VISTA RIDGE METROPOLITAN DISTRICT COLORADO LIMITED TAX SERIES
                 A (PROPERTY TAX REVENUE, RADIAN INSURED)                             5.13         12/01/2040            1,560,465

                                                                                                                        13,707,937
                                                                                                                  ----------------
CONNECTICUT - 0.46%
      1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                   6.50         10/01/2012            1,727,370
                                                                                                                  ----------------
DISTRICT OF COLUMBIA - 0.17%
        410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.38         05/15/2010              424,776
        205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.70         05/15/2012              218,421

                                                                                                                           643,197
                                                                                                                  ----------------
FLORIDA - 2.83%
      1,000,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HEALTHCARE
                 FACILITIES REVENUE LOC) @+/-                                         4.35         12/01/2028            1,000,000
      1,955,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY NOVA
                 SOUTHEASTERN UNIVERSITY (EDUCATIONAL FACILITIES REVENUE,
                 GUARANTEE AGREEMENT)                                                 5.00         04/01/2031            2,057,735
      1,500,000  COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED
                 PROJECT (HOSPITAL REVENUE, BANK OF AMERICA NA LOC) @+/-              4.65         10/01/2034            1,514,265
      1,015,000  FLORDIA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES
                 4 (HOUSING REVENUE, GNMA)                                            4.70         07/01/2015            1,035,381
      1,750,000  GLADES CORRECTIONAL DEVELOPMENT CORPORATION FL 1ST MORTGAGE
                 GLADES COUNTY DETENTION (OTHER REVENUE)                              7.38         03/01/2030            1,757,613
        315,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                 REVENUE LOC) @+/-                                                    4.75         12/01/2015              331,188
      1,000,000  LANDMARK AT DORAL COMMUNITY DEVELOPMENT DISTRICT FLORIDA
                 SPECIAL ASSESMENTS SERIES B (SPECIAL TAX REVENUE)%%                  5.20         05/01/2015            1,001,390
      1,835,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI
                 MEDICAL CENTER                                                       6.00         11/15/2007            1,872,122

                                                                                                                        10,569,694
                                                                                                                  ----------------
GEORGIA - 9.85%
      3,000,000  ATLANTA GA PREREFUNDED SERIES A (AIRPORT REVENUE LOC) @              5.50         01/01/2010            3,206,850
      4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
                 REVENUE LOC)                                                         6.25         07/01/2020            5,819,964
      1,235,000  ATLANTA GA TAX ALLOCATION PRINCETON LAKES PROJECT (TAX
                 ALLOCATION REVENUE)                                                  5.50         01/01/2031            1,255,489

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
GEORGIA (continued)
$       115,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                             5.88%        05/01/2007     $        115,001
      1,675,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                             6.38         05/01/2017            1,675,000
      2,965,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                 ESTATES PROJECT SERIES A                                             6.50         05/01/2027            2,964,852
      6,235,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                 ROAD APARTMENTS @+/-                                                 5.00         10/01/2032            6,339,000
      2,225,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.25         01/01/2016            2,426,296
          5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                 PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED) @          6.50         01/01/2017                5,883
        450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                 (ELECTRIC REVENUE LOC, MBIA INSURED)                                 6.50         01/01/2017              530,595
      4,300,000  GEORGIA STATE SERIES B                                               6.25         03/01/2011            4,772,441
      1,000,000  GEORGIA STATE SERIES E #                                             6.75         12/01/2012            1,171,800
      2,800,000  MILLEDGEVILLE GA (WATER & SEWER REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 6.00         12/01/2016            3,204,096
      2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES
                 A (UTILITIES REVENUE LOC)                                            5.25         01/01/2014            2,188,900
      1,060,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
                 PROJECT SERIES A @+/-                                                5.10         12/01/2035            1,089,638

                                                                                                                        36,765,805
                                                                                                                  ----------------
ILLINOIS - 3.08%
      2,740,000  AURORA IL SERIES B                                                   5.85         12/30/2013            2,769,537
        500,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDED @                           5.38         07/01/2013              544,650
        250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                 (SPECIAL TAX REVENUE)                                                5.40         03/01/2016              260,290
        390,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                     5.25         12/01/2012              394,064
      2,330,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                     6.13         12/01/2022            2,473,901
      2,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                  4.50         01/01/2007            2,501,875
        450,000  ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER          7.00         05/15/2022              492,966
      1,290,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE
                 LOC)                                                                 5.00         07/01/2025            1,300,772
        535,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^           3.98         01/01/2015              387,356
        500,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^           4.04         01/01/2015              360,265

                                                                                                                        11,485,676
                                                                                                                  ----------------
IOWA - 0.28%
        800,000  CORALVILLE IA URBAN RENEWAL TAX INCREMENT SERIES A (TAX
                 INCREMENTAL REVENUE)                                                 6.00         06/01/2036              818,408
        110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                5.00         06/01/2009              110,857
        125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                5.00         06/01/2010              126,251

                                                                                                                         1,055,516
                                                                                                                  ----------------
KANSAS - 1.44%
        415,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012              457,546
      1,995,000  LAWRENCE KS LAWRENCE MEMORIAL HOSPITAL (HOSPITAL REVENUE)            4.88         07/01/2036            2,034,461
        885,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                 SERIES A5 (HOUSING REVENUE LOC) @+/-                                 5.70         12/01/2036              973,509
        680,000  SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA
                 (SFHR LOC) @+/-                                                      6.50         12/01/2022              687,004
      1,250,000  WYANDOTTE COUNTY KS CITY KS UNITED GOVERNMENT TRANSPORTATION
                 DEVELOPMENTDI STRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                 REVENUE)%%                                                           4.88         10/01/2028            1,234,713

                                                                                                                         5,387,233
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
KENTUCKY - 0.51%
$     1,745,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCING AUTHORITY CHRISTIAN
                 CARE COMMUNITIES PROJECTS                                            5.38%        11/20/2035     $      1,888,230
                                                                                                                  ----------------
LOUISIANA - 3.02%
      3,275,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                 CORRECTIONAL FACILITIES PROJECT                                      6.25         03/01/2019            3,427,812
      2,500,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                        5.00         06/01/2016            2,715,900
      3,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (SPECIAL TAX REVENUE, AMBAC INSURED)                        5.00         06/01/2018            3,242,520
      1,350,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A              5.00         09/01/2007            1,350,662
        525,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C              5.00         09/01/2007              525,257

                                                                                                                        11,262,151
                                                                                                                  ----------------
MASSACHUSETTS - 3.87%
      3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B                 5.25         06/01/2010            3,169,740
      3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL
                 TRANSPORTATION SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)          7.00         03/01/2014            4,010,853
      3,500,000  MASSACHUSETTS PORT AUTHORITIES DELTA AIRLINES INCORPORATED
                 PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                      5.50         01/01/2013            3,701,215
      3,000,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                 SUBSERIES A                                                          6.00         08/01/2017            3,563,490

                                                                                                                        14,445,298
                                                                                                                  ----------------
MINNESOTA - 0.88%
        600,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                 (LEASE REVENUE)                                                      6.00         09/01/2036              603,528
      1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 PLANT REVENUE LOC)                                                   5.50         01/01/2012            1,041,570
      1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                    7.50         12/01/2031            1,626,390

                                                                                                                         3,271,488
                                                                                                                  ----------------
MISSOURI - 3.44%
        600,000  COTTLEVILLE MO CERTIFICATE PARTNERSHIP (LEASE REVENUE)               5.25         08/01/2031              605,328
      1,205,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT          5.20         04/15/2020            1,218,725
        260,000  GRINDSTONE PLAZA MO TRANSPORTATION DEVELOPMENT DISTRICT
                 SERIES A (OTHER REVENUE)%%                                           5.25         10/01/2021              259,464
        385,000  GRINDSTONE PLAZA MO TRANSPORTATION DEVELOPMENT DISTRICT
                 SERIES A (OTHER REVENUE)%%                                           5.40         10/01/2026              387,926
        355,000  GRINDSTONE PLAZA MO TRANSPORTATION DEVELOPMENT DISTRICT
                 SERIES A (OTHER REVENUE)%%                                           5.50         10/01/2031              354,042
        500,000  GRINDSTONE PLAZA MO TRANSPORTATION DEVELOPMENT DISTRICT
                 SERIES A (OTHER REVENUE)%%                                           5.55         10/01/2036              500,380
      3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                   5.25         12/01/2014            3,529,314
      2,000,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY REVOLVING FUND PROGRAM SERIES B                            5.50         07/01/2016            2,267,880
      3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS @+/-         5.00         02/01/2029            3,721,053

                                                                                                                        12,844,112
                                                                                                                  ----------------
MONTANA - 0.48%
      2,980,000  HARDIN MT ROCKY MOUNTAIN POWER INCORPORATED PROJECT (TAX
                 INCREMENTAL REVENUE)^                                                6.39         09/01/2031            1,784,454
                                                                                                                  ----------------
NEBRASKA - 1.25%
      2,095,000  OMAHA PUBLIC POWER DISTRIBUTION NEBRASKA CITY 2 SERIES A
                 (ELECTRIC REVENUE, AMBAC INSURED)                                    4.35         02/01/2036            2,033,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NEBRASKA (continued)
$     2,695,000  OMAHA PUBLIC POWER DISTRICT NEBRASKA NEBRASKA CITY 2 SERIES A
                 (ELECTRIC REVENUE, AMBAC INSURED)                                    4.30%        02/01/2031     $      2,629,269

                                                                                                                         4,662,613
                                                                                                                  ----------------

NEW JERSEY - 2.50%
        750,000  BAYONNE NJ BID ANTICIPATION NOTES                                    5.00         10/27/2006              750,203
      1,000,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                           5.00         10/13/2006            1,000,050
      1,800,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                 HOTEL SUBSERIES B                                                    6.25         01/01/2037            1,855,800
        500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)       5.63         06/15/2019              525,970
      1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX              5.75         06/15/2029            1,074,610
      2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX              5.75         06/15/2034            2,135,840
      1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
                 SYSTEM SERIES B (TRANSPORTATION REVENUE LOC) @                       6.00         12/15/2011            1,114,050
        375,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET
                 BACKED                                                               5.50         06/01/2011              393,840
        410,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET
                 BACKED                                                               7.00         06/01/2041              470,516

                                                                                                                         9,320,879
                                                                                                                  ----------------
NEW YORK - 10.67%
      3,000,000  LONG ISLAND POWER AUTHORITY NY SERIES D (ELECTRIC PLANT
                 REVENUE, MBIA INSURED)                                               5.00         09/01/2023            3,220,740
      1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
                 REVENUE LOC)                                                         5.45         01/15/2015            1,118,580
        260,000  NASSAU COUNTY NY IDA                                                 6.88         07/01/2010              276,609
        425,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY 2006 PROJECT
                 SAMARITAN AIDS SERVICES (IDR, CITIBANK NA LOC)                       5.00         11/01/2024              440,419
      1,230,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                       6.88         07/01/2010            1,282,312
      2,025,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED
                 SERIES B @                                                           6.00         06/15/2010            2,217,436
      1,000,000  NEW YORK NY SERIES C                                                 5.50         09/15/2019            1,092,880
      2,500,000  NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)            5.00         08/01/2015            2,726,850
        350,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX @+/-           5.25         02/01/2029              372,502
      1,000,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
                 PREREFUNDED SERIES C @                                               5.88         11/01/2017            1,088,420
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                 SERIES A (OTHER REVENUE LOC)                                         5.63         07/01/2016            1,116,550
      2,800,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES
                 FACILITIES IMPROVEMENT SERIES B                                      6.00         08/15/2016            3,202,976
      2,600,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY UNIVERSITY
                 SERIES A (OTHER REVENUE)                                             5.50         05/15/2013            2,829,060
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES
                 OF DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)              5.75         05/15/2016            1,159,720
      2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                 EDUCATIONAL FACILITIES SERIES A                                      5.50         05/15/2019            2,820,725
      5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES
                 E (SALES TAX REVENUE LOC)                                            6.00         04/01/2014            6,142,442
      1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                            5.50         10/15/2014            1,081,070
      1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)              5.60         10/15/2015            1,085,630
      5,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                 5.50         06/01/2019            5,444,250
      1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY
                 LAKE PREREFUNDED (LEASE REVENUE LOC) @                               5.63         07/01/2010            1,083,630

                                                                                                                        39,802,801
                                                                                                                  ----------------
NORTH CAROLINA - 0.52%
      2,000,000  WINSTON-SALEM STATE UNIVERSITY NC HOUSING FOUNDATION LLC COP
                 STUDENT HOUSING PROJECT (LEASE REVENUE, AMBAC INSURED)%%             4.38         06/01/2036            1,941,620
                                                                                                                  ----------------
NORTH DAKOTA - 0.41%
      1,515,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                 (RECREATIONAL FACILITIES REVENUE)                                    6.30         11/15/2010            1,514,803
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
OHIO - 1.03%
$     3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS @+/-                     4.95%        11/01/2035     $      3,833,470
                                                                                                                  ----------------
OKLAHOMA - 1.13%
      1,957,284  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                 (EDUCATIONAL FACILITIES REVENUE)                                     6.25         08/15/2014            2,164,849
        375,000  MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                      4.75         09/01/2016              386,149
        650,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND           6.80         09/01/2026              654,511
        500,000  WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                 6.00         05/01/2025              515,130
        500,000  WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                 6.00         05/01/2031              508,815

                                                                                                                         4,229,454
                                                                                                                  ----------------
OREGON - 0.27%
      1,000,000  TRI COUNTY METROPOLITAN TRANSPORTATION DISTRICT OREGON
                 PAYROLL TAX & GRANT RECEIPTS (TRANSPORTATION REVENUE, MBIA
                 INSURED)                                                             4.00         05/01/2014            1,005,520
                                                                                                                  ----------------
PENNSYLVANIA - 3.33%
      2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                 SERIES A                                                             7.50         12/15/2029            2,324,758
      1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 MBIA INSURED)                                                        7.50         02/01/2030            1,281,260
      1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A               5.63         10/01/2015            1,531,902
        925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                 GOVERNMENT SERIES C                                                  7.75         07/01/2027            1,318,162
      1,750,000  EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)                                    7.75         04/01/2025            2,290,628
        500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                 OBLIGATED GROUP                                                      5.80         11/01/2012              493,930
      1,880,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                         5.70         11/15/2011            2,043,917
      2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
                 DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                      4.32         08/01/2019            1,159,720

                                                                                                                        12,444,277
                                                                                                                  ----------------
PUERTO RICO - 1.80%
      1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)             5.65         07/01/2015            1,133,960
        400,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)        5.00         12/01/2017              425,784
      1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                    5.00         02/01/2010            1,039,614
      1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A              5.50         10/01/2017            1,077,790
      3,030,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B @+/-         4.38         10/01/2040            3,030,000

                                                                                                                         6,707,148
                                                                                                                  ----------------
SOUTH CAROLINA - 6.51%
      3,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINGCORPORATION CHARLESTON
                 COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                       5.00         12/01/2018            3,716,930
      5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            9.07         01/01/2027              830,000
        400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.87         01/01/2028               63,288
     10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.37         01/01/2032            1,306,481
      2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.35         01/01/2038              194,175
        700,000  DORCHESTER COUNTY SC SCHOOL DISTRICT #002 (LEASE REVENUE,
                 GUARANTEE AGREEMENT)                                                 5.00         12/01/2029              734,104
      1,650,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PREREFUNDED
                 BUILDING EQUITY @                                                    6.00         12/01/2012            1,875,654
      1,350,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PREREFUNDED
                 BUILDING EQUITY @                                                    6.00         12/01/2021            1,534,626
      1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                 DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                       5.00         12/01/2020            1,603,343
      2,000,000  NEWBERRY INVESTING IN CHILDREN EDUCATION NEWBERRY COUNTY
                 (LEASE REVENUE)                                                      5.00         12/01/2030            2,081,980
      3,540,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, AMBAC INSURED)                                   5.50         10/01/2030            3,786,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
SOUTH CAROLINA (continued)
$     3,485,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 PREREFUNDED PALMETTO HEALTH SERIES C (HOSPITAL REVENUE) @            6.88%        08/01/2027     $      4,132,199
      2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY#                                7.80         07/01/2009            2,437,176

                                                                                                                        24,296,588
                                                                                                                  ----------------
SOUTH DAKOTA - 4.05%
      2,300,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT @+/-                4.14         12/01/2012            2,300,000
      2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                   5.50         05/01/2019            1,983,780
        555,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION           7.00         11/01/2013              589,787
      1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION           7.00         11/01/2023            1,372,379
        275,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                     4.75         04/01/2010              278,988
        285,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                     5.00         04/01/2011              292,681
        300,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                     5.25         04/01/2012              312,795
        320,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                     5.25         04/01/2013              334,413
        420,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM MCELEEG PROJECT SERIES B                                5.00         04/01/2014              426,565
        685,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM MIDSTATES PRINT SERIES A                                5.50         04/01/2018              708,687
      6,515,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH @+/-                                       4.04         11/01/2027            6,515,000

                                                                                                                        15,115,075
                                                                                                                  ----------------
TEXAS - 6.53%
      2,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00         08/15/2034            2,115,800
      1,500,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES A (AIRPORT
                 REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                       5.00         11/01/2013            1,547,535
      1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.25         10/01/2016            1,253,856
        965,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.25         10/01/2017            1,006,399
      5,615,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT
                 TOMBALL (HOUSING REVENUE, FNMA)+/- @ %%                              4.90         11/01/2039            5,632,575
      3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)                                                                 5.50         02/15/2025            3,182,580
      1,350,000  LOWER COLORADO RIVER AUTHORITY TX SAMSUNG AUSTIN SEMICONDUCTOR       6.95         04/01/2030            1,490,346
        830,000  MUELLER LOC GOVERNMENT CORPORATION TEXAS (OTHER REVENUE)             4.38         09/01/2023              827,518
        500,000  RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                    5.20         05/01/2007              500,330
      1,000,000  SOUTHSIDE TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 SERIES A (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                 GUARANTEED)                                                          5.00         02/15/2036            1,047,210
        980,000  TEXAS STATE PUB FINANCIAL AUTHORITY CHARTER SCHOOL FINANCIAL
                 CORPORATION KIPP INCORPORATED EDUCATION SERIES A (PRIVATE
                 SCHOOL REVENUE, ACA INSURED)                                         4.75         02/15/2021              990,280
      1,030,000  TEXAS STATE PUBLIC FINANCING AUTHORITY CHARTER SCHOOL KIPP
                 INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)          4.70         02/15/2020            1,039,280
      2,360,000  VALLEY VIEW TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                           5.00         02/15/2036            2,471,416
      1,220,000  WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                    6.00         03/01/2009            1,247,169

                                                                                                                        24,352,294
                                                                                                                  ----------------
UTAH - 0.09%
        322,000  EAGLE MOUNTAIN UT                                                    5.90         12/15/2007              322,113
                                                                                                                  ----------------
VIRGIN ISLANDS - 0.29%
      1,000,000  VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY GROSS RECEIPTS
                 TAXES LOAN NOTES (SALES TAX REVENUE, FGIC INSURED)                   5.00         10/01/2028            1,069,870
                                                                                                                  ----------------
VIRGINIA - 0.84%
      2,425,000  VIRGINIA HOUSING DEVELOPING AUTHORITY SERIES A SUBSERIES A1
                 (HOUSING REVENUE, GO OF AUTHORITY)                                   4.75         01/01/2024            2,436,664

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
VIRGINIA (continued)
$       715,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                 SUBSERIES C2 (HOUSING REVENUE, GO OF AUTHORITY)                      4.30%        04/01/2019     $        696,095

                                                                                                                         3,132,759
                                                                                                                  ----------------
WASHINGTON - 1.33%
      1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                               4.75         12/01/2013            1,229,712
      1,875,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED                                                         6.50         06/01/2026            2,058,919
      1,000,000  WASHINGTON STATE HEALTH CARE FACILITIES - KADLEC MEDICAL
                 CENTER-SERIES A (HOSPITAL REVENUE, GUARANTEE AGREEMENT)              5.00         12/01/2030            1,045,380
        615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                            5.35         07/01/2014              623,339

                                                                                                                         4,957,350
                                                                                                                  ----------------
WEST VIRGINIA - 0.06%
        215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A         5.00         06/01/2015              223,041
                                                                                                                  ----------------
WISCONSIN - 8.86%
        335,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE
                 TAX REVENUE)                                                         5.75         06/01/2012              359,371
      8,150,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               6.00         06/01/2017            8,696,621
      1,500,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES
                 REVENUE, AMBAC INSURED)                                              5.13         08/01/2021            1,593,750
      1,200,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                 SERIES A                                                             5.75         08/01/2035            1,209,324
        520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.35         12/01/2010              525,944
        390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.50         12/01/2011              394,645
      2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                     5.50         12/15/2016            3,179,512
        250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, MBIA INSURED)                           5.50         12/15/2017              285,078
      4,000,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/- @      5.00         12/01/2027            4,058,480
      1,125,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                         4.50         10/01/2019            1,149,244
      1,600,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                         5.25         10/01/2020            1,738,128
        645,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                         4.70         10/01/2021              665,066
        205,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
                 HEALTHCARE INCORPORATED                                              5.10         07/01/2008              208,930
      4,735,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.90         11/01/2035            4,787,085
        875,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                     4.70         11/01/2025              891,695
      3,250,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                     4.90         11/01/2035            3,308,695

                                                                                                                        33,051,568
                                                                                                                  ----------------
WYOMING - 0.95%
      3,500,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                 CHASE BANK LOC)                                                      4.65         12/01/2016            3,562,090
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $352,883,859)                                                                      366,620,351
                                                                                                                  ----------------

SHARES

SHORT-TERM INVESTMENTS - 4.43%
     16,532,551  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                      16,532,551
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,532,551)                                                                         16,532,551
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $369,416,410)*                                    102.69%                                                   $    383,152,902

OTHER ASSETS AND LIABILITIES, NET                        (2.69)                                                        (10,031,693)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $    373,121,209
                                                       -------                                                    ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,532,551.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 98.54%

ALABAMA - 0.57%
$        75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                  5.00%        12/01/2007     $         75,607
      2,465,000  JEFFERSON COUNTY AL                                                  5.00         01/01/2008            2,505,032
      1,000,000  MOBILE AL                                                            6.20         02/15/2007            1,009,760

                                                                                                                         3,590,399
                                                                                                                  ----------------

ALASKA - 0.81%
        460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                 REVENUE LOC)                                                         6.00         01/01/2015              486,280
        405,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 4.50         06/01/2008              410,844
      1,300,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 5.60         06/01/2009            1,364,922
      1,675,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 5.60         06/01/2010            1,787,996
        840,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 6.20         06/01/2022              896,255
        175,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 6.50         06/01/2031              192,049

                                                                                                                         5,138,346
                                                                                                                  ----------------

ARIZONA - 2.75%
      2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
                 SUBORDINATE SERIES                                                   6.30         12/01/2008            2,160,084
      1,215,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT@+/-          4.75         08/01/2020            1,215,535
      2,230,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION (PCR)@+/-           2.90         06/01/2035            2,159,242
      2,595,000  MOHAVE COUNTY AZ IDA CORRECTIONAL FACILITIES MOHAVE PRISON
                 PROJECT SERIES A (LEASE REVENUE, XLCA INSURED)                       5.00         04/01/2009            2,680,661
      1,265,000  SANTA CRUZ COUNTY AZ IDA @+/-                                        4.75         08/01/2020            1,262,647
      1,755,000  TUCSON & PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITIES
                 SFMR SERIES 1A (SFMR LOC) @+/-                                       5.50         01/01/2035            1,769,707
      1,060,000  WATSON ROAD COMMUNITY FACILITIES DISTRICT ARIZONA                    4.50         07/01/2007            1,060,329
      2,849,462  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN
                 RESERVATION FORT APACHE TIMBER EQUIPMENT LEASE                       6.25         03/04/2012            2,944,475
      2,105,000  YAVAPAI COUNTY AZ IDA                                                5.45         06/01/2033            2,111,820

                                                                                                                        17,364,500
                                                                                                                  ----------------

ARKANSAS - 1.50%
        420,000  GARLAND COUNTY AR FACILITIES BOARD                                   3.50         10/01/2006              419,979
        500,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.20         10/01/2009              496,935
        495,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.30         10/01/2010              492,480
        215,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.40         10/01/2011              214,473
        505,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.50         10/01/2012              505,182
        510,000  GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE               3.75         10/01/2007              507,022
      6,500,000  NORTH LITTLE ROCK AR SERIES A (ELECTRIC REVENUE, MBIA INSURED)       6.50         07/01/2010            6,870,045

                                                                                                                         9,506,116
                                                                                                                  ----------------

CALIFORNIA - 3.50%
        350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
                 ARCHSTONE REDWOOD SERIES A@+/-                                       5.30         10/01/2008              357,987
        280,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                 CA HOSPITAL ASSOCIATION SERIES C                                     4.00         03/01/2008              280,510
      1,300,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
                 (HOUSING REVENUE LOC) @+/-                                           6.63         06/01/2033            1,335,399
        250,000  CALIFORNIA STATE DWR SERIES A                                        5.50         05/01/2007              252,880
      2,125,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 JPMC3 (OTHER REVENUE LOC)@+/-                                        3.83         06/01/2013            2,125,000
        500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED@+/-         4.30         05/15/2029              500,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$       500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                 (HEALTHCARE FACILITIES REVENUE LOC) @+/-                             4.20%        05/15/2029     $        500,000
        675,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                 A4 @+/-                                                              5.25         05/15/2025              694,190
      4,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION @+/-          4.35         12/01/2028            4,500,000
      6,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR,
                 GIC RABOBANK NEDERLAND LOC) @+/-                                     3.95         04/15/2046            6,000,540
        390,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                 SETTLEMENT REVENUE ENHANCED ASSET BACKED SERIES A (EXCISE
                 TAX REVENUE)                                                         5.00         06/01/2016              391,482
      1,520,000  OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)             5.65         08/01/2014            1,570,418
        100,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)              4.60         07/01/2008               99,622
        140,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)              4.80         07/01/2009              139,868
        355,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)              4.90         07/01/2010              355,096
        370,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)              5.00         07/01/2011              370,903
        375,461  PASADENA CA                                                          4.50         12/19/2006              375,577
         33,985  PASADENA CA                                                          5.27         12/19/2006               33,985
      1,650,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             5.50         03/01/2008            1,670,873
        575,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                             4.50         03/01/2011              571,797

                                                                                                                        22,126,127
                                                                                                                  ----------------

COLORADO - 3.60%
     12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHR @+/-                     4.25         12/20/2040           12,752,805
      1,585,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER
                 ACADEMY SERIES A                                                     5.00         05/01/2008            1,588,836
         20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS
                 HEALTH PROJECT                                                       4.90         09/15/2007               20,075
      2,500,000  COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
                 (HOUSING REVENUE, FNMA INSURED) @+/-                                 3.77         02/15/2028            2,500,000
      1,800,000  COLORADO HOUSING & FINANCE AUTHORITIES BIRCHWOOD MANOR
                 PROJECT SERIES B (HOUSING REVENUE)                                   4.00         08/01/2008            1,804,608
        300,000  HIGHLANDS COUNTY RANCH METROPOLITAN DISTRICT #3 SERIES A
                 (PROPERTY TAX REVENUE LOC)                                           5.00         12/01/2006              300,537
      1,000,000  MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
                 SERIES G (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)       5.25         12/01/2015            1,026,910
      2,585,000  SAND CREEK METROPOLITAN DISTRICT COLORADO                            6.63         12/01/2017            2,752,818

                                                                                                                        22,746,589
                                                                                                                  ----------------

CONNECTICUT - 0.15%
        920,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY
                 NEW OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)         6.75         07/01/2013              926,320
                                                                                                                  ----------------

DISTRICT OF COLUMBIA - 3.61%
      8,000,000  DISTRICT OF COLOMBIA UNREFUNDED BALANCE SERIES B (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)                                5.50         06/01/2012            8,443,680
      7,400,000  DISTRICT OF COLUMBIA @+/-                                            3.75         06/01/2019            7,400,000
      3,750,000  DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)                                                            5.50         06/01/2014            3,950,100
        710,000  DISTRICT OF COLUMBIA HFA ARTHUR CAPPER SERIES II PROJECT             3.90         01/01/2009              704,370
        740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.38         05/15/2010              766,670
      1,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                 (AIRPORT REVENUE, MBIA INSURED)                                      5.70         10/01/2014            1,539,150

                                                                                                                        22,803,970
                                                                                                                  ----------------

FLORIDA - 4.21%
        158,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                 6.50         09/01/2022              159,834
      3,250,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HEALTHCARE
                 FACILITIES REVENUE LOC) @+/-                                         4.35         12/01/2028            3,250,000
      3,375,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                              4.50         12/01/2011            3,441,994
      2,500,000  EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT SERIES B
                 (SPECIAL TAX REVENUE)                                                5.00         05/01/2011            2,517,200
      1,085,000  ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING
                 REVENUE LOC)                                                         6.95         04/01/2024            1,102,241
      4,040,000  FLORIDA HFA MFHR ANDOVER PROJECT PUTTABLE@                           6.35         05/01/2026            4,144,313

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
FLORIDA (continued)
$     2,000,000  HIGHLAND COUNTY FL HEALTH FACILITIES @+/-                            5.00%        11/15/2029     $      2,064,280
        495,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT
                 UNIVERSITY COMMUNITY HOSPITAL SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                         4.90         08/15/2007              499,638
      2,500,000  HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT
                 SERIES B                                                             2.13         01/01/2007            2,483,925
        455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET
                 PACKAGING SOLUTIONS PROJECT (IDR LOC)                                3.63         10/01/2008              450,491
          5,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET
                 PACKAGING SOLUTIONS PROJECT (IDR LOC)                                3.80         10/01/2009                4,967
        290,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                 REVENUE LOC)                                                         6.50         11/01/2023              293,860
      1,466,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES
                 2004 C CLASS A                                                       4.05         11/01/2008            1,440,506
        745,000  VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                              2.50         10/15/2006              744,449
      4,000,000  VOLUSIA COUNTY FL IDA (HEALTHCARE FACILITIES REVENUE LOC,
                 ACA INSURED) @+/-                                                    4.35         12/01/2028            4,000,000

                                                                                                                        26,597,698
                                                                                                                  ----------------

GEORGIA - 3.09%
      1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                              5.50         11/01/2011            1,079,730
      2,675,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY (PCR) @+/-                     3.80         10/01/2032            2,675,000
      6,500,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT
                 1994 (PCR) @+/-                                                      3.27         10/01/2032            6,500,000
      2,529,835  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                   4.20         08/01/2013            2,531,201
        937,157  DALTON GA SCHOOL DISTRICT LEASE NUMBER 996-021203 SERIES B           4.20         08/01/2013              937,663
      1,500,000  EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)          4.25         12/29/2006            1,500,780
      3,000,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                 APARTMENTS @+/-                                                      3.50         12/01/2037            3,000,000
        797,113  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE              4.20         03/01/2013              797,480
        470,001  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE            4.20         03/01/2013              470,123

                                                                                                                        19,491,977
                                                                                                                  ----------------

ILLINOIS - 4.11%
      3,890,000  AURORA IL SERIES B                                                   4.90         12/30/2011            3,921,081
        940,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00         12/30/2008              948,695
        990,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00         12/30/2009            1,001,771
      6,675,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EVANSTON NORTHWESTERN
                 SERIES B (HOSPITAL REVENUE) @+/-                                     3.70         05/01/2031            6,675,000
      1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY
                 PROJECT @+/-                                                         4.80         08/01/2025            1,000,430
        200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                 PROVIDERS FACILITIES SERIES A                                        5.50         07/01/2012              205,346
         90,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                 PROVIDERS SERIES A                                                   4.90         07/01/2007               90,020
        390,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION
                 PROVIDERS SERIES A                                                   5.38         07/01/2009              394,341
        215,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS               4.63         07/01/2008              214,968
      4,700,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                  4.50         01/01/2007            4,703,525
        725,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                 SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                  5.25         10/01/2009              743,444
        500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE,
                 FIRST SECURITY BANK LOC)                                             4.38         07/01/2015              499,070
      1,500,000  ILLINOIS STATE (OTHER REVENUE, FGIC INSURED)                         5.35         02/01/2015            1,522,500
      1,490,000  SALEM IL AMERICANA BUILDING PRODUCTS @+/-                            4.49         04/01/2017            1,490,000
        395,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                 HOSPITAL                                                             6.05         12/01/2011              426,742
      1,395,000  WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
                 (EDUCATIONAL FACILITIES REVENUE)                                     4.38         12/01/2009            1,395,446
        750,000  WILL COUNTY IL SCHOOL DISTRICT #086 JOLIET DEBT CERTIFICATES
                 (EDUCATIONAL FACILITIES REVENUE)                                     4.50         12/01/2010              750,278

                                                                                                                        25,982,657
                                                                                                                  ----------------

INDIANA - 0.78%
        765,000  BEECH GROVE INDIANA SCHOOL BUILDING CORPORTION (LEASE
                 REVENUE, MBIA INSURED)                                               6.25         07/05/2016              875,925
      3,000,000  ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES C @+/-             2.63         04/01/2025            3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
INDIANA (continued)
$     1,045,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                           5.40%        07/15/2008     $      1,067,311

                                                                                                                         4,943,236
                                                                                                                  ----------------
IOWA - 6.03%
      2,350,000  CORALVILLE IA SERIES K                                               5.00         06/01/2007            2,364,688
      2,000,000  IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR) @+/-                    6.00         06/01/2027            2,016,920
        505,000  MUSCATINE IA (ELECTRIC REVENUE)                                      9.70         01/01/2013              600,097
        780,000  SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH
                 SYSTEMS @+/-                                                         4.04         11/01/2015              780,000
      2,120,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC)                       5.50         06/01/2011            2,287,904
        180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @         5.50         06/01/2012              195,534
        895,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @         5.50         06/01/2013              972,239
        385,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @         5.50         06/01/2014              418,226
     15,725,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @         5.30         06/01/2025           16,829,210
     10,670,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 PREREFUNDED ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC) @         5.60         06/01/2035           11,636,275

                                                                                                                        38,101,093
                                                                                                                  ----------------

KANSAS - 1.61%
        795,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                     4.15         08/01/2015              814,382
      7,250,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.75         12/01/2012            7,231,730
      2,100,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.85         12/01/2013            2,100,546

                                                                                                                        10,146,658
                                                                                                                  ----------------
KENTUCKY - 1.61%
      6,330,000  ASHLAND KY PCR                                                       5.70         11/01/2009            6,711,319
      2,750,000  KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES
                 SERIES A                                                             5.75         12/01/2015            2,930,620
        500,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT
                 HOUSING FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC) @+/-          4.35         12/01/2028              500,000

                                                                                                                        10,141,939
                                                                                                                  ----------------
LOUISIANA - 2.87%
      1,075,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING REVENUE
                 LOC)                                                                 7.55         12/01/2026            1,080,128
      3,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE) @+/-        3.75         07/01/2030            3,000,000
      2,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (OTHER REVENUE, AMBAC INSURED)                              5.00         06/01/2011            2,115,980
      1,200,000  LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT
                 (IDR) @+/-                                                           4.38         10/01/2020            1,203,456
      5,000,000  NEW ORLEANS LA (PROPERTY TAX REVENUE, AMBAC INSURED)^                3.99         09/01/2007            4,823,400
      1,924,000  NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS           6.25         01/15/2011            2,098,411
        660,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES B              5.00         09/01/2007              660,323
        270,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A              5.00         09/01/2007              270,132
      1,000,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D              5.00         09/01/2007            1,000,490
      1,875,000  VILLAGE OF EPPS LA                                                   7.25         06/01/2009            1,903,988

                                                                                                                        18,156,308
                                                                                                                  ----------------
MARYLAND - 0.49%
      3,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                 APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED) @           4.90         05/15/2031            3,101,760
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MASSACHUSETTS - 0.83%
$       215,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                 DISABILITIES INCORPORATED                                            6.25%        06/01/2008     $        217,453
        775,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE
                 & EAR INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)         5.25         07/01/2009              799,250
      1,100,000  MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION
                 LOAN NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 4.13         06/01/2009            1,103,674
        500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-            4.95         12/01/2006              500,830
      2,500,000  MASSACHUSETTS PORT AUTHORITIES DELTA AIRLINES INCORPORATED
                 PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                      5.50         01/01/2013            2,643,725

                                                                                                                         5,264,932
                                                                                                                  ----------------
MINNESOTA - 1.52%
        370,000  ALEXANDRIA MN (IDR, US BANK NA LOC) @+/-                             4.25         06/01/2010              370,000
      2,770,000  CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY
                 HOSPITALS & HEALTH @+/-                                              4.04         11/01/2026            2,770,000
      1,385,000  DELANO MN (IDR, MARQUETTE BANK) @+/-                                 4.25         04/01/2017            1,385,000
        470,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE PREREFUNDED SERIES
                 95C (AIRPORT REVENUE LOC) @                                          6.25         08/01/2014              473,248
         30,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE
                 UNIVERSITY SERIES 41                                                 5.65         10/01/2007               30,003
        795,000  MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                      5.35         02/01/2008              803,896
      1,430,000  OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A (HOUSING
                 REVENUE) @+/-                                                        3.94         01/01/2030            1,430,000
      2,325,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER
                 REVENUE, AMBAC INSURED)                                              5.40         01/01/2009            2,366,292

                                                                                                                         9,628,439
                                                                                                                  ----------------
MISSISSIPPI - 0.20%
      1,250,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI POWER
                 COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE) @+/-                3.87         07/01/2025            1,250,000
                                                                                                                  ----------------
MISSOURI - 2.01%
      1,545,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                 PROJECT                                                              4.50         04/15/2016            1,545,603
        775,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                 INCREMENTAL REVENUE)                                                 4.50         04/01/2021              787,447
      6,130,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                     3.88         08/01/2018            6,094,753
      2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                   5.25         12/01/2014            2,031,260
        800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY AMERICAN CYANAMID COMPANY                                  5.80         09/01/2009              836,688
        145,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                 SERIES B2                                                            6.40         03/01/2029              149,353
        235,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                 SERIES D2                                                            6.30         03/01/2029              242,905
        630,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER                             6.00         10/01/2007              636,224
        400,000  SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY
                 UNIVERSITY PLAZA PROJECT                                             6.30         10/01/2006              400,040

                                                                                                                        12,724,273
                                                                                                                  ----------------
MONTANA - 0.68%
      1,000,000  BILLINGS MT                                                          3.38         03/01/2007              995,720
        900,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                 REVENUE, MBIA INSURED)                                               6.88         06/01/2020              978,921
      1,760,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                 REVENUE, MBIA INSURED)                                               6.88         06/01/2020            1,914,334
        355,000  MONTANA STATE BOARD INVESTMENTS REFUNDED PAYROLL TAX (OTHER
                 REVENUE, MBIA INSURED)                                               6.88         06/01/2020              386,130

                                                                                                                         4,275,105
                                                                                                                  ----------------
NEBRASKA - 0.15%
        880,000  O'NEILL NE REVENUE ST. ANTHONY'S PROJECT                             6.25         09/01/2012              920,471
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NEVADA - 0.73%
$     1,495,000  CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS MCCARRAN
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                5.38%        07/01/2013     $      1,550,853
        500,000  WASHOE COUNTY NV                                                     5.00         06/01/2009              518,340
      2,500,000  WASHOE COUNTY NV @+/-                                                5.00         03/01/2036            2,517,200

                                                                                                                         4,586,393
                                                                                                                  ----------------
NEW HAMPSHIRE - 0.50%
        490,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                 HAMPSHIRE MEDICAL CENTER SERIES A                                    3.00         10/01/2006              489,985
      1,420,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                 HAMPSHIRE MEDICAL CENTER SERIES A                                    4.00         10/01/2007            1,421,661
      1,215,000  NEW HAMPSHIRE STATE HOUSING FINANCE AUTHORITY @+/-                   6.30         07/01/2031            1,228,851

                                                                                                                         3,140,497
                                                                                                                  ----------------
NEW JERSEY - 4.10%
      2,000,000  BAYONNE NJ (PROPERTY TAX REVENUE)                                    5.00         10/13/2006            2,000,360
      2,000,000  BAYONNE NJ BID ANTICIPATION NOTES                                    5.00         10/27/2006            2,000,540
      1,500,000  BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING
                 FACILITIES REVENUE LOC)                                              5.00         03/15/2007            1,501,425
      1,500,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                           5.00         10/13/2006            1,500,075
      1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                 REVENUE                                                              5.63         06/15/2017            1,509,445
        835,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE
                 FACILITIES REVENUE LOC)                                              4.80         08/01/2021              837,881
      4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER
                 SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         5.60         07/01/2007            4,943,376
        670,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
                 APARTMENTS PROJECT SERIES A (MULTI-FAMILY HOUSING REVENUE,
                 JPMORGAN CHASE BANK LOC) @+/-                                        4.10         03/15/2040              671,494
      1,625,000  SALEM COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY PUBLIC
                 SERVICE ELECTRICITY & GAS SERIES B-2 (ELECTRIC REVENUE, XLCA
                 COMPANY INSURED) @+/-                                                3.70         11/01/2033            1,625,000
      4,425,000  SALEM COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY PUBLIC
                 SERVICE ELECTRICITY & GAS SERIES B-3 (ELECTRIC REVENUE, XLCA
                 COMPANY INSURED) @+/-                                                3.70         11/01/2033            4,425,000
      1,365,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET BACKED             5.00         06/01/2009            1,389,488
      3,491,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                         4.50         10/12/2006            3,491,209

                                                                                                                        25,895,293
                                                                                                                  ----------------
NEW MEXICO - 1.35%
        615,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                   3.75         04/01/2010              618,358
        935,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                4.05         07/01/2026              929,801
        530,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
                 (HOUSING REVENUE LOC, GNMA/FNMA/FHLMC INSURED)                       7.10         09/01/2030              546,160
      1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                 (HOUSING REVENUE, GNMA INSURED)                                      4.40         01/01/2027            1,004,120
      1,850,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
                 (HOUSING REVENUE, GNMA INSURED)                                      4.70         07/01/2027            1,888,147
      1,130,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
                 (HOUSING REVENUE LOC)                                                6.75         09/01/2029            1,156,871
        420,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
                 (HOUSING REVENUE LOC)                                                6.80         03/01/2031              428,833
      1,805,000  NEW MEXICO STATE HOSPITAL EQUIPMENT LOAN COUNCIL
                 PRESBYTERIAN HEALTHCARE SERIES A (HOSPITAL REVENUE)                  5.50         08/01/2030            1,965,013

                                                                                                                         8,537,303
                                                                                                                  ----------------
NEW YORK - 4.52%
      2,500,000  AMHERST NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
                 SERIES A (IDR, RADIAN INSURED) @+/-                                  4.20         10/01/2031            2,501,425
      1,900,000  BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)           4.50         03/16/2007            1,904,294
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
NEW YORK (continued)
$     8,500,000  MONROE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY WOODLAND
                 VILLAGE PROJECT (LEASE REVENUE)                                      8.55%        11/15/2010     $     10,194,645
        615,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C           5.63         11/01/2010              635,547
        205,000  NASSAU COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
                 FACILITIES POOLED PROGRAM F1 (IDR, ACA INSURED)                      4.30         07/01/2010              208,475
        435,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                       5.13         11/01/2006              435,248
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                 FACILITIES                                                           5.00         11/01/2011            1,046,170
      1,000,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE BONDS NY
                 UNIVERSITY SERIES A (OTHER REVENUE)                                  5.50         05/15/2013            1,088,100
      5,500,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                 UNIVERSITY REVENUE, CIFG INSURED)@+/-                                6.00         11/15/2023            6,116,440
        325,000  ORANGE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL NEEDS
                 FACILITIES POOLED PROGRAM G1 (IDR, ACA INSURED)                      4.35         07/01/2011              331,416
      2,870,000  ROOSEVELT NY UNION FREE SCHOOL DISTRICT REVENUE ANTICIPATION
                 NOTES (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                  4.50         06/29/2007            2,882,485
        165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                 6.88         07/01/2010              173,555
      1,000,000  UTICA NY INDUSTRIAL DEVELOPMENT AGENCY (COLLEGE & UNIVERSITY
                 REVENUE, CITIZENS BANK LOC) @+/-                                     4.50         10/01/2034            1,016,430

                                                                                                                        28,534,230
                                                                                                                  ----------------
NORTH CAROLINA - 1.63%
      6,250,000  FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)             3.55         01/15/2008            6,240,750
      1,200,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D               6.00         01/01/2009            1,223,496
      2,705,000  NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP
                 SERIES 14A (HOUSING REVENUE, AMBAC INSURED)                          4.35         01/01/2028            2,709,734
        115,000  NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC
                 REVENUE                                                              7.25         01/01/2007              116,018

                                                                                                                        10,289,998
                                                                                                                  ----------------
OHIO - 1.87%
      1,700,000  CANAL WINCHESTER OH BOND ANTICIPATION NOTES (GO - BOND BANK)         4.65         10/13/2006            1,700,442
        630,000  COUNTY OF ATHENS OH O'BLENESS SERIES A                               5.00         11/15/2008              637,888
      5,240,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION
                 NOTES (OTHER REVENUE)                                                4.00         03/01/2008            5,242,568
        700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                            5.50         02/15/2008              715,029
      3,000,000  LORAIN OH SERIES B                                                   4.50         10/04/2006            2,999,970
        500,000  MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER                        6.00         04/01/2008              514,825

                                                                                                                        11,810,722
                                                                                                              --------------------
OKLAHOMA - 2.37%
      1,750,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES           3.90         09/01/2010            1,738,713
        230,000  GRADY COUNTY OK EDUCATION FACILITIES AUTHORITY (LEASE REVENUE)       4.75         09/01/2011              235,596
      1,755,000  OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC
                 SCHOOLS PROJECT                                                      4.50         09/01/2008            1,784,782
        665,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                 HOSPITAL PROJECT SERIES B                                            5.35         07/01/2008              677,369
      1,325,000  OKLAHOMA STATE                                                       6.25         08/15/2015            1,418,903
        585,000  TULSA COUNTY OK HFA @+/-                                             7.10         08/01/2030              590,212
      6,450,000  TULSA COUNTY OK INDIVIDUAL AUTHORITY SERIES A (SALES TAX
                 REVENUE, BANK OF AMERICA NA LOC) @+/-                                3.70         05/15/2017            6,450,000
      1,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITIES EDUCATIONAL FACILITIES
                 OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
                 AGREEMENT)                                                           5.00         09/01/2010            1,048,030
      1,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITY EDUCATIONAL FACILITIES
                 OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
                 AGREEMENT)                                                           5.00         09/01/2009            1,037,150

                                                                                                                        14,980,755
                                                                                                                  ----------------
OREGON - 0.55%
      3,500,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                 PROJECT (HEALTHCARE FACILITIES REVENUE LOC) @+/-                     3.68         08/15/2032            3,500,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
OTHER - 0.62%
$     3,949,489  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                 PASSTHRU CERTIFICATES C+/-                                           3.38%        11/01/2008     $      3,911,929
                                                                                                                  ----------------

PENNSYLVANIA - 6.21%
      5,000,000  ALLEGHENY COUNTY PA@+/-                                              3.85         09/15/2028            5,000,000
        930,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITIES
                 PITTSBURGH MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC
                 INSURED)                                                             5.40         08/15/2009              968,428
      6,000,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT REVENUE (HEALTHCARE
                 FACILITIES REVENUE) @+/-                                             3.80         09/15/2032            6,000,000
      1,740,000  ALLENTOWN PA SACRED HEART HOSPITAL                                   4.75         07/01/2008            1,730,343
      1,580,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A               5.25         10/01/2010            1,589,622
      3,750,000  DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)        5.45         01/01/2012            3,830,213
      7,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE LOC) @+/-                                             6.84         07/01/2027            7,059,920
        500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                 OBLIGATED GROUP                                                      5.80         11/01/2012              493,930
      1,723,077  PENNSYLVANIA HFA SFMR @+/-                                           4.26         06/01/2008            1,723,077
      1,215,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                 AUTHORITY JEANES HEALTH SYSTEMS PROJECT                              6.60         07/01/2010            1,292,238
      5,630,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                 AUTHORITY JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE
                 FACILITIES REVENUE LOC)                                              5.25         05/15/2010            5,791,468
        655,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO
                 HARRISBURG LLC PROJECT                                               5.25         01/01/2009              653,513
      3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT          4.00         06/15/2008            3,126,169

                                                                                                                        39,258,921
                                                                                                                  ----------------
PUERTO RICO - 2.07%
        310,000  CHILDREN'S TRUST FUND PUERTO RICO                                    4.00         05/15/2010              306,996
      2,925,000  CHILDREN'S TRUST FUND PUERTO RICO                                    5.75         07/01/2010            3,059,433
      5,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                 (OTHER REVENUE)                                                      5.00         12/01/2008            5,120,550
        355,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                    4.50         12/01/2006              355,373
        300,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                    5.00         02/01/2007              301,161
        925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                    5.00         02/01/2008              939,190
        390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY                                                    5.00         12/01/2008              396,958
      2,620,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B @+/-         4.39         10/01/2040            2,620,000

                                                                                                                        13,099,661
                                                                                                                  ----------------
RHODE ISLAND - 1.14%
      7,000,000  RHODE ISLAND STATE PARTICIPATION CERTIFICATES LEASE-HOWARD
                 CENTER IMPROVEMENTS (LEASE REVENUE, MBIA INSURED)                    5.38         10/01/2016            7,175,840
                                                                                                                  ----------------
SOUTH CAROLINA - 2.42%
      1,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            9.07         01/01/2027              249,000
      2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.87         01/01/2028              448,554
     18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.37         01/01/2037            1,527,525
     14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B^                                                            8.35         01/01/2038            1,126,215
        300,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A         5.50         04/01/2011              303,585
      1,500,000  JASPER COUNTY SC (OTHER REVENUE)                                     4.25         02/15/2007            1,499,430
      1,165,000  JASPER COUNTY SC REVENUE ANTICIPATION NOTES                          4.00         11/15/2006            1,164,383
      3,250,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITIES PALMETTO
                 HEALTH ALLIANCE SERIES A (NURSING HOME REVENUE)                      7.13         12/15/2015            3,733,080
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 PREREFUNDED PALMETTO HEALTH SERIES C (HOSPITAL REVENUE) @            6.88         08/01/2027            1,185,710
      1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED &
                 IMPROVEMENT PALMETTO HEALTH SERIES C                                 4.75         08/01/2007            1,006,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
SOUTH CAROLINA (continued)
$       760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
                 PALMETTO HEALTH ALLIANCE SERIES A                                    5.00%        08/01/2008     $        773,224
      2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY#                                7.80         07/01/2009            2,289,930

                                                                                                                        15,307,396
                                                                                                                  ----------------
SOUTH DAKOTA - 1.58%
      1,700,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT @+/-                4.14         12/01/2012            1,700,000
        225,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                 INCORPORATED PROJECT A                                               4.25         04/01/2008              224,966
        260,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                 INCORPORATED PROJECT A                                               4.50         04/01/2009              261,344
        560,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG
                 PROJECT B                                                            4.38         04/01/2011              556,836
      1,875,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES J (HOUSING
                 REVENUE)                                                             5.50         05/01/2010            1,915,369
      3,260,000  SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE REVENUE
                 LOC)                                                                 5.35         12/01/2012            3,334,687
      2,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                 AUTHORITIES (HFFA REVENUE, AMBAC INSURED) @+/-                       4.00         07/01/2031            1,999,960

                                                                                                                         9,993,162
                                                                                                                  ----------------
TENNESSEE - 0.35%
      1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT BOARD REVENUE EASTER SEAL PROJECT @+/-        3.40         08/01/2019            1,200,000
      1,000,000  SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
                 AMBAC INSURED)                                                       5.40         05/01/2011            1,027,200

                                                                                                                         2,227,200
                                                                                                                  ----------------
TEXAS - 9.36%
      9,655,000  BEXAR COUNTY TX REVENUE PROJECT                                      5.75         08/15/2022           10,266,548
        405,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A               4.25         02/15/2009              411,014
        425,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A               4.25         02/15/2010              432,863
        440,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A               4.25         02/15/2011              448,822
      1,150,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT (HARBOR DEPARTMENT
                 REVENUE) @+/-                                                        5.20         05/15/2033            1,172,759
      1,220,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.00         10/01/2011            1,252,842
        970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                 APARTMENTS PROJECT (HOUSING REVENUE LOC)                             3.88         01/01/2010              974,530
      5,000,000  GULF COAST WASTE DISPOSAL AUTHORITIES TEXAS REPUBLIC WASTE
                 SERVICES PROJECT (SOLID WASTE REVENUE) @+/-                          4.15         12/01/2034            5,000,000
      5,940,000  HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                    5.75         02/15/2012            6,351,464
      2,135,000  LOWER COLORADO RIVER TX (OTHER REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 6.00         05/15/2013            2,277,832
      2,275,000  MATAGORDA COUNTY TX @+/-                                             4.55         11/01/2029            2,276,115
        400,000  METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N.
                 JONES MEMORIAL HOSPITAL PROJECT                                      6.38         01/01/2007              400,804
      5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS A @                                4.40         08/24/2009            5,165,000
        610,000  NORTH CENTRAL TX HEALTH FACILITITES DEVELOPMENT BAYLOR HEALTH
                 CARE SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE)                 5.50         05/15/2009              634,821
      2,155,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                 SERIES B (HOUSING REVENUE LOC)                                       6.38         10/01/2011            2,155,970
      3,000,000  PORT CORPUS CHRISTI TX NUECES COUNTY FLINT HILLS RESOURCES
                 PROJECT (SOLID WASTE REVENUE, GUARANTEE AGREEMENT) @+/-              4.05         01/01/2030            3,000,000
        470,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE
                 BROOK APARTMENTS PROJECT                                             4.95         12/01/2008              473,398
      7,075,000  TEXAS WATER DEVELOPMENT                                              5.70         07/15/2013            7,086,603
      5,000,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING FUND
                 SERIES B (OTHER REVENUE)                                             5.40         07/15/2014            5,023,000
      4,000,000  UNIVERSITY OF TEXAS FINANCING SYSTEM PREREFUNDED SERIES B
                 (COLLEGE & UNIVERSITY REVENUE) @                                     5.38         08/15/2019            4,302,800

                                                                                                                        59,107,185
                                                                                                                  ----------------
UTAH - 0.17%
      1,077,340  DAVIS COUNTY UT SCHOOL DISTRICT                                      4.55         09/07/2008            1,064,239
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
VIRGIN ISLANDS - 1.29%
$     1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                            5.50%        10/01/2014     $      1,556,805
      3,315,000  VIRGIN ISLANDS PFA SERIES C (OTHER REVENUE LOC)                      5.50         10/01/2006            3,315,298
      1,500,000  VIRGIN ISLANDS PFA SERIES D                                          6.00         10/01/2006            1,500,195
      1,750,000  VIRGIN ISLANDS PFA SERIES D                                          6.00         10/01/2007            1,790,495

                                                                                                                         8,162,793
                                                                                                                  ----------------

VIRGINIA - 0.27%
      1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                             5.00         07/15/2009            1,717,578
                                                                                                                  ----------------
WASHINGTON - 1.73%
      1,605,000  CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
                 PROJECT SERIES A+/-                                                  3.38         08/01/2007            1,600,249
      1,380,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                 REVENUE)                                                             6.38         12/01/2008            1,421,952
      1,000,000  KING COUNTY WA SERIES G (PROPERTY TAX REVENUE)                       5.00         12/01/2014            1,014,580
        590,000  QUINCY WA                                                            4.50         11/01/2008              593,098
        575,000  QUINCY WA                                                            4.75         11/01/2009              582,722
        205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A             6.00         06/01/2010              208,239
        200,000  TOBACCO SETTLEMENT AUTHORITY WA ASSET BACKED                         5.25         06/01/2009              204,838
        805,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
                 (HOUSING REVENUE LOC)                                                6.25         12/01/2011              805,354
      2,500,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES AUTHORITY
                 UNIVERSITY PUGET SOUND PROJECT A (COLLEGE & UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC) @                                   5.00         10/01/2030            2,546,050
      1,940,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                 PROJECT @+/-                                                         4.70         10/01/2023            1,940,000

                                                                                                                        10,917,082
                                                                                                                  ----------------
WEST VIRGINIA - 0.54%
        395,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                    7.00         10/01/2010              418,732
      3,000,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E @+/-            2.80         05/01/2019            2,994,480

                                                                                                                         3,413,212
                                                                                                                  ----------------
WISCONSIN - 5.37%
        465,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.00         06/01/2008              470,543
        710,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.00         06/01/2009              723,277
      1,765,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.75         06/01/2011            1,874,465
      6,375,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               6.00         06/01/2017            6,802,571
      2,875,000  FREEDOM WI SANITATION DISTRICT #1 BOARD ANTICIPATION NOTES
                 (OTHER REVENUE)                                                      4.90         06/01/2011            2,905,619
        385,000  JACKSON WI COMMUNITY DEVELOPMENT AUTHORITY KETTLE MORAINE
                 LUTHERAN (PRIVATE SCHOOL REVENUE, MARSHALL & ISLEY BANK
                 LOC) @+/-                                                            3.77         06/01/2031              385,000
      2,000,000  KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                    4.75         03/01/2011            2,026,400
        570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            4.85         12/01/2007              571,362
        605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.05         12/01/2008              610,251
        650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.20         12/01/2009              657,014
      2,200,000  RICHLAND SCHOOL DISTRICT WISCONSIN                                   3.50         10/26/2006            2,199,362
         15,000  STEVENS POINT WI CDA SECTION 8                                       6.50         09/01/2009               16,140
      3,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 (HEALTHCARE FACILITIES REVENUE LOC) @+/-                             4.00         12/01/2022            3,001,260
        300,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                 DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A                       4.25         08/15/2008              296,289
        200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                 DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A                       4.50         08/15/2009              198,030
        175,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                 SAVIOR HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       4.45         05/01/2007              175,614
        350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 MARSHFIELD CLINIC SERIES B                                           5.75         02/15/2007              352,436
      1,500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE
                 PILLARS COMMUNITIES                                                  5.00         08/15/2010            1,548,855
        130,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH
                 MEMORIAL HOSPITAL INCORPORATED PROJECT                               4.13         07/01/2007              129,749

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
$     1,500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES FH HEALTHCARE
                 DEVELOPMENT INCORPORATED PROJECT PREREFUNDED (NURSING HOME
                 REVENUE) @                                                           6.25%        11/15/2028     $      1,627,605
      2,685,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES REVENUE (HEALTHCARE
                 FACILITIES REVENUE LOC)                                              5.00         08/15/2009            2,765,577
      2,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F          5.20         07/01/2018            2,020,540
      2,420,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 WHEATON FRANCISCAN SERVICES INCORPORATED (HEALTHCARE
                 FACILITIES REVENUE, MBIA INSURED)                                    6.10         08/15/2009            2,578,897

                                                                                                                        33,936,856
                                                                                                                  ----------------
WYOMING - 1.12%
      2,605,000  CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT (NURSING HOME
                 REVENUE)                                                             9.00         12/01/2010            3,148,507
      2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
                 A @+/-                                                               4.25         06/01/2024            2,855,000
      1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
                 CENTER                                                               5.25         12/01/2007            1,052,846

                                                                                                                         7,056,353
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $622,461,704)                                                                      622,553,511
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 1.68%
     10,611,367  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                      10,611,367
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,611,367)                                                                         10,611,367
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $633,073,071)*                                   100.22%                                                    $    633,164,878

OTHER ASSETS AND LIABILITIES, NET                       (0.22)                                                          (1,363,528)
                                                       ------                                                     ----------------

TOTAL NET ASSETS                                       100.00%                                                    $    631,801,350
                                                       ------                                                     ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,611,367.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 99.63%

ALABAMA - 1.76%
$     1,000,000  ALABAMA 21ST CENTURY AUTHORITY                                       5.25%        12/01/2006     $      1,001,530
      1,050,000  CHATOM AL INDUSTRIAL DEVELOPMENT BOARD ELECTRIC COOP SERIES
                 C (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                               3.65         12/01/2024            1,050,000
      1,700,000  HUNTSVILLE AL HEALTH CARE (HEALTHCARE FACILITIES REVENUE, GO
                 OF AUTHORITY)@+/-                                                    5.00         06/01/2034            1,727,336
      2,000,000  JEFFERSON COUNTY AL CAPITAL IMPROVEMENTS WASTES SERIES A
                 (SEWER REVENUE, FGIC INSURED)                                        5.13         02/01/2029            2,086,920
      1,525,000  JEFFERSON COUNTY AL SERIES C-1D (SEWER REVENUE, XLCA COMPANY
                 INSURED)@+/-                                                         3.50         02/01/2040            1,525,000
      1,475,000  JEFFERSON COUNTY AL SUBSERIES B1E (SEWER REVENUE, FGIC
                 INSURED)@+/-                                                         3.55         02/01/2042            1,475,000

                                                                                                                         8,865,786
                                                                                                                  ----------------
ALASKA - 0.21%
      1,000,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                 6.20         06/01/2022            1,066,970
                                                                                                                  ----------------
ARIZONA - 0.56%
      1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT@+/-            4.75         08/01/2020            1,817,591
      1,000,000  SANTA CRUZ COUNTY AZ IDA@+/-                                         4.75         08/01/2020              998,140

                                                                                                                         2,815,731
                                                                                                                  ----------------
ARKANSAS - 1.27%
      4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT
                 LOAN SERIES B (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 LOC, GSL INSURED)                                                    5.35         06/01/2009            4,512,329
        865,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                 3.50         11/01/2008              864,230
      1,000,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)%%         4.00         07/01/2027              999,970

                                                                                                                         6,376,529
                                                                                                                  ----------------
CALIFORNIA - 4.61%
        375,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)          4.70         08/01/2016              378,233
      8,600,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED@+/-         4.30         05/15/2029            8,600,000
      8,300,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                              4.20         05/15/2029            8,300,000
      1,700,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION@+/-           4.35         12/01/2028            1,700,000
      4,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
                 RABOBANK NEDERLAND LOC)@+/-                                          3.95         04/15/2046            4,000,360
        229,242  PASADENA CA                                                          4.25         12/19/2006              228,859

                                                                                                                        23,207,452
                                                                                                                  ----------------
COLORADO - 3.17%
        198,190  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                 (HOUSING REVENUE LOC)                                                5.25         11/01/2019              199,161
     12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHR@+/-                      4.25         12/20/2040           12,752,805
      3,000,000  TRIVIEW CO METROPOLIS DISTRICT SERIES A (OTHER REVENUE,
                 COMPASS BANK)@+/-                                                    3.70         11/01/2023            2,999,100

                                                                                                                        15,951,066
                                                                                                                  ----------------
DISTRICT OF COLUMBIA - 1.12%
      5,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
                 (AIRPORT REVENUE, MBIA INSURED)                                      5.70         10/01/2014            5,643,550
                                                                                                                  ----------------
FLORIDA - 1.95%
      1,080,000  HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HEALTH CARE
                 FACILIITIES HALIFAX MANAGEMENT SYSTEM SERIES A (HEALTHCARE
                 FACILITIES REVENUE, ACA INSURED)                                     4.60         04/01/2008            1,089,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
FLORIDA (continued)
$       345,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                 SOLUTIONS PROJECT (IDR LOC)                                          3.25%        10/01/2006     $        344,990
        250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                 SOLUTIONS PROJECT (IDR LOC)                                          3.50         10/01/2007              248,488
        875,000  TAMPA FL (WATER & SEWER REVENUE)#                                    6.80         10/01/2007              887,434
      5,950,000  VOLUSIA COUNTY FL IDA (HEALTHCARE FACILITIES REVENUE LOC, ACA
                 INSURED)@+/-                                                         4.35         12/01/2028            5,950,000
      1,260,000  VOLUSIA COUNTY FL IDA BISHOPS GLEN PROJECT (HOSPITAL REVENUE)        7.63         11/01/2026            1,289,497

                                                                                                                         9,810,259
                                                                                                                  ----------------
GEORGIA - 4.69%
      2,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                 VOGTLE PROJECT (IDR)@+/-                                             3.70         10/01/2032            2,000,000
      1,500,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT 1994
                 (PCR)@+/-                                                            3.27         10/01/2032            1,500,000
        835,000  COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
                 PROJECT (HOSPITAL REVENUE)                                           5.00         12/01/2008              849,571
      7,000,000  EAST POINT GA TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)          4.25         12/29/2006            7,003,640
     10,100,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                 APARTMENTS@+/-                                                       3.50         12/01/2037           10,100,000
      2,150,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
                 INCORPORATED (HOSPITAL REVENUE LOC)@+/-                              3.70         10/01/2033            2,150,000

                                                                                                                        23,603,211
                                                                                                                  ----------------
ILLINOIS - 9.79%
     11,000,000  AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT@+/-                    5.30         11/01/2027           11,007,150
        860,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00         12/30/2006              862,262
        900,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00         12/30/2007              905,688
        300,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT #517 LAKE
                 LAND COMMUNITY COLLEGE                                               3.55         12/01/2006              299,460
      3,330,000  EUREKA IL EUREKA COLLEGE PROJECT PUTTABLE SERIES B @                 7.00         01/01/2019            3,342,754
      1,285,000  GREATER PEORIA IL AIRPORT AUTHORITY                                  5.80         12/01/2006            1,287,249
      5,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EVANSTON NORTHWESTERN
                 SERIES B (HOSPITAL REVENUE)@+/-                                      3.70         05/01/2031            5,000,000
        500,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY ART INSTITUTE
                 SERIES A (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE) @+/-        2.25         03/01/2030              495,300
        175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY
                 PROJECT@+/-                                                          4.80         08/01/2025              175,075
      4,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                  4.50         01/01/2007            4,503,375
     12,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS
                 SERVICES INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                             4.00         12/01/2022           12,001,680
      3,750,000  ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                          6.00         06/15/2009            3,868,088
      1,000,000  LAKES REGION SANITATION DISTRICT ILLINOIS DEBT CERTIFICATES          4.13         12/01/2010            1,000,590
      4,435,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
                 ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)          5.13         05/01/2011            4,548,137

                                                                                                                        49,296,808
                                                                                                                  ----------------
INDIANA - 4.48%
      8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A+/-                       5.63         07/01/2033            8,078,142
      2,500,000  ANDERSON IN REDEVLOPMENT DISTRICT BOARD ANTICIPATION NOTES
                 (TAX INCREMENTAL REVENUE)%%                                          4.38         10/04/2008            2,508,875
      9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A@+/-                          5.50         04/01/2030            9,040,690
      2,950,000  ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES C                  2.63         04/01/2025            2,950,000

                                                                                                                        22,577,707
                                                                                                                  ----------------
IOWA - 2.10%
      4,000,000  ANKENY IA SERIES A                                                   3.50         06/01/2007            3,989,600
      1,100,000  CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)@+/-          3.60         11/01/2023            1,089,286
      1,000,000  IOWA FINANCIAL AUTHORITY CARE INITIATIVES PROJECT SERIES A
                 (PROPERTY TAX REVENUE)                                               5.00         07/01/2007            1,004,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
IOWA (continued)
$     2,000,000  IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR)@+/-                     6.00%        06/01/2027     $      2,016,920
      1,000,000  LANSING IA INTERSTATE POWER COMPANY (IDR)                            3.60         11/01/2008              989,860
      1,500,000  SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH
                 SYSTEMS@+/-                                                          4.04         11/01/2015            1,500,000

                                                                                                                        10,590,606
                                                                                                                  ----------------
KANSAS - 3.34%
      2,000,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES BAKER UNIVERSITY SERIES A (HIGHER
                 EDUCATION FACILITIES AUTHORITY REVENUE)                              5.25         05/01/2007            2,008,100
      1,000,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES BENEDICTINE SERIES B (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE)                                        5.25         05/01/2007            1,001,710
        750,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES BETHEL COLLEGE SERIES C (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE)                                        5.25         05/01/2007              751,283
        300,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES CENTRAL CHRISTIAN SERIES D (HIGHER
                 EDUCATION FACILITIES AUTHORITY REVENUE)                              5.25         05/01/2007              300,513
      1,600,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E (HIGHER
                 EDUCATION FACILITIES AUTHORITY REVENUE)                              5.25         05/01/2007            1,602,736
        800,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                 ANTICIPATION NOTES SOUTHWESTERN SERIES G (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE)                                        5.25         05/01/2007              801,368
      8,010,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.75         12/01/2012            7,989,815
      2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.85         12/01/2013            2,390,621

                                                                                                                        16,846,146
                                                                                                                  ----------------
KENTUCKY - 2.27%
        125,000  COVINGTON KY ALLEN & ALLEN@+/-                                       4.38         09/01/2016              125,018
      5,400,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT
                 HOUSING FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)@+/-           4.35         12/01/2028            5,400,000
      5,900,000  NEWPORT KY BOND ANTICIPATION NOTES                                   3.55         12/01/2006            5,894,985

                                                                                                                        11,420,003
                                                                                                                  ----------------
LOUISIANA - 3.41%
      9,470,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                 CHARLES MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                     3.25         12/01/2018            9,470,000
      2,750,000  LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT
                 (IDR)@+/-                                                            4.38         10/01/2020            2,757,920
      2,112,114  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                       4.57         08/20/2007            2,094,520
        630,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES B              5.00         09/01/2007              630,309
        500,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C              5.00         09/01/2007              500,245
        505,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D              5.00         09/01/2007              505,247
      1,175,000  ST BERNARD PARISH LOUISIANA (SALES TAX REVENUE, FIRST
                 SECURITY BANK LOC)                                                   5.00         03/01/2008            1,197,078

                                                                                                                        17,155,319
                                                                                                                  ----------------
MARYLAND - 0.25%
      1,260,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                 PROGRAM                                                              4.40         04/01/2023            1,262,533
                                                                                                                  ----------------
MASSACHUSETTS - 0.10%
        500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-            4.95         12/01/2006              500,830
                                                                                                                  ----------------
MICHIGAN - 0.60%
      2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                 OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                 LOC)@+/-                                                             4.35         06/01/2041            2,503,850
        430,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE
                 MANAGEMENT (SOLID WASTE REVENUE)@+/-                                 3.00         12/01/2013              428,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MICHIGAN (continued)
$       100,000  MICHIGAN STATE STRATEGIC FUND LIMITED PORTER HILLS RADIAN
                 INSURED (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      3.65%        07/01/2028     $        100,000

                                                                                                                         3,032,250
                                                                                                                  ----------------
MINNESOTA - 0.10%
        500,000  CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY
                 HOSPITALS & HEALTH@+/-                                               4.04         11/01/2026             500,000
                                                                                                                  ----------------
MISSISSIPPI - 2.12%
      4,500,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
                 MEMORIAL HEALTH SERIES B2                                            3.50         09/01/2022            4,499,865
      6,200,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY #8 MAGNOLIA PARK
                 APARTMENTS@+/-                                                       4.15         03/01/2030            6,202,852

                                                                                                                        10,702,717
                                                                                                                  ----------------
MISSOURI - 3.29%
      4,550,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                     3.88         08/01/2018            4,523,838
      4,079,936  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 LEASE SUBLEASE PURCHASE                                              3.09         07/15/2008            4,083,649
      2,750,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 ROCKHURST UNIVERSITY REVENUE ANTICIPATION NOTES SERIES D
                 (EDUCATIONAL FACILITIES REVENUE, HYPO PUBLIC FINANCE BANK)++         5.25         04/25/2007            2,765,950
      2,085,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                 SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
                 GNMA/FNMA INSURED)                                                   7.15         03/01/2032            2,131,829
        600,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1               4.80         03/01/2019              600,606
      2,490,000  RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT
                 VILLAGE PROJECT                                                      3.35         10/01/2006            2,489,826

                                                                                                                        16,595,698
                                                                                                                  ----------------
NEBRASKA - 0.22%
      1,090,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY                         7.50         06/01/2009            1,091,046
                                                                                                                  ----------------
NEW HAMPSHIRE - 1.20%
      1,500,000  NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES
                 SERIES B (HEALTHCARE FACILITIES REVENUE)                             4.75         04/24/2007            1,509,060
        750,000  NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES
                 SERIES D (HEALTHCARE FACILITIES REVENUE)                             4.75         04/24/2007              754,530
      3,750,000  NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES
                 SERIES E (HEALTHCARE FACILITIES REVENUE)                             4.75         04/24/2007            3,772,650

                                                                                                                         6,036,240
                                                                                                                  ----------------
NEW JERSEY - 1.49%
      1,000,000  BAYONNE NJ TEMPORARY NOTES (PROPERTY TAX REVENUE)                    5.00         10/27/2006            1,000,310
      6,500,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                         4.50         10/12/2006            6,500,390

                                                                                                                         7,500,700
                                                                                                                  ----------------
NEW MEXICO - 4.10%
      2,080,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT              5.00         01/01/2008            2,106,125
      1,800,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                 (HOUSING REVENUE, GNMA INSURED)                                      3.90         01/01/2019            1,799,190
      1,550,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
                 (HOUSING REVENUE, GNMA INSURED)                                      4.13         07/01/2019            1,551,519
     15,185,000  PUEBLO OF SANDIA NM@+/- %%                                           5.23         03/01/2015           15,185,000

                                                                                                                        20,641,834
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
NEW YORK - 3.35%
$     1,335,000  KIRYAS JOEL NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)        6.10%        05/11/2007     $      1,343,718
      3,500,000  MONROE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY WOODLAND
                 VILLAGE PROJECT (LEASE REVENUE)                                      8.55         11/15/2010            4,197,795
      1,315,000  MONROE NY NEWPOWER CORPORATION                                       3.30         01/01/2009            1,286,622
      1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE
                 BUILDING ACQUISITION PROJECT                                         5.25         06/01/2008            1,018,240
      2,180,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
                 GROUP ASSOCIATION PROJECT                                            5.00         01/01/2007            2,186,300
      4,545,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
                 GROUP ASSOCIATION PROJECT                                            5.00         01/01/2008            4,608,766
      1,000,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                       5.13         11/01/2006            1,000,570
      1,000,000  ROOSEVELT NY UNION FREE SCHOOL DISTRICT REVENUE ANTICIPATION
                 NOTES (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                  4.50         06/29/2007            1,004,350
        235,000  WESTCHESTER COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY SPECIAL
                 NEEDS FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA INSURED)         4.25         07/01/2009              237,670

                                                                                                                        16,884,031
                                                                                                                  ----------------
NORTH CAROLINA - 0.70%
      1,500,000  FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)             3.55         01/15/2008            1,497,780
      2,040,000  FAYETTEVILLE NC PUBLIC WORKS (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)                                                            3.38         01/15/2007            2,036,063

                                                                                                                         3,533,843
                                                                                                                  ----------------
NORTH DAKOTA - 0.93%
      2,570,000  NORTH DAKOTA STATE HFA MORTGAGE REVENUE HOME FINANCE PROGRAM
                 SERIES A                                                             4.60         01/01/2023            2,575,166
        190,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                 MORTGAGE FINANCE SERIES A                                            4.60         01/01/2023              191,231
        735,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                 MORTGAGE FINANCE SERIES D                                            5.40         07/01/2029              735,706
      1,165,000  OAKES ND (WATER REVENUE)                                             4.00         01/01/2008            1,165,850

                                                                                                                         4,667,953
                                                                                                                  ----------------
OHIO - 2.34%
      2,550,000  BLUE ASH OH TAX INCREMENT BOND ANTICIPATION NOTES                    4.00         12/14/2006            2,549,465
      5,000,000  CUYAHOGA OH METROPOLIS                                               3.60         12/01/2006            4,999,500
        800,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B@+/-             4.11         09/15/2014              800,000
      3,400,000  LORAIN OH (PROPERTY TAX REVENUE)                                     4.50         10/03/2007            3,413,124

                                                                                                                        11,762,089
                                                                                                                  ----------------
OKLAHOMA - 2.65%
        565,000  COMANCHE COUNTY OK (HOSPITAL REVENUE, RADIAN INSURED)                4.25         07/01/2008              570,305
        525,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                 SHATTUCK PROJECT                                                     5.00         08/01/2008              523,745
      1,160,000  OKLAHOMA COUNTY OK FINANCIAL AUTHORITY WESTERN HEIGHTS PUBLIC
                 SCHOOLS PROJECTS (LEASE REVENUE, GUARANTEE AGREEMENT)                5.00         09/01/2008            1,191,018
      1,225,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                 SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                   7.10         09/01/2028            1,234,126
      2,335,000  OKLAHOMA SCHOOL DISTRICT & COUNTY REVENUE ANTICIPATION
                 PROGRAM CERTICATES PARTICIPATION SERIES C (OTHER REVENUE)            4.50         06/29/2007            2,337,965
      2,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITY EDUCATIONAL FACILITIES
                 OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
                 AGREEMENT)                                                           5.00         09/01/2009            2,074,300
      5,410,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANS@+/-               2.85         11/01/2014            5,410,054

                                                                                                                        13,341,513
                                                                                                                  ----------------
OREGON - 2.16%
      1,000,000  COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES C
                 (OTHER REVENUE)                                                      4.88         10/01/2008            1,000,710
      3,000,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                 PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      2.69         08/15/2032            3,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
OREGON (continued)
$     6,000,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES
                 CXLVII@+/-                                                           4.20%        02/01/2012     $      6,000,000
        860,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
                 PROJECT                                                              5.63         08/01/2007              861,264

                                                                                                                        10,861,974
                                                                                                                  ----------------
OTHER - 0.97%
      4,936,876  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                 PASSTHRU CERTIFICATES C+/-                                           3.38         11/01/2008            4,889,926
                                                                                                                  ----------------
PENNSYLVANIA - 5.62%
      5,000,000  ALLEGHENY COUNTY PA@+/-                                              3.85         09/15/2028            5,000,000
      5,000,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT REVENUE
                 (HEALTHCARE FACILITIES REVENUE)@+/-                                  3.80         09/15/2032            5,000,000
      3,000,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT UPMC HEALTH SYSTEMS
                 SERIES A-1 (HOSPITAL REVENUE)@+/-                                    3.65         09/15/2032            3,000,000
        650,000  ALLENTOWN PA SACRED HEART HOSPITAL                                   5.00         11/15/2006              650,384
      1,730,000  ALLENTOWN PA SACRED HEART HOSPITAL                                   5.00         11/15/2007            1,734,031
        535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
                 HOSPITAL PROJECT                                                     3.50         11/15/2007              532,122
      5,569,231  PENNSYLVANIA HFA SFMR@+/-                                            4.25         06/01/2008            5,569,231
      2,500,000  PITTSBURGH PA URBAN REDEVELOPMENT AUTHORITY LOU MASON JUNIOR
                 REPLACEMENT@+/-                                                      5.00         12/01/2010            2,514,300
      1,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH
                 SERIES A                                                             5.50         12/01/2006            1,504,335
      2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT          4.00         06/15/2008            2,781,552

                                                                                                                        28,285,955
                                                                                                                  ----------------
PUERTO RICO - 3.37%
      4,250,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                 (OTHER REVENUE)                                                      5.00         12/01/2008            4,352,468
     12,605,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B @+/-         4.39         10/01/2040           12,605,000

                                                                                                                        16,957,468
                                                                                                                  ----------------
SOUTH CAROLINA - 0.78%
      1,000,000  JASPER COUNTY SC (OTHER REVENUE)                                     4.25         02/15/2007              999,620
      1,610,000  JASPER COUNTY SC REVENUE ANTICIPATION NOTES                          4.00         11/15/2006            1,609,147
      1,315,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
                 B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        5.13         07/01/2008            1,321,759

                                                                                                                         3,930,526
                                                                                                                  ----------------
SOUTH DAKOTA - 4.84%
      6,400,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT@+/-                 4.14         12/01/2012            6,400,000
        245,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                 LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A                     3.75         04/01/2007              244,478
      4,345,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH@+/-                                        4.04         11/01/2025            4,345,000
      3,500,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH@+/-                                        4.04         11/01/2027            3,500,000
      3,975,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                 VALLEY HOSPITALS & HEALTH SERIES B@+/-                               4.04         11/01/2020            3,975,000
      5,500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                 AUTHORITIES (HFFA REVENUE, AMBAC INSURED)@+/-                        4.00         07/01/2031            5,499,890
        380,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES RAPID CITY
                 REGIONAL HOSPITAL PROJECT (HFFA REVENUE)                             7.75         09/01/2007              392,620

                                                                                                                        24,356,988
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
TENNESSEE - 0.35%
$     1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT BOARD REVENUE EASTER SEAL PROJECT@+/-         3.10%        08/01/2019     $      1,000,000
        750,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT BOARD REVENUE RIVER RETREAT
                 SERIES A @+/- %%                                                     5.70         11/01/2026              750,765

                                                                                                                         1,750,765
                                                                                                                  ----------------
TEXAS - 5.37%
      1,000,000  EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)                                    5.00         02/15/2012            1,030,210
      1,775,000  GULF COAST WASTE DISPOSAL AUTHORITY TEXAS AMOCO OIL (OTHER
                 REVENUE)                                                             2.00         10/01/2017            1,774,769
      3,000,000  MATAGORDA COUNTY TX@+/-                                              4.55         11/01/2029            3,001,470
      6,350,000  RED RIVER TEXAS HIGHER EDUCATION-TCU PROJECT (HIGHER
                 EDUCATION FACILITIES AUTHORITY REVENUE)@+/-                          2.75         03/01/2031            6,160,834
      5,000,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING FUND
                 SERIES B (OTHER REVENUE)                                             5.40         07/15/2014            5,023,000
      3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A       5.60         07/15/2012            3,695,904
      6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON
                 WATER PRODUCTS PROJECT@+/-                                           4.25         10/30/2026            6,000,000
        336,569  WILMER-HUTCHINS INDEPENDENT SCHOOL DISTRICT TX                       5.00         09/30/2006              336,562

                                                                                                                        27,022,749
                                                                                                                  ----------------
UTAH - 1.13%
      1,446,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                  5.50         12/15/2008            1,446,202
      1,200,000  SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
                 REDEVELOPMENT TAX INCREMENT SERIES A                                 5.25         10/01/2007            1,214,988
        475,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                  6.00         01/01/2031              483,541
      2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, AMBAC GSL
                 INSURED)                                                             5.90         11/01/2007            2,546,275

                                                                                                                         5,691,006
                                                                                                                  ----------------
VIRGINIA - 2.64%
      3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT @+/-                5.25         02/01/2008            3,007,620
      2,750,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA SERIES B (TOLL ROAD
                 REVENUE, ACA INSURED)^                                               5.48         08/15/2020            1,311,283
         40,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA SERIES B (TOLL ROAD
                 REVENUE, ACA INSURED)^                                               5.54         08/15/2022               16,996
        485,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD 1ST TIER
                 SUBSERIES C (TOLL ROAD REVENUE)^                                     5.48         08/15/2017              271,552
      1,125,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD 1ST TIER
                 SUBSERIES C (TOLL ROAD REVENUE)^                                     5.57         08/15/2018              590,850
      1,845,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD 1ST
                 TIER-SUBSERIES C (TOLL ROAD REVENUE)^                                5.62         08/15/2019              912,924
        100,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.10         08/15/2015               64,316
      1,015,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.21         08/15/2016              614,735
        125,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.40         08/15/2019               63,525
      1,000,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.56         08/15/2023              401,380
        825,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.72         08/15/2030              218,807
     18,400,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD SERIES B
                 (TOLL ROAD REVENUE)^                                                 5.80         08/15/2034            3,818,736
      2,025,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED             4.00         06/01/2013            2,017,406

                                                                                                                        13,310,130
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WASHINGTON - 0.85%
$     3,000,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
                 REVENUE)                                                             6.38%        12/01/2008     $      3,091,200
      1,175,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                 PROJECT@+/-                                                          4.70         10/01/2023            1,175,000

                                                                                                                         4,266,200
                                                                                                                  ----------------
WEST VIRGINIA - 2.08%
     10,500,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E@+/-             2.80         05/01/2019           10,480,680
                                                                                                                  ----------------
WISCONSIN - 1.30%
        600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
                 BACKED                                                               5.25         06/01/2007              603,900
         50,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT@+/-         3.72         09/01/2040               50,000
        780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                 NOTES (SEWER REVENUE)                                                4.50         05/01/2011              790,764
        120,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                 INCORPORATED PROJECT@+/-                                             3.82         12/01/2034              120,000
      5,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                              4.00         12/01/2022            5,002,100

                                                                                                                         6,566,764
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $502,336,000)                                                                      501,651,551
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 0.39%
      1,944,330  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~ +++                                       1,944,330
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,944,330)                                                                           1,944,330
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $504,280,330)*                                   100.02%                                                    $    503,595,881

OTHER ASSETS AND LIABILITIES, NET                       (0.02)                                                             (76,222)
                                                       ------                                                     ----------------

TOTAL NET ASSETS                                       100.00%                                                    $    503,519,659
                                                       ------                                                     ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,944,330.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 99.03%

GUAM - 0.06%
          5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                 5.25         10/01/2013                5,272
         20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES
                 TAX REVENUE LOC)                                                     5.50         11/01/2008               20,778
         10,000  TERRITORY OF GUAM SERIES A                                           5.20         11/15/2008               10,011

                                                                                                                            36,061
                                                                                                                  ----------------
OKLAHOMA - 0.04%
         25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING
                 REVENUE, US GOVERNMENT GUARANTEED)                                   5.75         05/01/2009               26,203
                                                                                                                  ----------------
PENNSYLVANIA - 0.32%
        200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
                 US GOVERNMENT GUARANTEED)                                            5.75         05/01/2008              206,200
                                                                                                                  ----------------
PUERTO RICO - 25.02%
         25,000  CHILDREN'S TRUST FUND PUERTO RICO (OTHER REVENUE LOC)                5.00         05/15/2008               25,279
        275,000  CHILDREN'S TRUST FUND PUERTO RICO                                    5.00         05/15/2009              279,859
        250,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (EXCISE
                 TAX REVENUE)                                                         4.13         05/15/2011              248,170
        100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT                       5.25         07/01/2011              105,936
        200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
                 SALES TAX REVENUE LOC)                                               5.50         07/01/2016              227,486
        305,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                              10.25         07/01/2009              334,899
         25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                 AUTHORITY REVENUE LOC)                                               6.25         07/01/2012               28,401
        100,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)               5.50         07/01/2013              111,108
      1,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE, FIRST SECURITY BANK
                 LOC)                                                                 6.50         07/01/2013            1,168,550
        600,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SENIOR
                 NOTES SERIES B (OTHER REVENUE)                                       5.00         12/01/2014              641,874
        355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                 SERIES O^                                                            4.17         07/01/2017              228,464
        770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC
                 REVENUE LOC)                                                         5.25         07/01/2029              814,260
        405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                       5.25         07/01/2022              437,902
        100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                 REVENUE LOC)                                                         5.00         07/01/2011              106,108
        105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC
                 REVENUE, MBIA INSURED)                                               6.13         07/01/2009              112,089
        600,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)        5.00         12/01/2017              638,676
        200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
                 SALES TAX REVENUE LOC)                                               5.50         07/01/2013              222,216
      1,900,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                 REVENUE, FHA INSURED)@+/-                                            3.78         06/01/2021            1,900,000
         50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                 CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED
                 PROJECT+/-                                                           6.25         11/15/2013               51,791
        405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY SYSTEM PROJECT                                     5.00         12/01/2009              415,109
        430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                 MENDEZ UNIVERSITY SYSTEM PROJECT                                     5.00         12/01/2010              443,880
         25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A                                  6.50         11/15/2020               27,718
         60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                         5.88         08/01/2012               60,395
        215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES
                 REVENUE LOC)                                                         5.50         07/01/2017              221,031
      5,145,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B @+/-         4.39         10/01/2040            5,145,000
        270,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                          4.15         12/01/2006              269,752
        275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                          4.25         06/01/2007              274,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
PUERTO RICO (continued)
$       500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE
                 LOC)                                                                 5.25%        08/01/2021     $        538,160
        300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                 REVENUE LOC)                                                         5.75         08/01/2013              321,189
        105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                 REVENUE, CIFG INSURED)                                               5.25         07/01/2017              117,349
         40,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE
                 REVENUE)                                                             5.13         07/01/2024               41,809
        500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                      5.50         07/01/2021              581,120
         25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE
                 REVENUE LOC)                                                         5.60         07/01/2008               25,739

                                                                                                                        16,165,500
                                                                                                                  ----------------
TEXAS - 3.91%
      3,700,000  EAST TEXAS FINANCE CORPORATION (SFHR, MBIA INSURED)^                 4.13         03/01/2016            2,526,064
                                                                                                                  ----------------
VIRGIN ISLANDS - 4.56%
        500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^ ##          4.38         05/15/2011              479,565
         45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                              5.30         12/01/2008               46,354
        150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE LOC)                                              5.85         12/01/2014              159,723
        500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                            5.50         10/01/2014              518,935
        180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                              5.20         10/01/2009              185,962
      1,000,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY NOTE A (SEWER REVENUE)       5.25         10/01/2019            1,060,990
        200,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE GROSS
                 RECEIPTS TAXES LOAN NOTE SERIES A (TAX REVENUE LOC)                  6.13         10/01/2029              220,572
         10,000  VIRGIN ISLANDS PUBLIC FINANCIAL AUTHORITY SERIES A (OTHER
                 REVENUE)                                                             7.30         10/01/2018               12,476
        250,000  VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A                            5.00         10/01/2014              262,350

                                                                                                                         2,946,927
                                                                                                                  ----------------
WISCONSIN - 65.12%
         20,000  ASHWAUBENON WI CDA ARENA PROJECT                                     4.80         06/01/2016               21,023
        100,000  ASHWAUBENON WI CDA ARENA PROJECT                                     5.05         06/01/2019              106,424
        815,000  ASHWAUBENON WI CDA ARENA PROJECT                                     5.10         06/01/2020              869,418
        195,000  ASHWAUBENON WI CDA ARENA PROJECT PREREFUNDED SERIES A @              5.80         06/01/2009              206,121
         65,000  BARABOO WI CDA                                                       4.50         03/01/2008               65,715
         95,000  BARABOO WI CDA                                                       4.70         03/01/2010               97,787
         80,000  BARABOO WI CDA                                                       4.80         03/01/2011               83,120
        800,000  BELOIT WI CDA SERIES A                                               5.50         03/01/2020              846,752
         80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT PREREFUNDED SERIES B @                          5.25         04/01/2011               80,639
         50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                        4.20         04/01/2012               50,749
        100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                        4.50         04/01/2014              102,333
        105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT PREREFUNDED SERIES B @                          5.40         04/01/2017              105,991
         50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B                                        5.13         04/01/2021               51,902
        175,000  CUDAHY WI CDA                                                        4.70         06/01/2009              179,944
         10,000  CUDAHY WI CDA PREREFUNDED(LEASE REVENUE) @                           5.00         06/01/2014               10,356
         25,000  CUDAHY WI CDA (LEASE REVENUE)                                        5.00         06/01/2014               25,774
      1,540,000  CUDATY WI CDA                                                        4.55         06/01/2019            1,575,682
         30,000  GERMANTOWN WISCONSIN IDR QUARTERS-BANNER WELDER INCORPORATED
                 PROJECT @+/-                                                         5.13         02/01/2011               30,015
        500,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC
                 PARKING A                                                            4.75         10/01/2020              518,530
         45,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6                5.00         10/01/2019               46,781
        100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                      4.90         07/01/2010              102,084
        115,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                         4.15         02/01/2008              116,040

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WISCONSIN (continued)
$         5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                         4.35%        02/01/2010     $          5,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

         10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                         4.45         02/01/2011               10,378
        175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)#                                                        4.75         02/01/2014              182,774
        140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE LOC)                                                         5.00         02/01/2019              146,541
         20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
                 SERIES A (HOUSING REVENUE LOC)                                       6.15         12/01/2030               20,829
      1,445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
                 VILLAGE HOUSING INCORPORATED                                         5.00         04/01/2016            1,557,493
         20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                   5.00         02/15/2013               20,780
         10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                   5.50         02/15/2021               10,570
      1,500,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A                  5.25         06/01/2024            1,564,770
        100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                    5.15         04/01/2013              104,325
        500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT@+/-         4.75         09/01/2033              495,295
        615,000  JACKSON WI COMMUNITY DEVELOPMENT AUTHORITY KETTLE MORAINE
                 LUTHERAN (PRIVATE SCHOOL REVENUE, MARSHALL & ISLEY BANK
                 LOC)@+/-                                                             3.77         06/01/2031              615,000
        245,000  JOHNSON CREEK WI CDA                                                 4.65         12/01/2012              254,690
         10,000  JOHNSON CREEK WI CDA                                                 5.00         12/01/2016               10,443
        200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
                 REVENUE LOC)                                                         6.00         11/20/2041              207,248
        280,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
                 PARK (HOUSING REVENUE LOC)                                           5.40         02/20/2043              289,164
         40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES             5.90         12/01/2008               40,047
      1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT              5.10         07/01/2022            1,059,900
      1,000,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES
                 REVENUE, AMBAC INSURED)                                              5.13         08/01/2021            1,062,500
        100,000  MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)          5.10         12/01/2023              100,812
      2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS                            5.13         08/01/2022            2,121,320
      1,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A          4.60         08/01/2022            1,023,150
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B       5.05         07/01/2019              490,168
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B       5.15         07/01/2020              491,883
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B       5.20         07/01/2021              492,800
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B       5.30         07/01/2022              495,634
        470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B       5.35         07/01/2023              496,264
        300,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                 SERIES A                                                             5.75         08/01/2035              302,331
        100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                 & UNIVERSITY REVENUE LOC)                                            4.20         10/01/2010              101,880
         95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                  4.20         08/01/2011               97,325
        950,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT@+/-         3.72         09/01/2040              950,000
         40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT                                                              5.00         12/01/2018               40,364
        100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                   4.20         12/01/2007              100,547
        125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                 PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                   4.30         12/01/2008              125,784
         25,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                     4.70         06/01/2009               25,126
      1,000,000  NEENAH WI CDA SERIES A                                               5.13         12/01/2023            1,069,940
         65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 APPLE GLEN SERIES A^                                                 3.85         11/01/2006               64,792
         45,000  OAKFIELD WI CDA                                                      4.20         12/01/2006               45,036
         50,000  OAKFIELD WI CDA                                                      4.40         12/01/2008               50,642
        350,000  OAKFIELD WI CDA                                                      5.40         12/01/2021              368,526
        100,000  OCONTO FALLS WI CDA                                                  4.15         06/01/2007              100,365
        150,000  OCONTO FALLS WI CDA                                                  4.15         06/01/2008              151,322
        150,000  OCONTO FALLS WI CDA                                                  4.05         06/01/2009              151,700
        135,000  OCONTO FALLS WI CDA                                                  4.60         06/01/2014              138,009
        175,000  OCONTO FALLS WI CDA                                                  4.65         06/01/2015              178,925
        200,000  OCONTO FALLS WI CDA                                                  4.90         06/01/2018              205,766
        210,000  ONALASKA WI CDA                                                      5.30         06/01/2015              214,368
        200,000  OSCEOLA WI RDA                                                       4.65         12/01/2010              205,272
        325,000  OSCEOLA WI RDA                                                       4.75         12/01/2011              336,440

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WISCONSIN (continued)
$       350,000  OSCEOLA WI RDA                                                       5.15%        12/01/2015     $        365,873
        410,000  OSCEOLA WI RDA                                                       5.38         12/01/2020              430,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

         50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
                 (HOUSING REVENUE LOC)                                                5.90         06/01/2024               51,036
         25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
                 GOVERNMENT GUARANTEED)                                               5.75         05/01/2009               26,203
         10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 (SALES TAX REVENUE LOC) @+/-                                         5.65         03/13/2007               10,195
         15,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                         5.00         12/15/2006               15,045
        250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                         5.50         12/15/2009              264,813
      1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                         5.50         12/15/2015            1,689,921
         85,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                     5.50         12/15/2015               96,002
        280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                     5.50         12/15/2018              321,412
        195,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE LOC)                                     5.50         12/15/2021              226,863
        100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, MBIA INSURED)                           5.00         12/15/2017              106,539
      1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, MBIA INSURED)                           5.50         12/15/2017            2,012,647
         35,000  ST. CROIX FALLS WI CDA                                               3.65         12/01/2007               34,899
         20,000  ST. CROIX FALLS WI CDA                                               4.00         12/01/2007               20,088
        135,000  ST. CROIX FALLS WI CDA                                               4.13         12/01/2008              136,435
        120,000  ST. CROIX FALLS WI CDA                                               4.40         12/01/2011              124,380
         80,000  ST. CROIX FALLS WI CDA                                               4.50         12/01/2011               81,702
        160,000  ST. CROIX FALLS WI CDA                                               4.50         12/01/2012              166,213
         90,000  ST. CROIX FALLS WI CDA                                               4.85         12/01/2014               93,355
        500,000  STURGEON BAY WI WATERFRONT REDEVELOPMENT AUTHORITY REFUNDED
                 SERIES A (OTHER REVENUE)                                             4.50         10/01/2021              507,250
         50,000  STURTEVANT WI CDA                                                    3.55         12/01/2009               49,699
         75,000  STURTEVANT WI CDA                                                    4.60         12/01/2010               76,225
        110,000  STURTEVANT WI CDA                                                    4.80         12/01/2012              112,132
        300,000  STURTEVANT WI CDA                                                    4.40         12/01/2015              307,107
         25,000  SUN PRAIRIE WI CDA SERIES B                                          5.00         02/01/2012               26,082
         95,000  SUN PRAIRIE WI CDA SERIES B                                          5.10         02/01/2013               99,255
        105,000  SUN PRAIRIE WI CDA SERIES B                                          5.20         02/01/2014              109,892
        750,000  VERONA WI CDA                                                        5.38         12/01/2022              793,253
         50,000  WATERFORD WI CDA PREREFUNDED @                                       5.35         10/01/2014               53,007
         95,000  WATERFORD WI CDA PREREFUNDED @                                       5.80         10/01/2023              102,284
        240,000  WATERTOWN WI CDA SERIES A                                            5.00         05/01/2018              245,126
         50,000  WATERTOWN WI CDA SERIES B                                            4.25         05/01/2008               50,448
        500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                 PROJECT@+/-                                                          4.80         03/01/2034              500,210
        590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT@+/-       5.00         12/01/2027              598,626
        410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
                 SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         5.00         06/20/2021              431,570
         25,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT            7.25         06/01/2020               27,802
        100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT            7.50         06/01/2035              112,053
        100,000  WAUPACA WI CDA SERIES A (RECREATIONAL FACILITIES REVENUE)            4.80         04/01/2013              104,729
        100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                  3.85         11/01/2006               99,680
        105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                  3.71         05/01/2007              102,773
        100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                 HAWTHORNE SERIES A^                                                  3.75         11/01/2007               96,094
         45,000  WAUWATOSA WI RDA (LEASE REVENUE LOC)                                 5.65         12/01/2016               46,047
         85,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT @+/-                    4.00         11/01/2009               84,950
         65,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT @+/-                    4.30         11/01/2010               65,511
        220,000  WESTON WI CDA                                                        4.25         10/01/2013              226,844

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
WISCONSIN (continued)
$       720,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                         5.25%        10/01/2020     $        782,158
      3,250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                 REVENUE LOC)^                                                        4.59         12/15/2030            1,093,495

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

        220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
                 DEDICATED SERIES A (TAX REVENUE LOC)^                                4.37         12/15/2021              114,495
         25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)         5.25         12/15/2013               27,385
        210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)         5.25         12/15/2015              232,796
        465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)         5.25         12/15/2016              517,889
        300,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)         5.25         12/15/2018              338,718
        105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)         5.25         12/15/2019              119,054
        475,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)                             5.25         12/15/2027              540,137
         40,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES B                  5.70         12/15/2006               40,569
         65,000  WISCONSIN DELLS CDA SERIES A                                         4.65         09/01/2014               67,007
         70,000  WISCONSIN DELLS CDA SERIES A                                         4.80         09/01/2015               72,423
         75,000  WISCONSIN DELLS CDA SERIES A                                         4.90         09/01/2016               77,726
         80,000  WISCONSIN DELLS CDA SERIES A                                         5.00         09/01/2017               83,022
        160,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC) @            6.10         12/01/2017              176,917
      1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                     4.70         11/01/2025            1,019,080
      1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, AMBAC INSURED)                                     4.90         11/01/2035            1,781,590

                                                                                                                        42,074,699
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $62,552,833)                                                                        63,981,654
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,552,833)*                                      99.03%                                                   $     63,981,654

OTHER ASSETS AND LIABILITIES, NET                         0.97                                                             626,728
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $     64,608,382
                                                       -------                                                    ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAMES AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNI INCOME

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC  -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 21, 2006

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 21, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Funds Trust

                                                  By:   /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President

                                                  By:   /s/ A. Erdem Cimen

                                                        A. Erdem Cimen
                                                        Treasurer

Date:  November 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                  Wells Fargo Funds Trust

                                                  By:   /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President

                                                  By:   /s/ A. Erdem Cimen

                                                        A. Erdem Cimen
                                                        Treasurer

Date: November 21, 2006